UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                   c/o CT Corp
                                 101 Federal St.
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                    DATE OF REPORTING PERIOD: MARCH 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.


SEI INVESTMENTS







                                              Annual Report as of March 31, 2005


                                                      SEI Asset Allocation Trust


                                            Diversified Conservative Income Fund
                                                   Diversified Conservative Fund
                                         Diversified Global Moderate Growth Fund
                                                Diversified Moderate Growth Fund
                                                  Diversified Global Growth Fund
                                                   Diversified Global Stock Fund
                                                     Diversified U.S. Stock Fund
                                                         Defensive Strategy Fund
                                           TM Defensive Strategy Allocation Fund
                                                      Conservative Strategy Fund
                                        TM Conservative Strategy Allocation Fund
                                                          Moderate Strategy Fund
                                            TM Moderate Strategy Allocation Fund
                                                        Aggressive Strategy Fund
                                            Tax-Managed Aggressive Strategy Fund
                                                       Core Market Strategy Fund
                                         TM Core Market Strategy Allocation Fund
                                                     Market Growth Strategy Fund
                                       TM Market Growth Strategy Allocation Fund

TABLE OF CONTENTS



--------------------------------------------------------------

Market Commentary                                          1
--------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance   2
--------------------------------------------------------------
Statements of Net Assets                                  21
--------------------------------------------------------------
Statements of Operations                                  40
--------------------------------------------------------------
Statements of Changes in Net Assets                       46
--------------------------------------------------------------
Financial Highlights                                      52
--------------------------------------------------------------
Notes to Financial Statements                             58
--------------------------------------------------------------
Report of Independent Registered Public Accounting Firm   67
--------------------------------------------------------------
Trustees and Officers of the Trust                        68
--------------------------------------------------------------
Disclosure of Fund Expenses                               71
--------------------------------------------------------------
Board of Trustees Considerations in
Approving the Advisory Agreement                          73
--------------------------------------------------------------
Notice to Shareholders                                    75
--------------------------------------------------------------
Shareholder Voting Results                                76
--------------------------------------------------------------





The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1 800-DIAL- SEI; and (ii) on the Commission's website at http://www.sec.gov.

================================================================================

MARKET COMMENTARY
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2005




GLOBAL CAPITAL MARKETS ADVANCED MODERATELY DURING THE FISCAL YEAR ENDED MARCH 31, 2005, THOUGH PERFORMANCE WAS WELL OFF THE EXCEPTIONAL RETURN LEVELS POSTED FOR THE PREVIOUS FISCAL YEAR.

Coming into the year, the markets had changed from a steep upward climb during the 2003 calendar year to generally moving sideways in the most recent period. Returns were generally tightly range-bound with an overall undecipherable market direction. There were a multitude of dynamic macroeconomic factors that played into the markets' aimless behavior, such as uncertainty leading up to the U.S. presidential election, concern over geopolitical matters in the Middle East, higher oil prices, mildly rising inflation, and the shift from an accommodative to a tightening monetary cycle.

High-beta, smaller-cap stocks were rewarded in the U.S. equity market during the first half of the period. However, heading into the 2004 calendar year, investors shifted focus away from the higher-beta, cyclical issues and instead gravitated toward more defensive, less volatile areas of the marketplace such as the materials, consumer staples, and utilities sectors. This behavior reflected typical market behavior as economic growth moved into a more mature stage of recovery, and particularly (in the most recent case) as inflation pressures began to surface, and the Fed continued on a consistent schedule of incrementally raising interest rates as well. Overall for the year, the energy sector far and wide led gains, driven primarily by elevated oil prices.

Developed and emerging global equity markets outperformed U.S. equities for the year. Emerging equities in particular were powered higher by many of their own positive economic and political developments. The European markets on the other hand continued to disappoint, as economic growth remained virtually stagnant relative to their global counterparts. The strength of China continued to play a significant role in the global marketplace. Japan looked to be turning the corner midyear via a recovery of its banking system and mitigating deflation pressures, though disappointing economic news on prices and the consumer market late in the period cast significant doubt on the prospects for a nearer-term revival of the country's economy and market.

Global bond markets remained on solid ground at year's end, though interest rates rose moderately during the period. After several swings in the direction of U.S. rates in the 2004 calendar year, the 10-year Treasury yield climbed steadily during the latter half of the 2005 fiscal year. Overall, the U.S. dollar continued on a bear run versus its major rivals before gaining modest ground at the tail end of the year.




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                    1

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2005


Diversified Conservative Income Fund

Objectives
The Diversified Conservative Income Fund (the "Fund") seeks to provide both current income and an opportunity for capital appreciation through limited participation in the domestic equity markets.

Strategy
The Fund has a significant allocation to fixed income funds and should provide low to medium principal volatility. The Fund is appropriate for investors with shorter time horizons of 2 to 5 years.

The fixed income component of the Fund provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the SEI Core Fixed Income Fund, which invests in intermediate fixed income securities. A moderate allocation to a money market fund provides liquidity and current income, which will fluctuate with the general level of short-term interest rates. The Fund may invest in the international fixed income market, though it is not currently so invested.

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the longer term.

Analysis
The Diversified Conservative Income Fund, Class A returned 2.62% for the fiscal year ended March 31, 2005. One of the primary determinants of the Fund's performance came from the SEI Core Fixed Income Strategy, which registered a modest return of roughly 2% for the year. Bouts of positive movement in the bond market were driven by a combination of still-mediocre employment levels, concern over geopolitical matters, and an overall increase in demand for corporate debt; however, prices were pressured late in the period following the Fed's shift from an ultra accommodative monetary policy to a tightening mode initiated in June 2004. The Fund's allocation to prime obligation issues also benefited performance. Exposure to large cap equities weighed on Fund returns, as the SEI Large Cap Growth Strategy incurred losses for the year, while the SEI Value Strategy kept pace with the broad market for the most part. The SEI Small Cap Strategy posted mixed results, with the value substyle far outpacing growth. During the first half of the year, the market rewarded higher-yielding, smaller-cap stocks, which typically rally in the early stages of an economic rebound. However, during the course of the period, investors shifted focus away from the higher-beta, cyclical issues they had moved into as the economic recovery picked up momentum; instead they gravitated toward more defensive, less volatile areas of the marketplace as economic growth moved into a more mature stage of recovery, inflation pressures began to surface, and the Fed continued on a consistent schedule of incrementally raising interest rates.

Diversified Conservative Income Fund

AVERAGE ANNUAL TOTAL RETURN 1
------------------------------------------------------------------
                                 Annualized Annualized Annualized
                        One Year     3 Year     5 Year  Inception
                          Return     Return     Return    to Date
------------------------------------------------------------------
Diversified Conservative
 Income Fund, Class A       2.62%     4.45%      3.47%     6.44%
------------------------------------------------------------------
Diversified Conservative
 Income Fund, Class D       1.63%     3.42%      2.45%     5.43%
------------------------------------------------------------------
Diversified Conservative
 Income Fund, Class I+      2.41%     4.21%      3.33%     6.35%
------------------------------------------------------------------

Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Income Fund, Class A, versus the Lehman Brothers Aggregate Bond Index and the 25/55/20 Blended Benchmark*

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Diversified
                  Conservative                Lehman Brothers                         25/55/20
                  Income Fund,                    Aggregate                            Blended
                     Class A                    Bond Index**                        Benchmark***
6/30/96             $150,000                      $150,000                            $150,000
3/31/97              158,609                       156,472                             160,330
3/31/98              188,999                       175,249                             190,632
3/31/99              202,645                       186,605                             208,800
3/31/00              217,904                       190,113                             222,580
3/31/01              219,909                       213,935                             226,899
3/31/02              226,792                       225,359                             235,838
3/31/03              224,161                       251,703                             235,414
3/31/04              251,822                       265,295                             262,275
3/31/05              258,420                       268,373                             269,356



Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Income Fund, Class D, versus the Lehman Brothers Aggregate Bond Index and the 25/55/20 Blended Benchmark*

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

            Diversified
            Conservative     Lehman Brothers            25/55/20
            Income Fund,         Aggregate               Blended
               Class D         Bond Index**           Benchmark***
6/30/96       $150,000           $150,000               $150,000
3/31/97        157,433            156,472                160,330
3/31/98        185,614            175,249                190,632
3/31/99        197,103            186,605                208,800
3/31/00        209,856            190,113                222,580
3/31/01        209,751            213,935                226,899
3/31/02        214,177            225,359                235,838
3/31/03        209,529            251,703                235,414
3/31/04        233,101            265,295                262,275
3/31/05        236,900            268,373                269,356



1 For the period ended March 31, 2005. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning June 21, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

+ Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

** The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The 25/55/20 Blended Benchmark consists of the S&P 500 Index, the Lehman Brothers Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index.




--------------------------------------------------------------------------------
2                    SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


Diversified Conservative Fund


Objectives
The Diversified Conservative Fund (the "Fund") seeks to provide both current income and an opportunity for capital appreciation through limited participation in the domestic and international equity markets.

Strategy
The Fund includes significant allocations to fixed income funds and moderate allocations to equity funds, including exposure to non-U.S. equity. It is appropriate for investors with an intermediate time horizon of 4 to 12 years.

The U.S. fixed income component of the Fund invests in funds which invest in intermediate-term bonds with maturities ranging between 5 and 10 years. Intermediate-term bonds provide the Fund with an attractive current yield and a moderate level of volatility.

The Fund's allocation to U.S. equity funds includes investments in both large cap funds and small cap funds, and provides exposure to distinct styles of equity fund management. An allocation to an international stock fund provides additional diversification. The remainder of the Fund is allocated to money market funds, providing liquidity and facilitation of transactions. The Fund may invest in the international fixed income market, thought it is not currently so invested.

Analysis
The Diversified Conservative Fund, Class A returned 3.93% for the fiscal year ended March 31, 2005. One of the primary determinants of the Fund's performance came from the SEI Core Fixed Income Strategy, which registered a modest return of roughly 2% for the year. Bouts of positive movement in the bond market were driven by a combination of still-mediocre employment levels, concern over geopolitical matters, and an overall increase in demand for corporate debt; however, prices were pressured late in the period following the Fed's shift from an ultra accommodative monetary policy to a tightening mode initiated in June 2004. The Fund's allocation to prime obligation issues also helped to buoy performance. Exposure to large cap equities weighed on Fund returns, as the SEI Large Cap Growth Strategy incurred losses for the year, while the SEI Value Strategy kept pace with the broad market for the most part. The SEI Small Cap Strategy posted mixed results, with the value sub-style far outpacing growth. During the first half of the year, the market rewarded higher-yielding, smaller-cap stocks, which typically rally in the early stages of an economic rebound. However, during the course of the period, investors shifted focus away from the higher-beta, cyclical issues they had moved into as the economic recovery picked up momentum; instead they gravitated toward more defensive, less volatile areas of the marketplace as economic growth moved into a more mature stage of recovery, inflation pressures began to surface, and the Fed continued on a consistent schedule of incrementally raising interest rates. Positions in developed international equities curbed the Fund's gains, as the global economic recovery gained momentum at a slower-than-expected rate during the course of the period.

Diversified Conservative Fund

AVERAGE ANNUAL TOTAL RETURN 1
-------------------------------------------------------------------
                                 Annualized Annualized Annualized
                        One Year     3 Year     5 Year  Inception
                          Return     Return     Return    to Date
-------------------------------------------------------------------
Diversified Conservative
 Fund, Class A             3.93%      6.01%       2.31%     6.60%
-------------------------------------------------------------------
Diversified Conservative
 Fund, Class D             2.96%      4.99%       1.30%     5.48%
-------------------------------------------------------------------
Diversified Conservative
 Fund, Class I+            3.62%      5.76%       2.16%     6.52%
-------------------------------------------------------------------



Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Fund, Class A, versus the Lehman Brothers Aggregate Bond Index and the 32/8/60 Blended Benchmark*

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Diversified
                  Conservative       Lehman Brothers            32/8/60
                      Fund               Aggregate               Blended
                     Class A           Bond Index**           Benchmark***
6/30/96             $150,000             $150,000               $150,000
3/31/97              158,795              156,472                160,961
3/31/98              194,286              175,249                198,594
3/31/99              211,617              186,605                219,982
3/31/00              232,884              190,113                239,473
3/31/01              216,699              213,935                233,007
3/31/02              219,104              225,359                239,927
3/31/03              211,107              251,703                230,762
3/31/04              251,175              265,295                272,576
3/31/05              261,046              268,373                283,697


Comparison of Change in the Value of a $150,000 Investment in the Diversified Conservative Fund, Class D, versus the Lehman Brothers Aggregate Bond Index and the 32/8/60 Blended Benchmark*

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Diversified
                  Conservative      Lehman Brothers      32/8/60
                      Fund,             Aggregate         Blended
                     Class D          Bond Index**     Benchmark***
7/31/96             $150,000            $150,000         $150,000
3/31/97              160,197             156,051          163,396
3/31/98              194,303             174,777          201,598
3/31/99              209,536             186,103          223,310
3/31/00              228,415             189,601          243,095
3/31/01              210,348             213,359          236,531
3/31/02              210,474             224,752          243,556
3/31/03              200,771             251,025          234,253
3/31/04              236,609             264,581          276,699
3/31/05              243,612             267,650          287,988


1 For the period ended March 31, 2005. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 26, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares.

+ Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes A and D due to different expenses.

** The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The 32/8/60 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Lehman Brothers Aggregate Bond Index.




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                    3

================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2005


Diversified Global Moderate Growth Fund


Objectives
The Diversified Global Moderate Growth Fund (the "Fund") seeks long-term capital appreciation through participation in the domestic and global equity markets, with a limited level of current income.

Strategy
The Fund includes significant allocations to both equity and fixed income funds. It is a medium-risk Fund, which is appropriate for investors with an intermediate time horizon of 5 to 15 years.

The equity component of the Fund provides the opportunity for long-term capital appreciation. Under normal conditions, a majority of the Fund is allocated to style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. The equity component is further diversified with exposure to non-U.S. stocks through international and emerging markets funds. The Fund may invest in the emerging markets debt market.

The U.S. fixed income portion of the Fund contains funds which invest in intermediate-term bonds with maturities ranging between 5 and 10 years. Exposure to a high yield bond fund provides added diversification and opportunity for enhanced return. The Fund may invest in the international fixed income market.

Analysis
The Diversified Global Moderate Growth Fund, Class A returned 5.99% for the fiscal year ended March 31, 2005. Despite solid returns of the SEI Core Fixed Income Strategy, losses registered by the SEI Large Cap Growth Strategy weighed heavily on the Fund's performance. During the first half of the year, the market rewarded higher-yielding, smaller-cap stocks, which typically rally in the early stages of an economic rebound. However, over the course of the period, investors shifted focus away from the higher-beta, cyclical issues they had moved into as the economic recovery picked up momentum; instead they gravitated toward more defensive, less volatile areas of the marketplace as economic growth moved into a more mature stage of recovery, inflation pressures began to surface, and the Fed continued on a consistent schedule of incrementally raising interest rates. Positions in developed international equities curbed the Fund's gains, as the global economic recovery gained momentum at a slower-than-expected rate during the course of the period. Finally, the SEI High Yield Bond and SEI Emerging Markets Debt Strategies largely contributed to positive Fund returns by posting robust performance for the period.


Diversified Global Moderate Growth Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------
                                   Annualized Annualized Annualized
                           One Year    3 Year     5 Year  Inception
                             Return    Return     Return    to Date
--------------------------------------------------------------------
Diversified Global Moderate
 Growth Fund, Class A          5.99%    6.08%      0.65%     6.10%
--------------------------------------------------------------------
Diversified Global Moderate
 Growth Fund, Class D          4.96%    5.04%     -0.35%     5.01%
--------------------------------------------------------------------
Diversified Global Moderate
 Growth Fund, Class I+         5.80%    5.78%      0.48%     6.00%
--------------------------------------------------------------------

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Moderate Growth Fund, Class A, versus the Lehman Brothers Aggregate Bond Index and the 45/15/40 Blended Benchmark*

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Diversified
                 Global Moderate    Lehman Brothers          45/15/40
                  Growth Fund,          Aggregate             Blended
                     Class A          Bond Index**         Benchmark***
12/31/96            $150,000            $150,000             $150,000
3/31/97              150,404             149,167              151,225
3/31/98              189,028             167,067              194,309
3/31/99              197,779             177,893              218,248
3/31/00              233,459             181,237              245,726
3/31/01              197,996             203,946              221,571
3/31/02              202,075             214,837              224,496
3/31/03              178,170             239,951              199,824
3/31/04              227,558             252,909              250,739
3/31/05              241,189             255,842              265,181

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Moderate Growth Fund, Class D, versus the Lehman Brothers Aggregate Bond Index and the 45/15/40 Blended Benchmark*

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Diversified
                 Global Moderate     Lehman Brothers         45/15/40
                  Growth Fund,           Aggregate            Blended
                     Class D           Bond Index**        Benchmark***
12/31/96            $150,000             $150,000            $150,000
3/31/97              149,895              149,167             151,225
3/31/98              186,439              167,067             194,309
3/31/99              193,039              177,893             218,248
3/31/00              225,624              181,237             245,726
3/31/01              189,276              203,946             221,571
3/31/02              191,282              214,837             224,496
3/31/03              167,008              239,951             199,824
3/31/04              211,199              252,909             250,739
3/31/05              221,674              255,842             265,181


1 For the period ended March 31, 2005. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 13, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares.

+ Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes Aand D due to different expenses.

** The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The 45/15/40 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Lehman Brothers Aggregate Bond Index.


--------------------------------------------------------------------------------
4                    SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


Diversified Moderate Growth Fund

Objectives
The Diversified Moderate Growth Fund (the "Fund") seeks to provide long-term appreciation of capital with a limited level of current income.

Strategy
The Fund includes significant allocations to both equity and fixed income funds, including a non-U.S. equity fund. It is a medium-risk fund which is appropriate for investors with an intermediate time horizon of 5 to 15 years.

The equity component of the Fund provides the opportunity for long-term capital appreciation. Under normal conditions, a majority of the Fund is allocated to style-specific equity funds invested in U.S. stocks, which lowers the risks inherent in any one particular management style. The allocation to small cap stock funds provides additional diversification and enhanced returns over the longer term. In addition, under normal conditions, a portion of the Fund is allocated to a non-U.S. equity fund which provides further diversification and enhanced returns over the longer term with lower volatility.

Under normal conditions, a sizeable portion of the Fund is allocated to a U.S. fixed income fund to provide current income and a moderating effect on the volatility of returns. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions. The Fund may invest in the international fixed income market, though it is not currently so invested.

Analysis
The Diversified Moderate Growth Fund, Class A returned 5.09% for the fiscal year ended March 31, 2005. Despite solid returns of the SEI Core Fixed Income Strategy, losses registered by the SEI Large Cap Growth Strategy weighed heavily on the Fund's performance. During the first half of the year, the market rewarded higher-yielding, smaller-cap stocks, which typically rally in the early stages of an economic rebound. However, over the course of the period, investors shifted focus away from the higher-beta, cyclical issues they had moved into as the economic recovery picked up momentum; instead they gravitated toward more defensive, less volatile areas of the marketplace as economic growth moved into a more mature stage of recovery, inflation pressures began to surface, and the Fed continued on a consistent schedule of incrementally raising interest rates. Positions in developed international equities curbed the Fund's gains, as the global economic recovery gained momentum at a slower-than-expected rate during the course of the period.

Diversified Moderate Growth Fund

AVERAGE ANNUAL TOTAL RETURN 1
--------------------------------------------------------------------
                                   Annualized Annualized Annualized
                           One Year    3 Year     5 Year  Inception
                             Return    Return     Return    to Date
--------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class A          5.09%     5.25%     0.15%      6.51%
--------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class D          4.08%     4.22%    -0.84%      5.41%
--------------------------------------------------------------------
Diversified Moderate
 Growth Fund, Class I+         4.87%     5.03%     0.03%      6.43%
--------------------------------------------------------------------

Comparison of Change in the Value of a $150,000 Investment in the Diversified Moderate Growth Fund, Class A, versus the Lehman Brothers Aggregate Bond Index and the 48/12/40 Blended Benchmark*

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Diversified
                    Moderate        Lehman Brothers          48/12/40
                  Growth Fund,          Aggregate             Blended
                     Class A          Bond Index**         Benchmark***
6/30/96             $150,000            $150,000             $150,000
3/31/97              160,048             156,472              163,176
3/31/98              206,590             175,249              211,035
3/31/99              224,915             186,605              237,815
3/31/00              258,630             190,113              267,257
3/31/01              222,551             213,935              241,386
3/31/02              223,508             225,359              245,224
3/31/03              197,000             251,703              218,152
3/31/04              247,983             265,295              272,471
3/31/05              260,606             268,373              287,485

Comparison of Change in the Value of a $150,000 Investment in the Diversified Moderate Growth Fund, Class D, versus the Lehman Brothers Aggregate Bond Index and the 48/12/40 Blended Benchmark*

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Diversified
                    Moderate       Lehman Brothers       48/12/40
                  Growth Fund,         Aggregate          Blended
                     Class D         Bond Index**      Benchmark***
5/96                $150,000           $150,000          $150,000
3/97                 158,572            158,569           164,465
3/98                 202,956            177,597           212,702
3/99                 218,604            189,106           239,694
3/00                 249,209            192,661           269,368
3/01                 212,451            216,801           243,293
3/02                 211,091            228,379           247,162
3/03                 184,303            255,076           219,875
3/04                 229,587            268,850           274,624
3/05                 238,954            271,969           289,756


1 For the period ended March 31, 2005. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 10, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares.

+ Class I Shares performance for the period prior to June 28, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes Aand D due to different expenses.

** The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The 48/12/40 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE Index and the Lehman Brothers Aggregate Bond Index.




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                    5

================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2005


Diversified Global Growth Fund

Objectives
The Diversified Global Growth Fund (the "Fund") seeks long-term capital appreciation.

Strategy
The majority of the Fund is allocated to equity funds, including exposure to non-U.S. equities. There may be a modest allocation to fixed income funds. Because of its commitment to equities, the Fund is appropriate for investors with a longer time horizon of 10 to 20 years.

The domestic equity portion of the Fund invests primarily in large and some small-cap companies, and provides exposure to distinct styles of growth and value equity. Diversification is further enhanced through exposure to international and emerging markets funds. The Fund may invest in the emerging markets debt market, though it is not currently so invested.

The U.S. fixed income portion of the Fund contains funds which invest in intermediate-term bonds with maturities ranging between 5 and 10 years. Additionally, exposure to a high-yield bond fund provides added diversification and opportunity for enhanced return. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions. The Fund may invest in the international fixed income market, though it is not currently so invested.

Analysis
The Diversified Global Growth Fund, Class A returned 6.89% for the fiscal year ended March 31, 2005. Exposure to large cap equities weighed on Fund returns, as the SEI Large Cap Growth Strategy incurred losses for the year, while the SEI Value Strategy, for the most part, kept pace with the broad market. The SEI Small Cap Strategy posted mixed results, with the value substyle far outpacing growth. During the first half of the year, the market rewarded higher-yielding, smaller-cap stocks, which typically rally in the early stages of an economic rebound. However, over the course of the period, investors shifted focus away from the higher-beta, cyclical issues they had moved into as the economic recovery picked up momentum; instead they gravitated toward more defensive, less volatile areas of the marketplace as economic growth moved into a more mature stage of recovery, inflation pressures began to surface, and the Fed continued on a consistent schedule of incrementally raising interest rates. The Fund's allocation to the SEI Core Fixed Income Strategy benefited returns, as the bond strategy registered a respectable 2% return for the year. Positive movement in the bond market was driven by a combination of still-mediocre employment levels, concern over geopolitical matters, and an overall increase in demand for corporate debt; however, prices were pressured late in the period following the Fed's shift from an ultra accommodative monetary policy to a tightening mode initiated in June 2004. Positions in developed international equities curbed the Fund's gains, as the global economic recovery gained momentum at a slower-than-expected rate during the course of the period.

Diversified Global Growth Fund

AVERAGE ANNUAL TOTAL RETURN 1
---------------------------------------------------------------------
                                    Annualized Annualized Annualized
                           One Year     3 Year     5 Year  Inception
                             Return     Return     Return    to Date
---------------------------------------------------------------------
Diversified Global
 Growth Fund, Class A          6.89%     5.08      -1.60%     6.09%
---------------------------------------------------------------------
Diversified Global
 Growth Fund, Class D          5.76%     4.02%     -2.59%     4.94%
---------------------------------------------------------------------
Diversified Global
 Growth Fund, Class I+         6.59%     4.85%     -1.73%     6.01%
---------------------------------------------------------------------

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Growth Fund, Class A, versus the Lehman Brothers Aggregate Bond Index, the MSCI EAFE Index and the 60/20/20 Blended Benchmark*

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  Diversified
                     Global        Lehman Brothers      MSCI        48/12/40
                  Growth Fund,         Aggregate        EAFE         Blended
                     Class A         Bond Index**     Index***    Benchmark****
6/30/96             $150,000           $150,000       $150,000      $150,000
3/31/97              161,829            156,472        149,826       164,488
3/31/98              210,993            175,249        177,709       220,875
3/31/99              220,761            186,605        188,478       251,687
3/31/00              272,994            190,113        235,767       292,460
3/31/01              214,546            213,935        174,798       244,350
3/31/02              217,056            225,359        159,940       243,715
3/31/03              175,164            251,703        122,786       200,261
3/31/04              235,648            265,295        193,437       265,946
3/31/05              251,884            268,373        222,568       285,254

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Growth Fund, Class D, versus the Lehman Brothers Aggregate Bond Index, the MSCI EAFE Index and the 60/20/20 Blended Benchmark*

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

           Diversified
              Global           Lehman Brothers        MSCI          48/12/40
           Growth Fund,            Aggregate          EAFE           Blended
              Class D            Bond Index**       Index***      Benchmark****
5/96         $150,000              $150,000         $150,000        $150,000
3/97          160,043               158,569          150,665         165,492
3/98          206,808               177,597          178,704         222,222
3/99          214,046               189,106          189,533         253,222
3/00          261,971               192,661          237,087         294,244
3/01          203,970               216,801          175,777         245,841
3/02          204,154               228,379          160,836         245,202
3/03          163,119               255,076          123,473         201,482
3/04          217,242               268,850          194,520         267,568
3/05          229,755               271,969          223,815         286,994


1 For the period ended March 31, 2005. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning June 13, 1996 and Class D shares were offered beginning May 30, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes Aand D due to different expenses.

** The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

**** The 60/20/20 Blended Benchmark consists of the S&P 500 Index, the MSCI EAFE
     Index and the Lehman Brothers Aggregate Bond Index.


--------------------------------------------------------------------------------
6                    SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


Diversified Global Stock Fund

Objectives
The Diversified Global Stock Fund (the "Fund") seeks long-term capital appreciation through a diversified global equity strategy.

Strategy
The Fund invests almost exclusively in U.S. and non-U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.

The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap funds to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis
The Diversified Global Stock Fund, Class A returned 7.62% for the fiscal year ended March 31, 2005. Exposure to large cap equities weighed on Fund returns, as the SEI Large Cap Growth Strategy incurred losses for the year, while the SEI Value Strategy, for the most part, kept pace with the broad market. The SEI Small Cap Strategy posted mixed results, with the value substyle far outpacing growth. During the first half of the year, the market rewarded higher-yielding, smaller-cap stocks, which typically rally in the early stages of an economic rebound. However, over the course of the period, investors shifted focus away from the higher-beta, cyclical issues they had moved into as the economic recovery picked up momentum; instead they gravitated toward more defensive, less volatile areas of the marketplace as economic growth moved into a more mature stage of recovery, inflation pressures began to surface, and the Fed continued on a consistent schedule of incrementally raising interest rates. Positions in developed international equities curbed Fund returns, as the global economic recovery gained momentum at a slower-than-expected rate during the course of the period.

Diversified Global Stock Fund

AVERAGE ANNUAL TOTAL RETURN 1
-----------------------------------------------------------------------
                                     Annualized Annualized  Annualized
                            One Year     3 Year     5 Year   Inception
                              Return     Return     Return     to Date
-----------------------------------------------------------------------
Diversified Global Stock
 Fund, Class A                 7.62%      3.97%     -3.92%     4.93%
-----------------------------------------------------------------------
Diversified Global Stock
 Fund, Class D                 6.57%      2.95%     -4.89%     3.87%
-----------------------------------------------------------------------
Diversified Global Stock
 Fund, Class I+                7.35%      3.72%     -4.06%     4.85%
-----------------------------------------------------------------------


Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Stock Fund, Class A, versus the MSCI EAFE Index and the 75/25 Blended Benchmark*

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

             Diversified
                Global            MSCI               75/25
              Stock Fund,         EAFE               Blended
                Class A          Index**          Benchmark***
12/31/96       $150,000         $150,000            $150,000
3/31/97         150,864          147,654             152,570
3/31/98         203,214          175,132             213,918
3/99            211,789          185,745             246,819
3/31/00         273,166          232,348             295,787
3/31/01         198,892          172,263             228,703
3/31/02         198,991          157,621             224,266
3/31/03         147,035          121,005             169,747
3/31/04         207,790          190,632             238,410
3/31/05         223,623          219,341             259,270

Comparison of Change in the Value of a $150,000 Investment in the Diversified Global Stock Fund, Class D, versus the MSCI EAFE Index and the 75/25 Blended Benchmark*

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          Diversified
             Global                 MSCI                75/25
           Stock Fund,              EAFE                Blended
             Class D               Index**           Benchmark***
12/96       $150,000              $150,000             $150,000
3/97         150,470               147,654              152,570
3/98         200,696               175,132              213,918
3/99         207,179               185,745              246,819
3/00         264,319               232,348              295,787
3/01         190,547               172,263              228,703
3/02         188,528               157,621              224,266
3/03         137,927               121,005              169,747
3/04         193,015               190,632              238,410
3/05         205,696               219,341              259,270


1 For the period ended March 31, 2005. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning December 9, 1996 and Class D shares were offered beginning December 5, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and the redemption of Fund shares.

+ Class I Shares performance for the period prior to July 31, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes Aand D due to different expenses.

** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.


*** The 75/25 Blended Benchmark consists of the S&P 500 Index and the MSCI EAFE Index.




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                    7

================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2005

Diversified U.S. Stock Fund

Objectives
The Diversified U.S. Stock Fund (the "Fund") seeks long-term capital appreciation through a diversified domestic equity strategy.

Strategy
The Fund invests almost exclusively in U.S. equities. Because of this Fund's commitment to equities, it is suitable for investors with longer time horizons, who can withstand a high level of principal volatility.

The Fund is invested primarily in large cap funds. This provides exposure to distinct styles of equity fund management, including value and growth styles. Equity styles go in and out of favor over market cycles, and diversification across these styles provides broad market exposure without a bias towards specific sectors and industries, which reduces the volatility of returns. In addition, a portion of the Fund is allocated to small cap to capture the enhanced returns and diversification benefits offered by smaller companies. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. The remainder of the Fund is allocated to a money market fund, providing liquidity and facilitating transactions.

Analysis
The Diversified U.S. Stock Fund, Class A returned 5.62% for the fiscal year ended March 31, 2005. Exposure to large cap equities weighed on Fund returns, as the SEI Large Cap Growth Strategy incurred losses for the year, while the SEI Value Strategy, for the most part, kept pace with the broad market. The SEI Small Cap Strategy posted mixed results, with the value substyle far outpacing growth. During the first half of the year, the market rewarded higher-yielding, smaller-cap stocks, which typically rally in the early stages of an economic rebound. However, over the course of the period, investors shifted focus away from the higher-beta, cyclical issues they had moved into as the economic recovery picked up momentum; instead they gravitated toward more defensive, less volatile areas of the marketplace as economic growth moved into a more mature stage of recovery, inflation pressures began to surface, and the Fed continued on a consistent schedule of incrementally raising interest rates.

Diversified U.S. Stock Fund

AVERAGE ANNUAL TOTAL RETURN 1
-----------------------------------------------------------------------
                                     Annualized Annualized  Annualized
                            One Year     3 Year     5 Year   Inception
                              Return     Return     Return     to Date
-----------------------------------------------------------------------
Diversified U.S. Stock
 Fund, Class A                 5.62%      2.46%     -3.91%      7.05%
-----------------------------------------------------------------------
Diversified U.S. Stock
 Fund, Class D                 4.57%      1.41%     -4.90%      5.95%
-----------------------------------------------------------------------
Diversified U.S. Stock
 Fund, Class I+                5.35%      2.25%     -4.04%      6.97%
-----------------------------------------------------------------------

Comparison of Change in the Value of a $150,000 Investment in the Diversified U.S. Stock Fund, Class A, versus the Wilshire 5000 Index and the S&P 500 Index*

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

            Diversified
             U.S. Stock       Wilshire             S&P
                Fund,           5000               500
               Class A         Index**          Index***
5/31/96       $150,000        $150,000          $150,000
3/97           166,052         164,575           172,674
3/31/98        249,743         243,159           255,558
3/31/99        273,044         274,989           302,734
3/31/00        333,523         339,914           357,044
3/31/01        251,010         255,717           279,637
3/31/02        253,921         262,212           280,308
3/31/03        188,460         199,203           210,904
3/31/04        258,643         277,629           284,973
3/31/05        273,179         297,007           304,038

Comparison of Change in the Value of a $150,000 Investment in the Diversified U.S. Stock Fund, Class D, versus the Wilshire 5000 Index and the S&P 500 Index*


[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

             Diversified
              U.S. Stock       Wilshire             S&P
                 Fund,           5000               500
                Class D         Index**          Index***
7/31/96        $150,000        $150,000          $150,000
3/31/97         175,150         175,407           179,975
3/31/98         260,729         259,165           266,364
3/31/99         282,057         293,089           315,534
3/31/00         341,232         362,288           372,141
3/31/01         254,389         272,549           291,461
3/31/02         254,465         279,472           292,160
3/31/03         187,032         212,315           219,821
3/31/04         253,765         295,903           297,023
3/31/05         265,362         316,557           316,894


1 For the period ended March 31, 2004. Past performance is no indication of future performance. The performance of Class D shares may be lower than the performance of Class A shares because of different distribution fees paid by Class D shareholders. Class A shares were offered beginning May 13, 1996 and Class D shares were offered beginning July 1, 1996. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

+ Class I Shares performance for the period prior to September 4, 2002, reflects the performance of the Class A Shares. The performance of the Class A Shares has not been adjusted to reflect the higher administrative service fees applicable to the Class I Shares. If it had, performance would have been lower than shown.

* These graphs show performance for Class A and Class D shares only. The performance of Class I shares is not shown and would be different from the performance of Classes Aand D due to different expenses.

** The Wilshire 5000 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of equity securities issued by all companies with headquarters located in the U.S. and with readily available price data.

*** The Diversified U.S. Stock Fund previously used the Wilshire 5000 Index as its broad- based index. Going forward, the Fund will use the S&P 500 Index as its broad-based index because it is better suited to the Fund's strategy. The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

--------------------------------------------------------------------------------
8                    SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


Defensive Strategy Fund

Objectives
The Defensive Strategy Fund (the "Fund") seeks to manage risk while providing current income and opportunity for limited capital appreciation.

Strategy
Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 10% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 10% from its highest historic value. The design of the strategy makes it particularly applicable to investors with required objectives and current goals.

The fixed income component of the Fund provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the SEI Ultra Short Bond Fund, which invests in short-term fixed income securities. Moderate allocations to the SEI Core Fixed Income Fund and SEI High Yield Bond Fund provide additional current income. The Fund may invest in the international fixed income market, though it is not currently so invested.

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. While the equity allocation emphasizes the SEI Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, some exposure to diversifying and income-producing asset classes such as real estate investment trusts may also be in the Fund. The Fund may invest in the emerging markets debt market, though it is not currently so invested.

Analysis
The Defensive Strategy Fund, Class A returned 3.44% for the fiscal year ended March 31, 2005. The SEI Ultra Short Bond Fund, although the largest component in the strategy, was one of the smallest contributors to performance, along with the SEI Core Fixed Income Fund. The SEI Ultra Short Bond Fund and SEI Core Fixed Income Funds advanced roughly 1.2% and 1.7%, respectively, over the past year. Performance of the fixed income markets has been muted due to the continued expectation of an upward trend in interest rates, as the Federal Reserve has raised the Fed Funds rate 175 basis points since the middle of 2004. The allocation to high yield bonds and real estate investment trusts helped drive performance, as investors sought assets with higher yields. The U.S. equity allocation, which was shifted from the SEI Large Cap Value Fund to the SEI Managed Volatility Fund during the fourth quarter of 2004, also posted solid returns.

Defensive Strategy Fund

AVERAGE ANNUAL TOTAL RETURN 1
-----------------------------------------------------------------
                                                      Annualized
                                             One Year  Inception
                                               Return    to Date
-----------------------------------------------------------------
Defensive Strategy
 Fund, Class A                                   3.44%    4.66%
-----------------------------------------------------------------
Defensive Strategy
 Fund, Class I 2                                 4.51%    5.53%
-----------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Defensive Strategy Allocation Fund, Class A and Class I, versus the S&P 500 Index, Lehman Brothers Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                                 Lehman         Merrill Lynch
                 Defensive         Defensive         S&P         Brothers       3-Month U.S.
              Strategy Fund,    Strategy Fund,       500         Aggregate      Treasury Bill
                  Class A           Class I        Index*      Bond Index**       Index***
11/30/03         $100,000          $100,000       $100,000       $100,000         $100,000
3/31/04           102,594           102,798        107,025        103,700          100,330
3/31/05           106,123           107,435        114,185        104,903          102,006


1 For the period ended March 31, 2005. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                    9

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2005


TM Defensive Strategy Allocation Fund

Objectives
The TM Defensive Strategy Allocation Fund (the "Fund") seeks to generate investment income while providing opportunity for capital appreciation.

Strategy
Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 10% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 10% from its highest historic value. The design of the strategy makes it particularly applicable to investors with required objectives and current goals.

The Fund is designed to be a component of a broader GoalLink(R) tax-managed defensive investment strategy. Shareholders who participate in the GoalLink Strategy allocate their overall investment portfolio among investments in the Fund and separate investments in one or more SEI funds that invest primarily in municipal bonds as fixed income components of the GoalLink Strategy. The Fund is not designed to be a complete investment program outside of the GoalLink Strategy. The fixed income components provide current income. Under normal conditions, a significant portion of the overall GoalLink Strategy assets are allocated to the SEI Short Duration Municipal Fund, which invests in short-term fixed income securities. Moderate allocations to the SEI Intermediate-Term Municipal Fund and SEI High Yield Bond Fund provide additional current income.

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. While the equity allocation emphasizes the SEI Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, some exposure to diversifying and income-producing asset classes such as real estate investment trusts or international and emerging equities may also be in the Fund.

Analysis
The TM Defensive Strategy Allocation Fund, Class A returned 3.09% for the fiscal year ended March 31, 2005. The SEI Short Duration Municipal Bond Fund, although the largest component in the strategy, was one of the smallest contributors to performance, along with the SEI Intermediate Municipal Fund. The SEI Short Duration Municipal Bond Fund and SEI Intermediate Municipal Fund advanced roughly 0.3% and 0.4%, respectively, over the past year. Performance of the fixed income markets has been muted due to the continued expectation of an upward trend in interest rates, as the Federal Reserve has raised the Fed Funds rate 175 basis points since the middle of 2004. The allocation to high yield bonds and real estate investment trusts helped drive performance, as investors sought assets with higher yields. The U.S. equity allocation, which was shifted from the SEILarge Cap Value Fund to the SEIManaged Volatility Fund during the fourth quarter of 2004, also posted solid returns.

TM Defensive Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN 1
-----------------------------------------------------------------
                                                      Annualized
                                             One Year  Inception
                                               Return    to Date
-----------------------------------------------------------------
TM Defensive Strategy
 Allocation Fund, Class A                       3.09%     3.81%
-----------------------------------------------------------------


Comparison of Change in the Value of a $100,000 Investment in the TM Defensive Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Lehman Brothers Aggregate Bond Index

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                  TM Defensive                                        Lehman
                    Strategy                   S&P                   Brothers.
                Allocation Fund,               500                   Aggregate
                     Class A                 Index*                Bond Index**
11/30/30            $100,000                $100,000                 $100,000
3/31/04              101,890                 107,025                  103,700
3/31/05              105,039                 114,185                  104,903


1 For the period ended March 31, 2005. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.





--------------------------------------------------------------------------------
10                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


Conservative Strategy Fund

Objectives
The Conservative Strategy Fund (the "Fund") seeks to manage risk of loss while providing the opportunity for modest capital appreciation.

Strategy
Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 20% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 20% from its highest historic value. The design of the strategy makes it particularly applicable to investors with required objectives and current goals.

The fixed income component of the Fund provides current income. Under normal conditions, a significant portion of the Fund's assets are allocated to the SEI Ultra Short Bond Fund, which invests in short-term fixed income securities. Moderate allocations to the SEI Core Fixed Income Fund and SEI High Yield Bond Fund provide additional current income.

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. While the equity allocation emphasizes the SEI Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, some exposure to diversifying and income-producing asset classes such as real estate investment trusts may also be in the Fund.

Analysis
The Conservative Strategy Fund, Class A returned 5.12% for the fiscal year ended March 31, 2005. The SEI Ultra Short Bond Fund, although the largest component in the strategy, was one of the smallest contributors to performance, along with the SEI Core Fixed Income Fund. The SEI Ultra Short Bond Fund and SEI Core Fixed Income Funds advanced roughly 1.2% and 1.7%, respectively, over the past year. Performance of the fixed income markets has been muted due to the continued expectation of an upward trend in interest rates, as the Federal Reserve has raised the Fed Funds rate 175 basis points since the middle of 2004. The allocation to high yield bonds and real estate investment trusts helped drive performance, as investors sought assets with higher yields. The U.S. equity allocation, which was shifted from the SEI Large Cap Value Fund to the SEI Managed Volatility Fund during the fourth quarter of 2004, also posted solid returns.

Conservative Strategy Fund

AVERAGE ANNUAL TOTAL RETURN 1
-----------------------------------------------------------------
                                                      Annualized
                                             One Year  Inception
                                               Return    to Date
-----------------------------------------------------------------
Conservative Strategy
 Fund, Class A                                   5.12%    6.95%
-----------------------------------------------------------------
Conservative  Strategy
 Fund, Class I 2                                 6.17%    7.95%
-----------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Conservative Strategy Fund, Class A and Class I, versus the S&P 500 Index, Lehman Brothers Aggregate Bond Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                                                              Lehman               Merrill Lynch
                  Conservative            Conservative                  S&P                  Brothers              3-Month U.S.
                 Strategy Fund,          Strategy Fund,                 500                  Aggregate             Treasury Bill
                     Class A                 Class I                  Index*               Bond Index**              Index***
11/30/03            $100,000                $100,000                 $100,000                $100,000                $100,000
3/31/04              103,678                 103,976                  107,025                 103,700                 100,330
3/31/05              108,986                 110,391                  114,185                 104,903                 102,006


1 For the period ended March 31, 2005. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003.Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value- weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   11

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2005


TM Conservative Strategy Allocation Fund

Objectives
The TM Conservative Strategy Allocation Fund (the "Fund") seeks to generate income while providing opportunity for capital appreciation.

Strategy
Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 20% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 20% from its highest historic value. The design of the strategy makes it particularly applicable to investors with required objectives and current goals.

The Fund is designed to be a component of a broader GoalLink(R) tax-managed conservative investment strategy. Shareholders who participate in the GoalLink Strategy allocate their overall investment portfolio among investments in the Fund and separate investments in one or more SEI funds that invest primarily in municipal bonds as fixed income components of the GoalLink Strategy. The Fund is not designed to be a complete investment program outside of the GoalLink Strategy. The fixed income components provide current income. Under normal conditions, a significant portion of the overall GoalLink Strategy assets are allocated to the SEI Short Duration Municipal Fund, which invests in short-term fixed income securities. Moderate allocations to the SEI Intermediate-Term Municipal Fund and SEI High Yield Bond Fund provide additional current income.

Under normal conditions, a portion of the Fund is allocated to domestic equity funds. While the equity allocation emphasizes the SEI Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, some exposure to diversifying and income-producing asset classes such as real estate investment trusts or international and emerging equities may also be in the Fund.

Analysis
The TM Conservative Strategy Allocation Fund, Class A returned 5.18% for the fiscal year ended March 31, 2005. The SEI Short Duration Municipal Bond Fund, although the largest component in the strategy, was one of the smallest contributors to performance, along with the SEI Intermediate Municipal Bond Fund. The SEI Ultra Short Bond Fund and SEI Core Fixed Income Funds advanced roughly 0.3% and 0.4%, respectively, over the past year. Performance of the fixed income markets has been muted due to the continued expectation of an upward trend in interest rates, as the Federal Reserve has raised the Fed Funds rate 175 basis points since the middle of 2004. The allocation to high yield bonds and real estate investment trusts helped drive performance, as investors sought assets with higher yields. The U.S. equity allocation, which was shifted from the SEI Large Cap Value Fund to the SEI Managed Volatility Fund during the fourth quarter of 2004, also posted solid returns.

TM Conservative Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN 1
-----------------------------------------------------------------
                                                      Annualized
                                             One Year  Inception
                                               Return    to Date
-----------------------------------------------------------------
TM Conservative Strategy
 Allocation Fund, Class A                       5.18%      7.14%
-----------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the TM Conservative Strategy Allocation Fund, Class A, versus the S&P 500 Index and the Lehman Brothers Aggregate Bond Index

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                 TM Conservative                                      Lehman
                    Strategy                   S&P                   Brothers.
                Allocation Fund,               500                   Aggregate
                     Class A                 Index*                Bond Index**
11/30/03            $100,000                $100,000                 $100,000
3/31/04              103,875                 107,025                  103,700
/31/05               109,256                 114,185                  104,903

1 For the period ended March 31, 2005. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value- weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.




--------------------------------------------------------------------------------
12                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


Moderate Strategy Fund

Objectives
The Moderate Strategy Fund (the "Fund") seeks capital appreciation while managing the risk of loss.

Strategy
Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 30% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 30% from its highest historic value. The design of the strategy makes it particularly applicable to investors with required objectives and current goals.

The fixed income component of the Fund provides current income. Under normal conditions, a portion of the Fund's assets are allocated to the SEI Ultra Short Bond Fund, which invests in short-term fixed income securities. Allocations to the SEI Core Fixed Income Fund and SEI High Yield Bond Fund provide additional current income.

Under normal conditions, a majority of the Fund's equity portion is allocated to domestic equity funds. While the equity allocation emphasizes the SEI Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, smaller allocations to diversifying, return-enhancing and income-producing asset classes such as large cap value equity, large cap growth equity and real estate investment trusts are also included in the Fund. A small allocation to international equities provides further diversification in the Fund.

Analysis
The Moderate Strategy Fund, Class A returned 6.32% for the fiscal year ended March 31, 2005. The SEI Ultra Short Bond Fund and SEI Core Fixed Income Fund together represent 40% of the allocation, although the two funds were minimal contributors to performance, advancing roughly 1.2% and 1.7%, respectively, over the past year. Performance of the fixed income markets has been muted due to the continued expectation of an upward trend in interest rates, as the Federal Reserve has raised the Fed Funds rate 175 basis points since the middle of 2004. The allocation to high yield bonds and real estate investment trusts helped drive performance, as investors sought assets with higher yields. The U.S. equity allocation, the majority of which was shifted from the SEI Large Cap Value Fund to the SEI Managed Volatility Fund during the fourth quarter of 2004, generally posted solid returns. The SEI Large Cap Value Fund led the SEI Large Cap Growth Fund, returning 11.32% versus 1.07%. The allocation to international equity also proved beneficial, as the International SEI Equity Fund advanced over 13% during the quarter, leading the U.S. equity markets.

Moderate Strategy Fund

AVERAGE ANNUAL TOTAL RETURN 1
-----------------------------------------------------------------
                                                      Annualized
                                             One Year  Inception
                                               Return    to Date
-----------------------------------------------------------------
Moderate Strategy
 Fund, Class A                                   6.32%    9.80%
-----------------------------------------------------------------
Moderate Strategy
 Fund, Class I 2                                 7.34%   10.87%
-----------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Moderate Strategy Fund, Class A and Class I, versus the S&P 500 Index, Lehman Brothers Aggregate Bond Index, MSCI EAFE Index and the Merrill Lynch 3-Month U.S. Treasury Bill Index

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                                              Lehman                         Merrill Lynch
                    Moderate         Moderate                S&P             Brothers         MSCI           3-Month U.S.
                 Strategy Fund,   Strategy Fund,             500             Aggregate        EAFE           Treasury Bill
                     Class A          Class I              Index*          Bond Index**     Index***           Index****
11/30/03            $100,000         $100,000             $100,000           $100,000       $100,000           $100,000
3/31/04              106,156          106,451              107,025            103,700        112,482            100,330
3/31/05              112,865          114,264              114,185            104,903        129,422            102,006


1 For the period ended March 31, 2005. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.

**** The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of treasury securities that assumes reinvestment of all income.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   13

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2005


TM Moderate Strategy Allocation Fund

Objectives
The TM Moderate Strategy Allocation Fund (the "Fund") seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

Strategy
Investments in the Fund are chosen to grow assets subject to maintaining a particular level of stability. Stability is expressed as a targeted range for growth. The upper boundary of the range is the portfolio's highest historic value and increases over time as new highs are reached. The lower boundary of the range is 30% below the portfolio's highest historic value. Therefore, the strategy is designed to limit the risk of losing more than 30% from its highest historic value. The design of the strategy makes it particularly applicable to investors with required objectives and current goals.

The Fund is designed to be a component of a broader GoalLink(R) tax-managed moderate investment strategy. Shareholders who participate in the GoalLink Strategy allocate their overall investment portfolio among investments in the Fund and separate investments in one or more SEI funds that invest primarily in municipal bonds as fixed income components of the GoalLink Strategy. The Fund is not designed to be a complete investment program outside of the GoalLink Strategy. The fixed income components provide current income. Under normal conditions, a portion of the overall GoalLink Strategy assets are allocated to the SEI Short Duration Municipal Fund, which invests in short-term fixed income securities. Moderate allocations to the SEI Intermediate-Term Municipal Fund and SEI High Yield Bond Fund provide additional current income.

Under normal conditions, a majority of the Fund's equity portion is allocated to domestic equity funds. While the equity allocation emphasizes the SEI Managed Volatility Fund to provide risk-controlled exposure to the broad U.S. equity market, smaller allocations to tax-managed U.S. equity and real estate investment trusts are also included in the Fund. A small allocation to international equities provides further diversification in the Fund. Emerging equities and debt may also be used to provide for further diversification in the Fund.

Analysis
The TM Moderate Strategy Allocation Fund, Class A returned 5.61% for the fiscal year ended March 31, 2005. The SEI Short Duration Municipal Bond Fund and SEI Intermediate Municipal Bond Fund together represent 40% of the allocation, although the two funds were minimal contributors to performance, advancing roughly 0.3% and 0.4%, respectively, over the past year. Performance of the fixed income markets has been muted due to the continued expectation of an upward trend in interest rates, as the Federal Reserve has raised the Fed Funds rate 175 basis points since the middle of 2004. The allocation to high yield bonds and real estate investment trusts helped drive performance, as investors sought assets with higher yields. The U.S. equity allocation, the majority of which was shifted to the SEI Managed Volatility Fund during the fourth quarter of 2004, generally posted solid returns. The allocation to international equity also proved beneficial, as the SEI International Equity Fund advanced over 13% during the quarter, leading the U.S. equity markets.

TM Moderate Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN 1
-----------------------------------------------------------------
                                                      Annualized
                                             One Year  Inception
                                               Return    to Date
-----------------------------------------------------------------
TM Moderate Strategy
 Allocation Fund, Class A                       5.61%     8.44%
-----------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the TM Moderate Strategy Allocation Fund, Class A, versus the S&P 500 Index, Lehman Brothers Aggregate Bond Index and MSCI EAFE Index

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

               TM Moderate                      Lehman
                Strategy          S&P          Brothers       MSCI
            Allocation Fund,      500          Aggregate      EAFE
                 Class A        Index*       Bond Index**   Index***
11/30/03        $100,000       $100,000        $100,000     $100,000
3/31/04          104,960        107,025         103,700      112,482
3/31/05          110,848        114,185         104,903      129,422


1 For the period ended March 31, 2005. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.



--------------------------------------------------------------------------------
14                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


Aggressive Strategy Fund

Objectives
The Aggressive Strategy Fund (the "Fund") seeks long-term capital appreciation.

Strategy
The Fund may be appropriate for long-term goals for which the investor is seeking growth without sensitivity to a particular type of risk. The strategy is primarily invested in equity, both domestic and international. Therefore, over time the strategy will capture the return premium provided by the global equity markets. Additional return premiums are targeted through allocations to high yield bonds and emerging market debt, diversifying the sources of return.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis
The Aggressive Strategy Fund, Class A returned 7.87% for the fiscal year ended March 31, 2005. Performance was mixed across the individual components of the Fund, leading to overall performance that was slightly behind the blended benchmark. In the U.S. equity market, value stocks tended to lead growth stocks. Large cap value stocks were one of the better-performing components of the Fund, even though the SEI Large Cap Value Fund trailed its benchmark. Similar performance occurred with developed international equity, in which the asset class performed well, but the SEI International Equity Fund trailed its benchmark. The SEI Small Cap Value Fund was a bright spot, leading its benchmark by approximately 300 basis points en route to positive performance of almost 13%. High yield bonds and emerging market debt both significantly contributed to performance, as they both led their respective benchmarks and returned over 7% during the past year. Emerging market equity was the best-performing asset class in the strategy, advancing over 16%.

Aggressive Strategy Fund

AVERAGE ANNUAL TOTAL RETURN 1
-----------------------------------------------------------------
                                                      Annualized
                                             One Year  Inception
                                               Return    to Date
-----------------------------------------------------------------
Aggressive Strategy
 Fund, Class A                                   7.87%   12.48%
-----------------------------------------------------------------
Aggressive Strategy
 Fund, Class I                                   7.24%   11.84%
-----------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Aggressive Strategy Fund, Class A and Class I, versus the S&P 500 Index and the MSCI EAFE Index

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

            Aggressive      Aggressive
             Strategy        Strategy           S&P            MSCI
               Fund,           Fund             500            EAFE
              Class A         Class I         Index*          Index**
11/30/03     $100,000        $100,000        $100,000        $100,000
3/31/04       107,090         106,892         107,025         112,482
3/31/05       115,518         114,631         114,185         129,422

1 For the period ended March 31, 2005. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   15

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2005


Tax-Managed Aggressive Strategy Fund

Objectives
The Tax-Managed Aggressive Strategy Fund (the "Fund") seeks long-term capital appreciation.

Strategy
The Fund may be appropriate for long-term goals for which the investor is seeking growth without sensitivity to a particular type of risk. The strategy is primarily invested in equity, both domestic and international. Therefore, over time the strategy will capture the return premium provided by the global equity markets. Additional return premiums are targeted through allocations to high yield bonds and emerging market debt, diversifying the sources of return.

Under normal conditions, a majority of the Fund's equity portion is allocated to tax-managed U.S. equity funds. Style diversification through style-neutral equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis
The Tax-Managed Aggressive Strategy Fund, Class A returned 7.90% for the fiscal year ended March 31, 2005. Performance was mixed across the individual components of the Fund, leading to overall performance that was slightly behind the blended benchmark. In the U.S. equity market, value stocks tended to lead growth stocks across the capitalization spectrum. The international equity markets performed well during the quarter, leading the U.S. markets, although the SEI International Equity Fund trailed its benchmark. The SEI High Yield Bond Fund and SEI Emerging Market Debt Fund both significantly contributed to performance, as they both led their respective benchmarks and returned over 7% during the past year. Emerging market equity was the best-performing asset class in the strategy, advancing over 16%.

Tax-Managed Aggressive Strategy Fund

AVERAGE ANNUAL TOTAL RETURN 1
------------------------------------------------------------------
                                                      Annualized
                                             One Year  Inception
                                               Return    to Date
------------------------------------------------------------------
Tax-Managed Aggressive
 Strategy Fund, Class A                         7.90%     12.50%
------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Tax-Managed Aggressive Strategy Fund, Class A, versus the S&P 500 Index and the MSCI EAFE Index

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                   Tax-Managed
                   Aggressive                  S&P                     MSCI
                 Strategy Fund,                500                     EAFE
                     Class A                 Index*                   Index**
11/30/03            $100,000                $100,000                 $100,000
3/31/04              106,866                 107,025                  112,482
3/31/05              115,308                 114,185                  129,422

1 For the period ended March 31, 2005. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.




--------------------------------------------------------------------------------
16                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================

Core Market Strategy Fund

Objectives
The Core Market Strategy Fund (the "Fund") seeks capital appreciation while maintaining broad equity and fixed income market participation.

Strategy
Broad U.S. fixed income participation is maintained through an allocation to core U.S. fixed income, which is expected to comprise about 50% of the portfolio over time. Broad U.S. equity participation is maintained through style-neutral mandates in U.S. equity. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification.

The fixed income component of the Fund invests in funds which invest in intermediate-term bonds to provide broad participation in the U.S. fixed income market. Additional allocations to high yield bonds and emerging market debt provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis
The Core Market Strategy Fund, Class A returned 4.66% for the fiscal year ended March 31, 2005. Performance was mixed across the individual components of the Fund, leading to overall performance that was slightly behind the blended benchmark. In the U.S. equity market, value stocks tended to lead growth stocks. Large cap value stocks were one of the better-performing components, even though the SEI Large Cap Value Fund trailed its benchmark. Similar performance occurred with developed international equity, in which the asset class performed well, but the SEI International Equity Fund trailed its benchmark. The SEI Small Cap Value Fund was a bright spot, leading its benchmark by approximately 300 basis points en route to positive performance of almost 13%. High yield bonds and emerging market debt both significantly contributed to performance, as they both led their respective benchmarks and returned over 7% during the past year. Emerging market equity was the best-performing asset class in the strategy, advancing over 16%.

Core Market Strategy Fund

AVERAGE ANNUAL TOTAL RETURN 1
------------------------------------------------------------------
                                                      Annualized
                                             One Year  Inception
                                               Return    to Date
------------------------------------------------------------------
Core Market Strategy
 Fund, Class A                                  4.66%     7.88%
------------------------------------------------------------------
Core Market Strategy
 Fund, Class I 2                                5.89%     8.95%
------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Core Market Strategy Fund, Class A and Class I, versus the S&P 500 Index, Lehman Brothers Aggregate Bond Index and the MSCI EAFE Index

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                                                              Lehman
                   Core Market             Core Market                  S&P                  Brothers                  MSCI
                  Strategy Fund           Strategy Fund                 500                  Aggregate                 EAFE
                     Class A                 Class I                  Index*               Bond Index**              Index***
11/30/03            $100,000                $100,000                 $100,000                $100,000                $100,000
3/31/04              105,261                 105,677                  107,025                 103,700                 112,482
3/31/05              110,166                 111,901                  114,185                 104,903                 129,422


1 For the period ended March 31, 2005. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2 Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   17

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2005


TM Core Market Strategy Allocation Fund


Objectives
The TM Core Market Strategy Allocation Fund (the "Fund") seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

Strategy
The Fund is designed to be a component of a broader GoalLink(R) tax-managed core market investment strategy. Shareholders who participate in the GoalLink Strategy allocate their overall investment portfolio among investments in the Fund and separate investments in one or more SEI funds that invest primarily in municipal bonds as fixed income components of the GoalLink Strategy. The Fund is not designed to be a complete investment program outside of the GoalLink Strategy.

Broad U.S. fixed income participation is maintained through an allocation to intermediate municipal bonds, which are expected to comprise about 50% of the overall GoalLink Strategy over time. Broad U.S. equity participation is maintained through tax-managed, style-neutral mandates in U.S. equity funds. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification.

The fixed income component of the strategy invests in funds which invest in intermediate-term municipal bonds to provide broad participation in the U.S. fixed income market. Additional allocations to high yield bonds and emerging market debt provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through tax-managed, style-neutral equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis
The TM Core Market Strategy Allocation Fund, Class A returned 5.53% for the fiscal year ended March 31, 2005. Performance was mixed across the individual components of the Fund, leading to overall performance that was slightly behind the blended benchmark. In the U.S. equity market, value stocks tended to lead growth stocks across the capitalization spectrum. The international equity markets performed well during the quarter, leading the U.S. markets, although the SEI International Equity Fund trailed its benchmark. The SEI High Yield Bond Fund and SEI Emerging Market Debt Fund both significantly contributed to performance, as they both led their respective benchmarks and returned over 7% during the past year. Emerging market equity was the best-performing asset class in the strategy, advancing over 16%.

TM Core Market Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN 1
-----------------------------------------------------------------
                                                      Annualized
                                             One Year  Inception
                                               Return    to Date
-----------------------------------------------------------------
TM Core Market Strategy
 Allocation Fund, Class A                       5.53%     8.08%
-----------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the TM Core Market Strategy Allocation Fund, Class A, versus the S&P 500 Index, Lehman Brothers Aggregate Bond Index and MSCI EAFE Index

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

            TM Core Market                         Lehman
               Strategy           S&P             Brothers          MSCI
           Allocation Fund,       500             Aggregate         EAFE
                Class A         Index*          Bond Index**      Index***
11/30/03       $100,000        $100,000           $100,000        $100,000
3/31/04         104,471         107,025            103,700         112,482
3/31/05         110,248         114,185            104,903         129,422


1 For the period ended March 31, 2005. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.




--------------------------------------------------------------------------------
18                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================

Market Growth Strategy Fund


Objectives
The Market Growth Strategy Fund (the "Fund") seeks capital appreciation while maintaining broad equity and fixed income market participation.

Strategy
Broad U.S. fixed income participation is maintained through an allocation to core U.S. fixed income, which is expected to comprise about 25% of the portfolio over time. Broad U.S. equity participation is maintained through style neutral mandates in U.S. equity. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification.

The fixed income component of the Fund invests in funds which invest in intermediate-term bonds to provide broad participation in the U.S. fixed income market. Additional allocations to high yield bonds and emerging market debt provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through style-specific equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis
The Market Growth Strategy Fund, Class A returned 6.50% for the fiscal year ended March 31, 2005. Performance was mixed across the individual components of the Fund, leading to overall performance that was slightly behind the blended benchmark. In the U.S. equity market, value stocks tended to lead growth stocks. Large cap value stocks were one of the better-performing components, even though the SEI Large Cap Value Fund trailed its benchmark. Similar performance occurred with developed international equity, in which the asset class performed well, but the SEI International Equity Fund trailed its benchmark. The SEI Small Cap Value Fund was a bright spot, leading its benchmark by approximately 300 basis points en route to positive performance of almost 13%. High yield bonds and emerging market debt both significantly contributed to performance, as they both led their respective benchmarks and returned over 7% during the past year. Emerging market equity was the best-performing asset class in the strategy, advancing over 16%.

Market Growth Strategy Fund

AVERAGE ANNUAL TOTAL RETURN 1
------------------------------------------------------------------
                                                      Annualized
                                             One Year  Inception
                                               Return    to Date
------------------------------------------------------------------
Market Growth Strategy
 Fund, Class A                                  6.50%      9.48%
------------------------------------------------------------------
Market Growth Strategy
 Fund, Class I                                  5.29%      8.20%
------------------------------------------------------------------

Comparison of Change in the Value of a $100,000 Investment in the Market Growth Strategy Fund, Class A and Class I, versus the S&P 500 Index, Lehman Brothers Aggregate Bond Index and the MSCI EAFE Index

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                                                                                              Lehman
                  Market Growth           Market Growth                 S&P                  Brothers                  MSCI
                 Strategy Fund,          Strategy Fund,                 500                  Aggregate                 EAFE
                     Class A                 Class I                  Index*               Bond Index**              Index***
11/30/03            $100,000                $100,000                 $100,000                $100,000                $100,000
3/31/04              104,946                 104,643                  107,025                 103,700                 112,482
3/31/05              111,768                 110,178                  114,185                 104,903                 129,422


1 For the period ended March 31, 2005. Past performance is no indication of future performance. Class A and Class I shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   19

================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI ASSET ALLOCATION TRUST -- MARCH 31, 2005


TM Market Growth Strategy Allocation Fund


Objectives
The TM Market Growth Strategy Allocation Fund (the "Fund") seeks to provide the opportunity for capital appreciation with some opportunity to generate income.

Strategy
The Fund is designed to be a component of a broader GoalLink(R) tax-managed market growth investment strategy. Shareholders who participate in the GoalLink Strategy allocate their overall investment portfolio among investments in the Fund and separate investments in one or more SEI funds that invest primarily in municipal bonds as fixed income components of the GoalLink Strategy. The Fund is not designed to be a complete investment program outside of the GoalLink Strategy.

Broad U.S. fixed income participation is maintained through an allocation to intermediate municipal bonds, which are expected to comprise about 25% of the overall GoalLink Strategy over time. Broad U.S. equity participation is maintained through tax-managed, style-neutral mandates in U.S. equity. Constrained allocations to other return-enhancing asset classes are used to maximize growth and provide additional diversification.

The fixed income component of the Strategy invests in funds which invest in intermediate-term municipal bonds to provide broad participation in the U.S. fixed income market. Additional allocations to high yield bonds and emerging market debt provide the opportunity for return enhancement and diversification in the fixed income market.

Under normal conditions, a majority of the Fund's equity portion is allocated to U.S. equity funds. Style diversification through tax-managed, style-neutral equity funds lowers the risks associated with any one particular management style. While the equity component of the Fund emphasizes large cap funds, some exposure to small cap funds is included for diversification and enhanced returns over the long term. Allocations to developed and emerging international equities provide further diversification and are made on a capitalization-weighted basis.

Analysis
The TM Market Growth Strategy Allocation Fund, Class A returned 6.42% for the fiscal year ended March 31, 2005. Performance was mixed across the individual components of the Fund, leading to overall performance that was slightly behind the blended benchmark. In the U.S. equity market, value stocks tended to lead growth stocks across the capitalization spectrum. The international equity markets performed well during the quarter, leading the U.S. markets, although the SEI International Equity Fund trailed its benchmark. The SEI High Yield Bond Fund and SEI Emerging Market Debt Fund both significantly contributed to performance, as they both led their respective benchmarks and returned over 7% during the past year. Emerging market equity was the best-performing asset class in the strategy, advancing over 16%.

TM Market Growth Strategy Allocation Fund

AVERAGE ANNUAL TOTAL RETURN 1
------------------------------------------------------------------
                                                       Annualized
                                              One Year  Inception
                                                Return    to Date
------------------------------------------------------------------
TM Market Growth Strategy
 Allocation Fund, Class A                        6.42%     9.65%
------------------------------------------------------------------


Comparison of Change in the Value of a $100,000 Investment in the TM Market Growth Strategy Allocation Fund, Class A, versus the S&P 500 Index, Lehman Brothers Aggregate Bond Index and MSCI EAFE Index

[LINE GRAPH OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

           TM Market Growth                        Lehman
               Strategy            S&P            Brothers          MSCI
           Allocation Fund,        500            Aggregate         EAFE
                Class A          Index*         Bond Index**      Index***
11/30/03       $100,000         $100,000          $100,000        $100,000
3/31/04         105,134          107,025           103,700         112,482
3/31/05         111,883          114,185           104,903         129,422


1 For the period ended March 31, 2005. Past performance is no indication of future performance. Class A shares were offered beginning November 14, 2003. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

* The S&P 500 Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

** The Lehman Brothers Aggregate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. government obligations, corporate debt securities, and AAA rated mortgage-backed securities. All securities in the index are rated investment grade (BBB) or higher, with maturities of at least one year.

*** The MSCI EAFE Index a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 1,000 securities listed on the stock exchanges in Europe, Australasia and the Far East.







--------------------------------------------------------------------------------
20                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


STATEMENT OF NET ASSETS


Diversified Conservative Income Fund

March 31, 2005

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

55.0% Fixed Income Fund
25.0% Equity Funds
20.0% Money Market Fund

+Percentages based on total investments.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
FIXED INCOME FUND -- 55.0%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*            3,890,369         $40,577
                                                                   --------
Total Fixed Income Fund
   (Cost $40,831) ($ Thousands)                                     40,577
                                                                   --------

EQUITY FUNDS -- 25.0%
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*               480,210           8,457
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                382,115           8,154
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*               57,430              922
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                45,988              919
                                                                   --------
Total Equity Funds
   (Cost $18,043) ($ Thousands)                                     18,452
                                                                   --------

MONEY MARKET FUND -- 20.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*            14,729,954          14,730
                                                                   --------
Total Money Market Fund
   (Cost $14,730) ($ Thousands)                                     14,730
                                                                   --------
Total Investments -- 100.0%
   (Cost $73,604) ($ Thousands)                                     73,759
                                                                   --------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                      $     7
Payable for Investment Securities Purchased                           (164)
Payable for Fund Shares Redeemed                                       (56)
Investment Advisory Fees Payable                                        (6)
Distribution & Shareholder Servicing Fees Payable                      (11)
Trustees' Fees Payable                                                  (1)
Other Assets and Liabilities, Net                                      201
                                                                   --------
Total Other Assets and Liabilities                                     (30)
                                                                   --------
Net Assets-- 100.0%                                                $73,729
                                                                   ========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                        $73,975
Undistributed net investment income                                     13
Accumulated net realized loss on investments                          (414)
Net unrealized appreciation on investments                             155
                                                                   --------
Net Assets                                                         $73,729
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($57,891,770 / 5,227,745 shares)                                 $11.07
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($12,176,999 / 1,106,385 shares)                                 $11.01
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($3,660,062 / 330,940 shares)                                    $11.06
                                                                   ========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   21

================================================================================


STATEMENT OF NET ASSETS


Diversified Conservative Fund

March 31, 2005

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

59.2% Fixed Income Fund
39.8% Equity Funds
1.0% Money Market Fund

+Percentages based on total investments.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
FIXED INCOME FUND -- 59.2%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*            6,180,688        $ 64,465
                                                                  ---------
Total Fixed Income Fund
   (Cost $65,343) ($ Thousands)                                     64,465
                                                                  ---------


EQUITY FUNDS -- 39.8%
   SEI Institutional International Trust
     International Equity Fund, Class A*           784,314           8,627
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*               907,005          15,972
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                719,907          15,363
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*               105,156           1,689
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                 86,429           1,728
                                                                  ---------
Total Equity Funds
   (Cost $42,014) ($ Thousands)                                     43,379
                                                                  ---------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*             1,098,928           1,099
                                                                  ---------
Total Money Market Fund
   (Cost $1,099) ($ Thousands)                                       1,099
                                                                  ---------
Total Investments -- 100.0%
   (Cost $108,456) ($ Thousands)                                   108,943
                                                                  ---------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                     $     13
Payable for Investment Securities Purchased                           (235)
Payable for Fund Shares Redeemed                                      (137)
Investment Advisory Fees Payable                                        (9)
Distribution & Shareholder Servicing Fees Payable                      (10)
Trustees' Fees Payable                                                  (1)
Other Assets and Liabilities, Net                                      330
                                                                  ---------
Total Other Assets and Liabilities                                     (49)
                                                                  ---------
Net Assets-- 100.0%                                               $108,894
                                                                  =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                       $108,663
Undistributed net investment income                                     27
Accumulated net realized loss on investments                          (283)
Net unrealized appreciation on investments                             487
                                                                  ---------
Net Assets                                                        $108,894
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($92,261,365 / 8,800,663 shares)                                 $10.48
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($9,062,105 / 865,767 shares)                                    $10.47
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($7,570,745 / 722,994 shares)                                    $10.47
                                                                  =========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
22                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


Diversified Global Moderate Growth Fund

March 31, 2005

---------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

60.0% Equity Funds
39.0% Fixed Income Fund
1.0% Money Market Fund

+Percentages based on total investments.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
EQUITY FUNDS -- 60.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                      136,508       $   1,786
   SEI Institutional International Trust
     International Equity Fund, Class A*         2,291,433          25,206
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*             2,127,077          37,458
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*              1,686,431          35,988
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*               251,180           4,034
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                203,506           4,068
                                                                  ---------
Total Equity Funds
   (Cost $107,661) ($ Thousands)                                   108,540
                                                                  ---------

FIXED INCOME FUNDS -- 39.2%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                      687,205           7,222
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*            5,400,779          56,330
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                834,880           7,147
                                                                  ---------
Total Fixed Income Funds
   (Cost $71,251) ($ Thousands)                                     70,699
                                                                  ---------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*             1,830,469           1,830
                                                                  ---------

Total Money Market Fund
   (Cost $1,830) ($ Thousands)                                       1,830
                                                                  ---------

Total Investments -- 100.3%
   (Cost $180,742) ($ Thousands)                                   181,069
                                                                  ---------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.3)%
Receivable from Administrator                                     $     22
Payable for Fund Shares Redeemed                                      (615)
Payable for Investment Securities Purchased                           (262)
Investment Advisory Fees Payable                                       (15)
Distribution & Shareholder Servicing Fees Payable                      (11)
Trustees' Fees Payable                                                  (2)
Other Assets and Liabilities, Net                                      363
                                                                  ---------
Total Other Assets and Liabilities                                    (520)
                                                                  ---------
Net Assets-- 100.0%                                               $180,549
                                                                  =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                       $183,789
Undistributed net investment income                                     19
Accumulated net realized loss on investments                        (3,586)
Net unrealized appreciation on investments                             327
                                                                  ---------
Net Assets                                                        $180,549
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($158,228,653 / 14,494,501 shares)                               $10.92
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($8,347,395 / 771,790 shares)                                    $10.82
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($13,972,862 / 1,283,393 shares)                                 $10.89
                                                                  =========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   23

================================================================================


STATEMENT OF NET ASSETS

Diversified Moderate Growth Fund

March 31, 2005

---------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

59.9% Equity Funds
39.1% Fixed Income Fund
1.0% Money Market Fund

+Percentages based on total investments.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
EQUITY FUNDS -- 60.0%
   SEI Institutional International Trust
     International Equity Fund, Class A*         4,071,310        $ 44,784
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*             4,699,345          82,756
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*              3,725,065          79,493
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*               549,400           8,823
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                458,554           9,167
                                                                  ---------
Total Equity Funds
   (Cost $234,248) ($ Thousands)                                   225,023
                                                                  ---------

FIXED INCOME FUND -- 39.1%
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*           14,085,104         146,908
                                                                  ---------
Total Fixed Income Fund
   (Cost $148,295) ($ Thousands)                                   146,908
                                                                  ---------


MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*             3,765,529           3,765
                                                                  ---------
Total Money Market Fund
   (Cost $3,765) ($ Thousands)                                       3,765
                                                                  ---------
Total Investments -- 100.1%
   (Cost $386,308) ($ Thousands)                                   375,696
                                                                  ---------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
Receivable from Administrator                                     $     43
Payable for Investment Securities Purchased                           (503)
Payable for Fund Shares Redeemed                                      (459)
Investment Advisory Fees Payable                                       (32)
Distribution & Shareholder Servicing Fees Payable                      (23)
Trustees' Fees Payable                                                  (3)
Other Assets and Liabilities, Net                                      630
                                                                  ---------
Total Other Assets and Liabilities                                    (347)
                                                                  ---------
Net Assets-- 100.0%                                               $375,349
                                                                  =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                       $389,747
Undistributed net investment income                                     41
Accumulated net realized loss on investments                        (3,827)
Net unrealized depreciation on investments                         (10,612)
                                                                  ---------
Net Assets                                                        $375,349
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($337,643,080 / 27,673,031 shares)                               $12.20
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($18,569,340 / 1,527,265 shares)                                 $12.16
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($19,136,808 / 1,569,125 shares)                                 $12.20
                                                                  =========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
24                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


Diversified Global Growth Fund

March 31, 2005

---------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

80.0% Equity Funds
19.0% Fixed Income Funds
1.0% Money Market Fund

+Percentages based on total investments.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
EQUITY FUNDS -- 80.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                      367,525       $   4,807
   SEI Institutional International Trust
     International Equity Fund, Class A*         3,955,310          43,508
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*             3,792,189          66,781
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*              3,016,961          64,382
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*               450,129           7,229
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                365,634           7,309
                                                                 ----------
Total Equity Funds
   (Cost $203,082) ($ Thousands)                                   194,016
                                                                 ----------

FIXED INCOME FUNDS -- 19.2%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                      461,008           4,845
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*            3,520,816          36,722
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                560,422           4,797
                                                                 ----------
Total Fixed Income Funds
   (Cost $47,241) ($ Thousands)                                     46,364
                                                                 ----------


MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*             2,450,778           2,451
                                                                 ----------
Total Money Market Fund
   (Cost $2,451) ($ Thousands)                                       2,451
                                                                 ----------
Total Investments -- 100.3%
   (Cost $252,774) ($ Thousands)                                   242,831
                                                                 ----------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.3)%
Receivable from Administrator Fees Payable                       $      27
Payable for Fund Shares Redeemed                                      (903)
Payable for Investment Securities Purchased                           (157)
Investment Advisory Fees Payable                                       (21)
Distribution & Shareholder Servicing Fees Payable                      (17)
Trustees' Fees Payable                                                  (2)
Other Assets and Liabilities, Net                                      307
                                                                 ----------
Total Other Assets and Liabilities                                    (766)
                                                                 ----------
Net Assets-- 100.0%                                              $ 242,065
                                                                 ==========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                      $ 253,902
Undistributed net investment income                                     18
Accumulated net realized loss on investments                        (1,912)
Net unrealized depreciation on investments                          (9,943)
                                                                 ----------
Net Assets                                                       $ 242,065
                                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($206,578,671 / 17,205,865 shares)                               $12.01
                                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($13,309,443 / 1,115,622 shares)                                 $11.93
                                                                 ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($22,176,981 / 1,848,040 shares)                                 $12.00
                                                                 ==========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   25

================================================================================

STATEMENT OF NET ASSETS


Diversified Global Stock Fund

March 31, 2005

---------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

99.0% Equity Funds
1.0% Money Market Fund

+Percentages based on total investments.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
EQUITY FUNDS -- 99.4%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                      211,892       $   2,771
   SEI Institutional International Trust
     International Equity Fund, Class A*         2,894,354          31,838
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*             2,682,096          47,232
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*              2,130,077          45,456
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*               319,537           5,132
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                257,303           5,143
                                                                  ---------
Total Equity Funds
   (Cost $160,489) ($ Thousands)                                   137,572
                                                                  ---------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*             1,399,971           1,400
                                                                  ---------
Total Money Market Fund
   (Cost $1,400) ($ Thousands)                                       1,400
                                                                  ---------
Total Investments -- 100.4%
   (Cost $161,889) ($ Thousands)                                   138,972
                                                                  ---------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
Receivable from Administrator                                     $     16
Payable for Fund Shares Redeemed                                      (664)
Payable for Investment Securities Purchased                            (33)
Investment Advisory Fees Payable                                       (12)
Distribution & Shareholder Servicing Fees Payable                      (10)
Trustees' Fees Payable                                                  (1)
Other Assets and Liabilities, Net                                      145
                                                                  ---------
Total Other Assets and Liabilities                                    (559)
                                                                  ---------
Net Assets -- 100.0%                                              $138,413
                                                                  =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $163,508
Accumulated net realized loss on investments                        (2,178)
Net unrealized depreciation on investments                         (22,917)
                                                                  ---------
Net Assets                                                        $138,413
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($123,048,566 / 11,025,122 shares)                               $11.16
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($6,919,770 / 654,930 shares)                                    $10.57
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($8,445,098 / 758,310 shares)                                    $11.14
                                                                  =========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
26                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


Diversified U.S. Stock Fund

March 31, 2005

---------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

99.0% Equity Funds
1.0% Money Market Fund

+Percentages based on total investments.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
EQUITY FUNDS -- 99.2%
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*             2,766,211        $ 48,713
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*              2,190,552          46,746
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*               328,264           5,272
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                265,029           5,298
                                                                  ---------
Total Equity Funds
   (Cost $127,842) ($ Thousands)                                   106,029
                                                                  ---------

MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*             1,079,530           1,080
                                                                  ---------
Total Money Market Fund
   (Cost $1,080) ($ Thousands)                                       1,080
                                                                  ---------
Total Investments -- 100.2%
   (Cost $128,922) ($ Thousands)                                   107,109
                                                                  ---------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.2)%
Receivable from Administrator                                     $     14
Payable for Fund Shares Redeemed                                      (432)
Payable for Investment Securities Purchased                             (2)
Investment Advisory Fees Payable                                        (9)
Distribution & Shareholder Servicing Fees Payable                      (14)
Trustees' Fees Payable                                                  (1)
Other Assets and Liabilities, Net                                      236
                                                                  ---------
Total Other Assets and Liabilities                                    (208)
                                                                  ---------
Net Assets-- 100.0%                                               $106,901
                                                                  =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $134,367
Accumulated net realized loss on investments                        (5,653)
Net unrealized depreciation on investments                         (21,813)
                                                                  ---------
Net Assets                                                        $106,901
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($89,902,378 / 6,678,961 shares)                                 $13.46
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D
   ($12,675,415 / 995,517 shares)                                   $12.73
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($4,323,256 / 321,668 shares)                                    $13.44
                                                                  =========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   27

================================================================================

STATEMENT OF NET ASSETS


Defensive Strategy Fund

March 31, 2005


---------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

84.8% Fixed Income Funds
15.0% Equity Funds
0.2% Money Market Fund

+Percentages based on total investments.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
FIXED INCOME FUNDS -- 84.4%
   SEI Daily Income Trust
     Ultra Short Bond Fund, Class A*             8,562,370         $17,125
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*              254,295           2,652
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                310,074           2,654
                                                                   --------
Total Fixed Income Funds
   (Cost $22,505) ($ Thousands)                                     22,431
                                                                   --------

EQUITY FUNDS -- 14.9%
   SEI Institutional Managed Trust
     Managed Volatility Fund, Class A*             247,748           2,649
   SEI Institutional Managed Trust
     Real Estate Fund, Class A*                    104,048           1,318
                                                                   --------
Total Equity Funds
   (Cost $3,684) ($ Thousands)                                       3,967
                                                                   --------

MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                66,089              66
                                                                   --------
Total Money Market Fund
   (Cost $66) ($ Thousands)                                             66
                                                                   --------
Total Investments -- 99.5%
   (Cost $26,255) ($ Thousands)                                     26,464
                                                                   --------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.5%
Receivable from Administrator                                      $     2
Payable for Investment Securities Purchased                           (263)
Payable for Fund Shares Redeemed                                       (23)
Investment Advisory Fees Payable                                        (2)
Other Assets and Liabilities, Net                                      409
                                                                   --------
Total Other Assets and Liabilities                                     123
                                                                   --------
Net Assets-- 100.0%                                                $26,587
                                                                   ========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                        $26,371
Undistributed net investment income                                     11
Accumulated net realized loss on investments                            (4)
Net unrealized appreciation on investments                             209
                                                                   --------
Net Assets                                                         $26,587
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($26,587,326 / 2,570,369 shares)                                 $10.34
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($108 / 10 shares)                                               $10.46
                                                                   ========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
28             SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


TM Defensive Strategy Allocation Fund

March 31, 2005

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

55.0% Equity Funds
36.1% Fixed Income Fund
8.9% Money Market Fund

+Percentages based on total investments.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
EQUITY FUNDS -- 55.0%
   SEI Institutional Managed Trust
     Managed Volatility Fund, Class A*             159,184         $ 1,702
   SEI Institutional Managed Trust
     Real Estate Fund, Class A*                     65,682             832
                                                                   --------
Total Equity Funds
   (Cost $2,395) ($ Thousands)                                       2,534
                                                                   --------

FIXED INCOME FUND -- 36.1%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                194,344           1,663
                                                                   --------
Total Fixed Income Fund
   (Cost $1,672) ($ Thousands)                                       1,663
                                                                   --------

MONEY MARKET FUND -- 8.9%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*               412,524             413
                                                                   --------
Total Money Market Fund
   (Cost $413) ($ Thousands)                                           413
                                                                   --------
Total Investments -- 100.0%
   (Cost $4,480) ($ Thousands)                                       4,610
                                                                   --------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                       $    1
Payable for Investment Securities Purchased                            (11)
Investment Advisory Fees Payable                                        (1)
Other Assets and Liabilities, Net                                        9
                                                                   --------
Total Other Assets and Liabilities                                      (2)
                                                                   --------
Net Assets-- 100.0%                                                 $4,608
                                                                   =======

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                         $4,506
Distribution in excess of net investment income                        (21)
Accumulated net realized loss on investments                            (7)
Net unrealized appreciation on investments                             130
                                                                   --------
Net Assets                                                          $4,608
                                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($4,607,616 / 1,607,453 shares)                                   $2.87
                                                                   =======
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   29

================================================================================

STATEMENT OF NET ASSETS


Conservative Strategy Fund

March 31, 2005

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

69.6% Fixed Income Funds
30.2% Equity Funds
0.2% Money Market Fund

+Percentages based on total investments.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
FIXED INCOME FUNDS -- 69.5%
   SEI Daily Income Trust
     Ultra Short Bond Fund, Class A*            10,534,662         $21,070
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*              454,094           4,736
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                822,456           7,040
                                                                   --------
Total Fixed Income Funds
   (Cost $33,027) ($ Thousands)                                     32,846
                                                                   --------

EQUITY FUNDS -- 30.2%
   SEI Institutional Managed Trust
     Managed Volatility Fund, Class A*             886,920           9,481
   SEI Institutional Managed Trust
     Real Estate Fund, Class A*                    376,960           4,776
                                                                   --------
Total Equity Funds
   (Cost $13,585) ($ Thousands)                                     14,257
                                                                   --------

MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*               117,681             118
                                                                   --------
Total Money Market Fund
   (Cost $118) ($ Thousands)                                           118
                                                                   --------
Total Investments -- 99.9%
   (Cost $46,730) ($ Thousands)                                     47,221
                                                                   --------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
Receivable from Administrator                                      $     4
Payable for Investment Securities Purchased                           (104)
Payable for Fund Shares Redeemed                                       (23)
Investment Advisory Fees Payable                                        (4)
Other Assets and Liabilities, Net                                      174
                                                                   --------
Total Other Assets and Liabilities                                      47
                                                                   --------
Net Assets-- 100.0%                                                $47,268
                                                                   ========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                        $46,790
Undistributed net investment income                                     12
Accumulated net realized loss on investments                           (25)
Net unrealized appreciation on investments                             491
                                                                   --------
Net Assets                                                         $47,268
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($47,268,240 / 4,453,397 shares)                                 $10.61
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($111 / 10 shares)                                               $10.75
                                                                   ========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
30                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


TM Conservative Strategy Allocation Fund

March 31, 2005

---------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

63.5% Equity Funds
31.3% Fixed Income Fund
5.2% Money Market Fund

+Percentages based on total investments.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
EQUITY FUNDS -- 63.5%
   SEI Institutional Managed Trust
     Managed Volatility Fund, Class A*           1,007,638         $10,772
   SEI Institutional Managed Trust
     Real Estate Fund, Class A*                    425,219           5,387
                                                                   --------
Total Equity Funds
   (Cost $15,269) ($ Thousands)                                     16,159
                                                                   --------


FIXED INCOME FUND -- 31.3%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                930,259           7,963
                                                                   --------
Total Fixed Income Fund
   (Cost $8,002) ($ Thousands)                                       7,963
                                                                   --------

MONEY MARKET FUND -- 5.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*             1,324,527           1,325
                                                                   --------
Total Money Market Fund
   (Cost $1,325) ($ Thousands)                                       1,325
                                                                   --------
Total Investments -- 100.0%
   (Cost $24,596) ($ Thousands)                                     25,447
                                                                   --------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                      $     5
Payable for Investment Securities Purchased                            (50)
Investment Advisory Fees Payable                                        (5)
Other Assets and Liabilities, Net                                       46
                                                                   --------
Total Other Assets and Liabilities                                      (4)
                                                                   --------
Net Assets-- 100.0%                                                $25,443
                                                                   ========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                        $24,619
Distribution in excess of net investment income                        (21)
Accumulated net realized loss on investments                            (6)
Net unrealized appreciation on investments                             851
                                                                   --------
Net Assets                                                         $25,443
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($25,443,380 / 4,996,675 shares)                                  $5.09
                                                                   ========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   31

================================================================================

STATEMENT OF NET ASSETS


Moderate Strategy Fund

March 31, 2005

---------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

54.6% Fixed Income Funds
45.1% Equity Funds
0.3% Money Market Fund

+Percentages based on total investments.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
FIXED INCOME FUNDS -- 54.4%
   SEI Daily Income Trust
     Ultra Short Bond Fund, Class A*            16,041,460        $ 32,083
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*            3,132,756          32,674
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*              2,853,148          24,423
                                                                  ---------
Total Fixed Income Funds
   (Cost $89,998) ($ Thousands)                                     89,180
                                                                  ---------

EQUITY FUNDS -- 45.0%
   SEI Institutional International Trust
     International Equity Fund, Class A*           738,476           8,123
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*               461,067           8,120
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                383,745           8,189
   SEI Institutional Managed Trust
     Managed Volatility Fund, Class A*           3,059,039          32,701
   SEI Institutional Managed Trust
     Real Estate Fund, Class A*                  1,302,198          16,499
                                                                  ---------
Total Equity Funds
   (Cost $70,327) ($ Thousands)                                     73,632
                                                                  ---------

MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*               402,916             403
                                                                  ---------
Total Money Market Fund
   (Cost $403) ($ Thousands)                                           403
                                                                  ---------
Total Investments -- 99.6%
   (Cost $160,728) ($ Thousands)                                   163,215
                                                                  ---------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%
Receivable from Administrator                                     $     15
Payable for Investment Securities Purchased                           (465)
Payable for Fund Shares Redeemed                                       (83)
Investment Advisory Fees Payable                                       (13)
Trustees' Fees Payable                                                  (1)
Other Assets and Liabilities, Net                                    1,149
                                                                  ---------
Total Other Assets and Liabilities                                     602
                                                                  ---------
Net Assets-- 100.0%                                               $163,817
                                                                  =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                       $161,200
Undistributed net investment income                                     33
Accumulated net realized gain on investments                            97
Net unrealized appreciation on investments                           2,487
                                                                  ---------
Net Assets                                                        $163,817
                                                                  =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($163,816,809 / 14,855,824 shares)                               $11.03
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($115 / 10 shares)                                               $11.18
                                                                  =========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
32                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


TM Moderate Strategy Allocation Fund

March 31, 2005

---------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

78.9% Equity Funds
16.9% Fixed Income Fund
4.2% Money Market Fund

+Percentages based on total investments.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
EQUITY FUNDS -- 78.8%
   SEI Institutional International Trust
     International Equity Fund, Class A*           305,426         $ 3,360
   SEI Institutional Managed Trust
     Managed Volatility Fund, Class A*           1,699,893          18,172
   SEI Institutional Managed Trust
     Real Estate Fund, Class A*                    263,038           3,333
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                      623,175           6,873
                                                                   --------
Total Equity Funds
   (Cost $30,307) ($ Thousands)                                     31,738
                                                                   --------

FIXED INCOME FUND -- 16.9%
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                796,125           6,815
                                                                   --------
Total Fixed Income Fund
   (Cost $6,870) ($ Thousands)                                       6,815
                                                                   --------

MONEY MARKET FUND -- 4.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*             1,681,109           1,681
                                                                   --------
Total Money Market Fund
   (Cost $1,681) ($ Thousands)                                       1,681
                                                                   --------
Total Investments -- 99.9%
   (Cost $38,858) ($ Thousands)                                     40,234
                                                                   --------



---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
Receivable from Administrator                                      $     6
Payable for Investment Securities Purchased                         (1,474)
Investment Advisory Fees Payable                                        (6)
Other Assets and Liabilities, Net                                    1,521
                                                                   --------
Total Other Assets and Liabilities                                      47
                                                                   --------
Net Assets-- 100.0%                                                $40,281
                                                                   ========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                        $38,932
Distribution in excess of net investment income                        (21)
Accumulated net realized loss on investments                            (6)
Net unrealized appreciation on investments                           1,376
                                                                   --------
Net Assets                                                         $40,281
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($40,280,675 / 6,420,009 shares)                                  $6.27
                                                                   ========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   33

================================================================================

STATEMENT OF NET ASSETS

Aggressive Strategy Fund

March 31, 2005

---------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

79.9% Equity Funds
19.8% Fixed Income Funds
0.3% Money Market Fund

+Percentages based on total investments.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
EQUITY FUNDS -- 79.6%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                      111,831         $ 1,463
   SEI Institutional International Trust
     International Equity Fund, Class A*         1,195,413          13,149
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*               994,643          17,515
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                825,588          17,618
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*               274,166           4,403
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                219,500           4,388
                                                                   --------
Total Equity Funds
   (Cost $56,161) ($ Thousands)                                     58,536
                                                                   --------

FIXED INCOME FUNDS -- 19.7%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                      701,727           7,375
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                833,491           7,135
                                                                   --------
Total Fixed Income Funds
   (Cost $14,481) ($ Thousands)                                     14,510
                                                                   --------

MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*               181,743             182
                                                                   --------
Total Money Market Fund
   (Cost $182) ($ Thousands)                                           182
                                                                   --------
Total Investments -- 99.6%
   (Cost $70,824) ($ Thousands)                                     73,228
                                                                   --------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%
Receivable from Administrator                                      $     7
Payable for Investment Securities Purchased                           (161)
Payable for Fund Shares Redeemed                                        (6)
Investment Advisory Fees Payable                                        (6)
Other Assets and Liabilities, Net                                      438
                                                                   --------
Total Other Assets and Liabilities                                     272
                                                                   --------
Net Assets-- 100.0%                                                $73,500
                                                                   ========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                        $70,824
Undistributed net investment income                                      6
Accumulated net realized gain on investments                           266
Net unrealized appreciation on investments                           2,404
                                                                   --------
Net Assets                                                         $73,500
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($73,500,344 / 6,420,474 shares)                                 $11.45
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($117 / 10 shares)                                               $11.36
                                                                   ========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
34                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


Tax-Managed Aggressive Strategy Fund

March 31, 2005

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

87.9% Equity Funds
11.8% Fixed Income Funds
0.3% Money Market Fund

+Percentages based on total investments.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
EQUITY FUNDS -- 87.9%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                       52,703         $   689
   SEI Institutional International Trust
     International Equity Fund, Class A*           496,423           5,461
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                    1,729,877          19,081
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A*                                      396,777           4,789
                                                                   --------
Total Equity Funds
   (Cost $28,867) ($ Thousands)                                     30,020
                                                                   --------

FIXED INCOME FUNDS -- 11.8%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                      195,349           2,053
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                230,132           1,970
                                                                   --------
Total Fixed Income Funds
   (Cost $4,038) ($ Thousands)                                       4,023
                                                                   --------

MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*                90,936              91
                                                                   --------
Total Money Market Fund
   (Cost $91) ($ Thousands)                                             91
                                                                   --------
Total Investments -- 100.0%
   (Cost $32,996) ($ Thousands)                                     34,134
                                                                   --------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                      $     3
Payable for Investment Securities Purchased                           (426)
Investment Advisory Fees Payable                                        (3)
Other Assets and Liabilities, Net                                      423
                                                                   --------
Total Other Assets and Liabilities                                      (3)
                                                                   --------
Net Assets-- 100.0%                                                $34,131
                                                                   ========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                        $32,849
Undistributed net investment income                                      1
Accumulated net realized gain on investments                           143
Net unrealized appreciation on investments                           1,138
                                                                   --------
Net Assets                                                         $34,131
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($34,130,798 / 2,958,629 shares)                                 $11.54
                                                                   ========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   35

================================================================================

STATEMENT OF NET ASSETS


Core Market Strategy Fund

March 31, 2005

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

59.6% Fixed Income Funds
40.1% Equity Funds
0.3% Money Market Fund

+Percentages based on total investments.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
FIXED INCOME FUNDS -- 59.6%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                      193,580        $  2,035
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*            1,933,080          20,162
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                235,571           2,016
                                                                   --------
Total Fixed Income Funds
   (Cost $24,542) ($ Thousands)                                     24,213
                                                                   --------

EQUITY FUNDS -- 40.1%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                       31,371             410
   SEI Institutional International Trust
     International Equity Fund, Class A*           331,230           3,644
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*               276,936           4,877
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*                229,861           4,905
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*                76,503           1,229
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                 61,251           1,224
                                                                   --------
Total Equity Funds
   (Cost $15,671) ($ Thousands)                                     16,289
                                                                   --------

MONEY MARKET FUND -- 0.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*               101,278             101
                                                                   --------
Total Money Market Fund
   (Cost $101) ($ Thousands)                                           101
                                                                   --------
Total Investments -- 100.0%
   (Cost $40,314) ($ Thousands)                                     40,603
                                                                   --------

---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                      $     4
Payable for Investment Securities Purchased                            (83)
Payable for Fund Shares Redeemed                                        (1)
Investment Advisory Fees Payable                                        (3)
Other Assets and Liabilities, Net                                       82
                                                                   --------
Total Other Assets and Liabilities                                      (1)
                                                                   --------
Net Assets -- 100.0%                                               $40,602
                                                                   ========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                        $40,222
Undistributed net investment income                                      8
Accumulated net realized gain on investments                            83
Net unrealized appreciation on investments                             289
                                                                   --------
Net Assets                                                         $40,602
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($40,601,939 / 3,784,516 shares)                                 $10.73
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($112 / 10 shares)                                               $10.88
                                                                   ========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
36                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================

TM Core Market Strategy Allocation Fund

March 31, 2005

---------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

84.0% Equity Funds
11.3% Fixed Income Funds
4.7% Money Market Fund

+Percentages based on total investments.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
EQUITY FUNDS -- 84.0%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                       19,000         $   249
   SEI Institutional International Trust
     International Equity Fund, Class A*           185,298           2,038
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                      657,198           7,249
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A*                                      147,740           1,783
                                                                   --------
Total Equity Funds
   (Cost $10,956) ($ Thousands)                                     11,319
                                                                   --------

FIXED INCOME FUNDS -- 11.3%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                       72,646             763
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                 88,859             761
                                                                   --------
Total Fixed Income Funds
   (Cost $1,543) ($ Thousands)                                       1,524
                                                                   --------

MONEY MARKET FUND -- 4.7%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*               630,656             631
                                                                   --------
Total Money Market Fund
   (Cost $631) ($ Thousands)                                           631
                                                                   --------
Total Investments -- 100.0%
   (Cost $13,130) ($ Thousands)                                     13,474
                                                                   --------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable from Administrator                                      $     1
Payable for Investment Securities Purchased                             (5)
Investment Advisory Fees Payable                                        (2)
Other Assets and Liabilities, Net                                        6
                                                                   --------
Total Other Assets and Liabilities                                      --
                                                                   --------
Net Assets-- 100.0%                                                $13,474
                                                                   ========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                        $13,157
Distribution in excess of net investment income                        (21)
Accumulated net realized loss on investments                            (6)
Net unrealized appreciation on investments                             344
                                                                   --------
Net Assets                                                         $13,474
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($13,474,213 / 2,382,685 shares)                                  $5.66
                                                                   ========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   37

================================================================================

STATEMENT OF NET ASSETS

Market Growth Strategy Fund

March 31, 2005

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

60.0% Equity Funds
39.7% Fixed Income Funds
0.3% Money Market Fund

+Percentages based on total investments.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
EQUITY FUNDS -- 60.0%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                      159,190        $  2,082
   SEI Institutional International Trust
     International Equity Fund, Class A*         2,641,008          29,051
   SEI Institutional Managed Trust
     Large Cap Growth Fund, Class A*             2,124,971          37,421
   SEI Institutional Managed Trust
     Large Cap Value Fund, Class A*              1,767,330          37,715
   SEI Institutional Managed Trust
     Small Cap Growth Fund, Class A*               587,246           9,431
   SEI Institutional Managed Trust
     Small Cap Value Fund, Class A*                470,159           9,398
                                                                  ---------
Total Equity Funds
   (Cost $120,112) ($ Thousands)                                   125,098
                                                                  ---------

FIXED INCOME FUNDS -- 39.7%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                    1,397,747          14,690
   SEI Institutional Managed Trust
     Core Fixed Income Fund, Class A*            4,939,190          51,516
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*              1,930,553          16,526
                                                                  ---------
Total Fixed Income Funds
   (Cost $83,372) ($ Thousands)                                     82,732
                                                                  ---------

MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*               517,162             517
                                                                  ---------
Total Money Market Fund
   (Cost $517) ($ Thousands)                                           517
                                                                  ---------
Total Investments -- 99.9%
   (Cost $204,001) ($ Thousands)                                   208,347
                                                                  ---------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
Receivable from Administrator                                     $     20
Payable for Investment Securities Purchased                           (265)
Payable for Fund Shares Redeemed                                       (39)
Investment Advisory Fees Payable                                       (17)
Trustees' Fees Payable                                                  (1)
Other Assets and Liabilities, Net                                      493
                                                                  ---------
Total Other Assets and Liabilities                                     191
                                                                  ---------
Net Assets-- 100.0%                                               $208,538
                                                                  =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                       $203,348
Undistributed net investment income                                     23
Accumulated net realized gain on investments                           821
Net unrealized appreciation on investments                           4,346
                                                                  ---------
Net Assets                                                        $208,538
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($208,537,678 / 18,929,165 shares)                               $11.02
                                                                  =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class I
   ($111 / 10 shares)                                               $10.84
                                                                  =========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
38                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


TM Market Growth Strategy Allocation Fund

March 31, 2005

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS+:

[BAR GRAPH OMITTED]

85.2% Equity Funds
11.5% Fixed Income Funds
3.3% Money Market Fund

+Percentages based on total investments.
--------------------------------------------------------------------------------

---------------------------------------------------------------------------
                                                              Market Value
Description                                         Shares   ($ Thousands)
---------------------------------------------------------------------------
EQUITY FUNDS -- 85.3%
   SEI Institutional International Trust
     Emerging Markets Equity Fund,
     Class A*                                       53,074         $   694
   SEI Institutional International Trust
     International Equity Fund, Class A*           772,131           8,494
   SEI Institutional Managed Trust
     Tax-Managed Large Cap Fund,
     Class A*                                    2,827,319          31,185
   SEI Institutional Managed Trust
     Tax-Managed Small Cap Fund,
     Class A*                                      595,418           7,187
                                                                   --------
Total Equity Funds
   (Cost $45,276) ($ Thousands)                                     47,560
                                                                   --------

FIXED INCOME FUNDS -- 11.5%
   SEI Institutional International Trust
     Emerging Markets Debt Fund,
     Class A*                                      272,383           2,863
   SEI Institutional Managed Trust
     High Yield Bond Fund, Class A*                416,349           3,564
                                                                   --------
Total Fixed Income Funds
   (Cost $6,424) ($ Thousands)                                       6,427
                                                                   --------

MONEY MARKET FUND -- 3.3%
   SEI Liquid Asset Trust
     Prime Obligation Fund, Class A*             1,812,328           1,812
                                                                   --------
Total Money Market Fund
   (Cost $1,812) ($ Thousands)                                       1,812
                                                                   --------
Total Investments -- 100.1%
   (Cost $53,512) ($ Thousands)                                     55,799
                                                                   --------


---------------------------------------------------------------------------
                                                                     Value
Description                                                  ($ Thousands)
---------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
Receivable from Administrator                                      $     6
Payable for Investment Securities Purchased                           (201)
Payable for Fund Shares Redeemed                                       (29)
Investment Advisory Fees Payable                                        (6)
Other Assets and Liabilities, Net                                      196
                                                                   --------
Total Other Assets and Liabilities                                     (34)
                                                                   --------
Net Assets-- 100.0%                                                $55,765
                                                                   ========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization-- no par value)                        $53,611
Distribution in excess of net investment income                        (22)
Accumulated net realized loss on investments                          (111)
Net unrealized appreciation on investments                           2,287
                                                                   --------
Net Assets                                                         $55,765
                                                                   ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($55,765,222 / 6,491,557 shares)                                  $8.59
                                                                   ========
* Affiliated fund.



The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   39

================================================================================


Statements of Operations ($ Thousands)



For the year ended March 31, 2005
------------------------------------------------------------------------------------------------------------------------------
                                                   DIVERSIFIED                              DIVERSIFIED         DIVERSIFIED
                                                  CONSERVATIVE        DIVERSIFIED                GLOBAL            MODERATE
                                                        INCOME       CONSERVATIVE       MODERATE GROWTH              GROWTH
                                                          FUND               FUND                  FUND                FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds           $1,885             $2,718                $4,356             $ 7,531
------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                     149                203                   366                 685
   Distribution & Shareholder Servicing Fees--
     Class D Shares                                        128                 92                    78                 201
   Investment Advisory Fees                                 75                102                   183                 342
   Administrative Servicing Fees-- Class I Shares            8                 17                    29                  41
   Registration Fees                                        36                 45                    88                 145
   Professional Fees                                        24                 29                    55                  96
   Trustees' Fees                                            9                 12                    22                  40
   Custodian Fees/Wire Agent Fees                            7                  9                    17                  30
   Printing Fees                                             6                  8                    15                  27
   Proxy Costs                                               2                  3                     5                  11
   Other Expenses                                            2                  3                     6                   9
------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                          446                523                   864               1,627
------------------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                       (149)              (203)                 (366)               (685)
        Reimbursement from Administrator                   (69)               (85)                 (164)               (276)
------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                            228                235                   334                 666
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    1,657              2,483                 4,022               6,865
------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds          279                736                 6,030               4,993
   Capital Gain Distributions Received
     from Affiliated Funds                                 559                909                 1,391               3,128
   Net Change in Unrealized Appreciation
     (Depreciation) from Affiliated Funds                 (612)                74                (1,655)              4,734
------------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     from Affiliated Funds                                 226              1,719                 5,766              12,855
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                      $1,883             $4,202                $9,788             $19,720
------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
                                                 DIVERSIFIED       DIVERSIFIED
                                                      GLOBAL            GLOBAL      DIVERSIFIED
                                                      GROWTH             STOCK       U.S. STOCK
                                                        FUND              FUND             FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds        $ 4,017            $1,601           $1,013
---------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                   442               267              222
   Distribution & Shareholder Servicing Fees--
     Class D Shares                                      153                73              139
   Investment Advisory Fees                              221               133              111
   Administrative Servicing Fees-- Class I Shares         45                14                7
   Registration Fees                                      98                59               53
   Professional Fees                                      63                39               33
   Trustees' Fees                                         26                16               14
   Custodian Fees/Wire Agent Fees                         20                12               10
   Printing Fees                                          16                10                9
   Proxy Costs                                             6                 3                3
   Other Expenses                                          6                 4                4
---------------------------------------------------------------------------------------------------
   Total Expenses                                      1,096               630              605
---------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                     (442)             (267)            (222)
        Reimbursement from Administrator                (184)             (113)            (100)
---------------------------------------------------------------------------------------------------
   Net Expenses                                          470               250              283
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                  3,547             1,351              730
---------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds       (592)            2,999              680
   Capital Gain Distributions Received
     from Affiliated Funds                             1,739               945            1,050
   Net Change in Unrealized Appreciation
     (Depreciation) from Affiliated Funds             10,205             4,285            3,186
---------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     from Affiliated Funds                            11,352             8,229            4,916
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                   $14,899            $9,580           $5,646
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.







--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005
40 & 41

================================================================================

Statements of Operations ($ Thousands)


For the year ended March 31, 2005
--------------------------------------------------------------------------------------------------------------------
                                                                   TM DEFENSIVE                   TM CONSERVATIVE
                                                     DEFENSIVE         STRATEGY    CONSERVATIVE          STRATEGY
                                                      STRATEGY       ALLOCATION        STRATEGY        ALLOCATION
                                                          FUND             FUND            FUND              FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds             $466             $208          $  699            $  754
--------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                      32               19              45                58
   Investment Advisory Fees                                 16                9              23                29
   Offering Costs                                           20               20              20                20
   Registration Fees                                         4                2               6                 9
   Professional Fees                                         3                2               5                 6
   Printing Fees                                             2                1               2                 3
   Trustees' Fees                                            1                1               2                 3
   Custodian Fees/Wire Agent Fees                            1               --               1                 2
   Proxy Costs                                               1               --               1                 1
   Other Expenses                                           --               --              --                --
--------------------------------------------------------------------------------------------------------------------
   Total Expenses                                           80               54             105               131
--------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                        (32)             (19)            (45)              (58)
            Reimbursement from Administrator               (31)             (26)            (36)              (43)
--------------------------------------------------------------------------------------------------------------------
   Net Expenses                                             17                9              24                30
--------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      449              199             675               724
--------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds           62              (55)             75               (23)
   Capital Gain Distributions Received
     from Affiliated Funds                                  38               15              70                78
   Net Change in Unrealized Appreciation
     from Affiliated Funds                                 201              129             473               840
--------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     from Affiliated Funds                                 301               89             618               895
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $750             $288          $1,293            $1,619
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                                 TM MODERATE
                                                      MODERATE      STRATEGY
                                                      STRATEGY    ALLOCATION
                                                          FUND          FUND
------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds           $2,360        $  819
------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                     149            66
   Investment Advisory Fees                                 74            33
   Offering Costs                                           20            20
   Registration Fees                                        20             9
   Professional Fees                                        18             6
   Printing Fees                                             6             3
   Trustees' Fees                                            7             3
   Custodian Fees/Wire Agent Fees                            5             2
   Proxy Costs                                               2             1
   Other Expenses                                            1            --
------------------------------------------------------------------------------
   Total Expenses                                          302           143
------------------------------------------------------------------------------
   Less: Administration Fees Waived                       (149)          (66)
            Reimbursement from Administrator               (76)          (43)
------------------------------------------------------------------------------
   Net Expenses                                             77            34
------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    2,283           785
------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds          213           (60)
   Capital Gain Distributions Received
     from Affiliated Funds                                 412            67
   Net Change in Unrealized Appreciation
     from Affiliated Funds                               2,408         1,370
------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     from Affiliated Funds                               3,033         1,377
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                      $5,316        $2,162
------------------------------------------------------------------------------

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005
42 & 43

================================================================================

Statements of Operations ($ Thousands)


For the year ended March 31, 2005
-------------------------------------------------------------------------------------------------------------------
                                                                    TAX-MANAGED                   TM CORE MARKET
                                                    AGGRESSIVE       AGGRESSIVE    CORE MARKET          STRATEGY
                                                      STRATEGY         STRATEGY       STRATEGY        ALLOCATION
                                                          FUND             FUND           FUND              FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds           $1,026           $  356         $  717              $261
-------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                      74               32             45                19
   Investment Advisory Fees                                 37               16             22                10
   Offering Costs                                           20               20             20                19
   Registration Fees                                        11                4              6                 2
   Professional Fees                                         8                3              5                 1
   Trustees' Fees                                            3                1              2                 1
   Custodian Fees/Wire Agent Fees                            3                1              1                 1
   Printing Fees                                             3                2              2                 1
   Proxy Costs                                               1                1              1                --
   Other Expenses                                           --               --             --                --
-------------------------------------------------------------------------------------------------------------------
   Total Expenses                                          160               80            104                54
-------------------------------------------------------------------------------------------------------------------
   Less: Administration Fees Waived                        (74)             (32)           (45)              (19)
            Reimbursement from Administrator               (48)             (31)           (36)              (25)
-------------------------------------------------------------------------------------------------------------------
   Net Expenses                                             38               17             23                10
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      988              339            694               251
-------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds          (89)             (40)             9              (234)
   Capital Gain Distributions Received
     from Affiliated Funds                                 611              221            293                89
   Net Change in Unrealized Appreciation
     from Affiliated Funds                               2,355            1,134            232               343
-------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     from Affiliated Funds                               2,877            1,315            534               198
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                      $3,865           $1,654         $1,228              $449
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
                                                                    TM MARKET GROWTH
                                                   MARKET GROWTH            STRATEGY
                                                        STRATEGY          ALLOCATION
                                                            FUND                FUND
--------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds             $3,189              $  986
--------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                       206                  84
   Investment Advisory Fees                                  103                  42
   Offering Costs                                             20                  20
   Registration Fees                                          29                  12
   Professional Fees                                          25                  10
   Trustees' Fees                                             10                   4
   Custodian Fees/Wire Agent Fees                              7                   3
   Printing Fees                                              10                   4
   Proxy Costs                                                 3                   1
   Other Expenses                                              1                   1
--------------------------------------------------------------------------------------
   Total Expenses                                            414                 181
--------------------------------------------------------------------------------------
   Less: Administration Fees Waived                         (206)                (84)
            Reimbursement from Administrator                (102)                (53)
--------------------------------------------------------------------------------------
   Net Expenses                                              106                  44
--------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      3,083                 942
--------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) FROM AFFILIATED FUNDS:
   Net Realized Gain (Loss) from Affiliated Funds           (139)               (180)
   Capital Gain Distributions Received
     from Affiliated Funds                                 1,602                 421
   Net Change in Unrealized Appreciation
     from Affiliated Funds                                 4,309               2,185
--------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
     from Affiliated Funds                                 5,772               2,426
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $8,855              $3,368
--------------------------------------------------------------------------------------

Amount designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005
44 & 45

================================================================================


Statements of Changes in Net Assets ($ Thousands)

For the year ended March 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                   DIVERSIFIED                  DIVERSIFIED             DIVERSIFIED GLOBAL
                                               CONSERVATIVE INCOME             CONSERVATIVE               MODERATE GROWTH
                                                       FUND                        FUND                        FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                 2005         2004           2005         2004           2005         2004
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                      $ 1,657      $ 1,462        $ 2,483     $  1,803       $  4,022     $  3,759
   Net Realized Gain (Loss)
     from Affiliated Funds                        279          587            736          918          6,030        3,640
   Capital Gain Distributions Received
     from Affiliated Funds                        559          546            909          655          1,391        1,625
   Net Change in Unrealized Appreciation
     (Depreciation) from Affiliated Funds        (612)       5,408             74        9,816         (1,655)      33,716
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations   1,883        8,003          4,202       13,192          9,788       42,740
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                     (1,684)      (1,223)        (2,556)      (1,517)        (4,325)      (3,372)
   Class D                                       (212)        (171)          (156)        (114)          (119)         (72)
   Class I                                        (88)         (43)          (185)         (83)          (283)         (74)
   Net Realized Gains:
   Class A                                       (642)        (369)        (1,040)        (480)        (7,509)      (1,029)
   Class D                                       (134)         (94)          (106)         (62)          (391)         (41)
   Class I                                        (35)         (16)           (89)         (29)          (603)         (31)
--------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions           (2,795)      (1,916)        (4,132)      (2,285)       (13,230)      (4,619)
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   CLASS A:
   Proceeds from Shares Issued                 23,827       17,907         42,195       23,665         47,389       97,139
   Reinvestment of Dividends and Distributions  2,310        1,534          3,587        1,889         11,823        4,378
   Cost of Shares Redeemed                    (23,911)     (18,534)       (27,504)     (16,718)       (74,586)     (86,835)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                  2,226          907         18,278        8,836        (15,374)      14,682
--------------------------------------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                  1,315        3,120          1,746        2,718          1,477        3,555
   Reinvestment of Cash Distributions             312          237            247          164            489          107
   Cost of shares Redeemed                     (3,041)      (3,596)        (2,070)      (2,974)        (2,279)      (1,059)
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                 (1,414)        (239)           (77)         (92)          (313)       2,603
--------------------------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                  1,223        2,215          4,044        3,389          9,083        5,781
   Reinvestment of Cash Distributions             122           60            274          112            880          104
   Cost of Shares Redeemed                     (1,073)        (747)        (2,805)      (1,617)        (4,226)        (487)
--------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     From Class I Transactions                    272        1,528          1,513        1,884          5,737        5,398
--------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions            1,084        2,196         19,714       10,628         (9,950)      22,683
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets          172        8,283         19,784       21,535        (13,392)      60,804
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                           73,557       65,274         89,110       67,575        193,941      133,137
--------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                $73,729      $73,557       $108,894     $ 89,110       $180,549     $193,941
--------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income
     Included in Net Assets at End of Year    $    13      $   341       $     27     $    431       $     19     $    724
--------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                         DIVERSIFIED                     DIVERSIFIED
                                                       MODERATE GROWTH                  GLOBAL GROWTH
                                                            FUND                            FUND
-----------------------------------------------------------------------------------------------------------------
                                                      2005           2004            2005            2004
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                          $  6,865       $  3,709        $  3,547        $  2,415
   Net Realized Gain (Loss)
     from Affiliated Funds                           4,993          4,156            (592)          4,954
   Capital Gain Distributions Received
     from Affiliated Funds                           3,128          1,305           1,739           1,002
   Net Change in Unrealized Appreciation
     (Depreciation) from Affiliated Funds            4,734         37,576          10,205          42,539
-----------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations       19,720         46,746          14,899          50,910
-----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                          (7,134)        (3,200)         (3,571)         (2,008)
   Class D                                            (205)          (170)           (101)            (80)
   Class I                                            (314)          (102)           (291)            (95)
   Net Realized Gains:
   Class A                                          (1,178)          (935)         (3,177)           (538)
   Class D                                             (70)          (103)           (248)            (64)
   Class I                                             (58)           (38)           (305)            (39)
-----------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                (8,959)        (4,548)         (7,693)         (2,824)
-----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   CLASS A:
   Proceeds from Shares Issued                     207,833         51,562          72,416          83,654
   Reinvestment of Dividends and Distributions       8,298          3,919           6,734           2,473
   Cost of Shares Redeemed                         (89,114)       (49,427)        (49,714)        (78,729)
-----------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                     127,017          6,054          29,436           7,398
-----------------------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                       2,922          4,691           2,427           6,194
   Reinvestment of Cash Distributions                  246            251             291             144
   Cost of shares Redeemed                          (5,932)        (9,902)         (7,482)        (10,607)
-----------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                      (2,764)        (4,960)         (4,764)         (4,269)
-----------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                      11,875          5,475           9,740           9,333
   Reinvestment of Cash Distributions                  372            140             595             134
   Cost of Shares Redeemed                          (4,351)          (960)         (3,451)           (692)
-----------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     From Class I Transactions                       7,896          4,655           6,884           8,775
-----------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions               132,149          5,749          31,556          11,904
-----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets           142,910         47,947          38,762          59,990
-----------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                               232,439        184,492         203,303         143,313
-----------------------------------------------------------------------------------------------------------------
   END OF YEAR                                    $375,349       $232,439        $242,065        $203,303
-----------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income
     Included in Net Assets at End of Year        $     41       $    830        $     18        $    429
-----------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                           DIVERSIFIED                      DIVERSIFIED
                                                          GLOBAL STOCK                      U.S. STOCK
                                                              FUND                             FUND
-------------------------------------------------------------------------------------------------------------
                                                       2005            2004             2005           2004
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                           $  1,351        $    852         $    730       $    734
   Net Realized Gain (Loss)
     from Affiliated Funds                            2,999           3,065              680           (466)
   Capital Gain Distributions Received
     from Affiliated Funds                              945             233            1,050            300
   Net Change in Unrealized Appreciation
     (Depreciation) from Affiliated Funds             4,285          34,943            3,186         33,206
-------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations         9,580          39,093            5,646         33,774
-------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                           (1,361)           (723)            (811)          (608)
   Class D                                              (42)            (12)             (22)            --
   Class I                                              (54)            (10)             (17)            (6)
   Net Realized Gains:
   Class A                                             (412)           (102)            (429)          (121)
   Class D                                              (26)             (8)             (69)           (20)
   Class I                                              (22)             (2)             (13)            (2)
-------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                 (1,917)           (857)          (1,361)          (757)
-------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
   CLASS A:
   Proceeds from Shares Issued                       34,312          96,652           20,194         40,906
   Reinvestment of Dividends and Distributions        1,769             818            1,220            715
   Cost of Shares Redeemed                          (43,597)        (96,529)         (35,677)       (46,263)
-------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                       (7,516)            941          (14,263)        (4,642)
-------------------------------------------------------------------------------------------------------------
   CLASS D:
   Proceeds from Shares Issued                        1,392           2,262            2,137          3,904
   Reinvestment of Cash Distributions                    67              19               89             20
   Cost of shares Redeemed                           (2,881)         (2,416)          (5,688)       (13,071)
-------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class D Transactions                       (1,422)           (135)          (3,462)        (9,147)
-------------------------------------------------------------------------------------------------------------
   CLASS I:
   Proceeds from Shares Issued                        5,833           1,892            2,659          1,397
   Reinvestment of Cash Distributions                    76              12               30              8
   Cost of Shares Redeemed                           (1,024)           (247)            (732)          (232)
-------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived
     From Class I Transactions                        4,885           1,657            1,957          1,173
-------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                 (4,053)          2,463          (15,768)       (12,616)
-------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets              3,610          40,699          (11,483)        20,401
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                134,803          94,104          118,384         97,983
-------------------------------------------------------------------------------------------------------------
   END OF YEAR                                     $138,413        $134,803         $106,901       $118,384
-------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income
     Included in Net Assets at End of Year         $     --        $    106         $     --       $    120
-------------------------------------------------------------------------------------------------------------

(1) For Capital Share Transactions see footnote 4 in the notes to the financial statements.
Amount designated as "--" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005
46 & 47

================================================================================

Statements of Changes in Net Assets ($ Thousands)
For the periods ended March 31,

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                        TM DEFENSIVE
                                                                         DEFENSIVE STRATEGY          STRATEGY ALLOCATION
                                                                               FUND(1)                     FUND(1)
--------------------------------------------------------------------------------------------------------------------------------
                                                                           2005         2004           2005         2004
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $   449       $    7        $   199       $    1
   Net Realized Gain (Loss) from Affiliated Funds                            62           --            (55)          --
   Capital Gain Distributions Received from Affiliated Funds                 38           --             15           --
   Net Change in Unrealized Appreciation from Affiliated Funds              201            8            129            1
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                               750           15            288            2
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                 (449)          --           (221)          --
   Net Realized Gains:
   Class A                                                                 (100)          --            (50)          --
   Return of Capital:
   Class A (2)                                                               --           --        (11,847)          --
--------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                       (549)          --        (12,118)          --
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (3)
   CLASS A:
   Proceeds from Shares Issued                                           33,531        2,502         20,359        1,278
   Reinvestment of Dividends and Distributions                              545           --            149           --
   Cost of Shares Redeemed                                              (10,190)         (17)        (5,319)         (31)
--------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions              23,886        2,485         15,189        1,247
--------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
     Capital Share Transactions                                          23,886        2,485         15,189        1,247
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                            24,087        2,500          3,359        1,249
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    2,500           --          1,249           --
--------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                        $26,587       $2,500       $  4,608       $1,249
--------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment
     Income) Included in Net Assets at End of Period                    $    11       $    7       $    (21)      $    1
--------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             TM CONSERVATIVE
                                                                           CONSERVATIVE STRATEGY            STRATEGY ALLOCATION
                                                                                  FUND(1)                         FUND(1)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              2005           2004            2005            2004
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                   $   675           $ 12           $ 724           $  10
   Net Realized Gain (Loss) from Affiliated Funds                               75             --             (23)             --
   Capital Gain Distributions Received from Affiliated Funds                    70             --              78              --
   Net Change in Unrealized Appreciation from Affiliated Funds                 473             18             840              11
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                1,293             30           1,619              21
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                    (677)            --            (755)             --
   Net Realized Gains:
   Class A                                                                    (168)            --            (260)             --
   Return of Capital:
   Class A (2)                                                                  --             --         (27,664)             --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                          (845)            --         (28,679)             --
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (3)
   CLASS A:
   Proceeds from Shares Issued                                              53,415          3,167          53,418           3,071
   Reinvestment of Dividends and Distributions                                 787             --             661              --
   Cost of Shares Redeemed                                                 (10,474)          (105)         (4,666)             (2)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions                 43,728          3,062          49,413           3,069
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
     Capital Share Transactions                                             43,728          3,062          49,413           3,069
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                               44,176          3,092          22,353           3,090
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                       3,092             --           3,090              --
-----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                           $47,268         $3,092        $ 25,443          $3,090
-----------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment
     Income) Included in Net Assets at End of Period                       $   12          $   12        $    (21)         $   10
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                TM MODERATE
                                                                             MODERATE STRATEGY               STRATEGY ALLOCATION
                                                                                  FUND(1)                          FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             2005            2004             2005           2004
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                  $ 2,283           $  28          $   785         $    5
   Net Realized Gain (Loss) from Affiliated Funds                             213              --              (60)            --
   Capital Gain Distributions Received from Affiliated Funds                  412              --               67             --
   Net Change in Unrealized Appreciation from Affiliated Funds              2,408              79            1,370              6
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                               5,316             107            2,162             11
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                 (2,280)             --             (811)            --
   Net Realized Gains:
   Class A                                                                   (526)             --             (325)            --
   Return of Capital:
   Class A (2)                                                                 --              --          (28,181)            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                       (2,806)             --          (29,317)            --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (3)
   CLASS A:
   Proceeds from Shares Issued                                            166,768           9,466           69,217          2,118
   Reinvestment of Dividends and Distributions                              2,773              --              744             --
   Cost of Shares Redeemed                                                (17,634)           (173)          (4,643)           (11)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions               151,907           9,293           65,318          2,107
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
     Capital Share Transactions                                           151,907           9,293           65,318          2,107
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                             154,417           9,400           38,163          2,118
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                      9,400              --            2,118             --
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                         $163,817          $9,400          $40,281         $2,118
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment
     Income) Included in Net Assets at End of Period                     $     33          $   28          $   (21)        $    5
------------------------------------------------------------------------------------------------------------------------------------

(1)  Commenced operations November 14, 2003.
(2) For more information see footnote 7 in the notes to the financial statements.
(3) For Capital Share Transactions see footnote 4 in the notes to the financial statements.
Amount designated as "--" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005
48 & 49

================================================================================


Statements of Changes in Net Assets ($ Thousands)


For the periods ended March 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         TAX-MANAGED
                                                                         AGGRESSIVE STRATEGY         AGGRESSIVE STRATEGY
                                                                               FUND(1)                     FUND(1)
--------------------------------------------------------------------------------------------------------------------------------
                                                                           2005         2004           2005         2004
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                $   988       $   11        $   339       $    5
   Net Realized Gain (Loss) from Affiliated Funds                           (89)          (1)           (40)          (4)
   Capital Gain Distributions Received from Affiliated Funds                611           --            221           --
   Net Change in Unrealized Appreciation from Affiliated Funds            2,355           49          1,134            4
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                             3,865           59          1,654            5
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                 (994)          --           (343)          --
   Net Realized Gains:
   Class A                                                                 (254)          --            (34)          --
   Return of Capital:
   Class A (2)                                                               --           --             --           --
--------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                     (1,248)          --           (377)          --
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (3)
   CLASS A:
   Proceeds from Shares Issued                                           74,114        6,793         33,792        3,184
   Reinvestment of Dividends and Distributions                            1,239           --            375           --
   Cost of Shares Redeemed                                              (11,191)        (131)        (3,977)        (525)
--------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions              64,162        6,662         30,190        2,659
--------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
     Capital Share Transactions                                          64,162        6,662         30,190        2,659
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                            66,779        6,721         31,467        2,664
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                    6,721           --          2,664           --
--------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                        $73,500       $6,721        $34,131       $2,664
--------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment
     Income) Included in Net Assets at End of Period                    $     6       $   11        $    1        $    5
--------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                              TM CORE MARKET
                                                                           CORE MARKET STRATEGY             STRATEGY ALLOCATION
                                                                                  FUND(1)                         FUND(1)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              2005           2004            2005            2004
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                  $    694         $   12        $    251            $ --
   Net Realized Gain (Loss) from Affiliated Funds                                9             (1)           (234)             --
   Capital Gain Distributions Received from Affiliated Funds                   293             --              89              --
   Net Change in Unrealized Appreciation from Affiliated Funds                 232             57             343               1
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                1,228             68             449               1
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                    (698)            --            (273)             --
   Net Realized Gains:
   Class A                                                                    (218)            --            (110)             --
   Return of Capital:
   Class A (2)                                                                  --             --         (12,226)             --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                          (916)            --         (12,609)             --
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (3)
   CLASS A:
   Proceeds from Shares Issued                                              48,368          5,920          29,699             381
   Reinvestment of Dividends and Distributions                                 916             --             155              --
   Cost of Shares Redeemed                                                 (14,861)          (121)         (4,602)             --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions                 34,423          5,799          25,252             381
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
     Capital Share Transactions                                             34,423          5,799          25,252             381
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                               34,735          5,867          13,092             382
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                       5,867             --             382              --
-----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                          $ 40,602         $5,867        $ 13,474            $382
-----------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment
     Income) Included in Net Assets at End of Period                      $      8         $   12        $    (21)           $ --
-----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               TM MARKET GROWTH
                                                                           MARKET GROWTH STRATEGY             STRATEGY ALLOCATION
                                                                                   FUND(1)                          FUND(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              2005            2004             2005           2004
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                  $  3,083         $    17         $    942        $    32
   Net Realized Gain (Loss) from Affiliated Funds                             (139)             --             (180)            --
   Capital Gain Distributions Received from Affiliated Funds                 1,602              --              421             --
   Net Change in Unrealized Appreciation from Affiliated Funds               4,309              37            2,185            102
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                8,855              54            3,368            134
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                                  (3,076)             --             (996)            --
   Net Realized Gains:
   Class A                                                                    (643)             --             (677)            --
   Return of Capital:
   Class A (2)                                                                  --              --          (15,411)            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                        (3,719)             --          (17,084)            --
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (3)
   CLASS A:
   Proceeds from Shares Issued                                             217,243          12,083           73,737         11,534
   Reinvestment of Dividends and Distributions                               3,672              --              824             --
   Cost of Shares Redeemed                                                 (29,220)           (430)         (16,688)           (60)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Class A Transactions                191,695          11,653           57,873         11,474
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from
     Capital Share Transactions                                            191,695          11,653           57,873         11,474
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                              196,831          11,707           44,157         11,608
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                                      11,707              --           11,608             --
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                                          $208,538         $11,707         $ 55,765        $11,608
------------------------------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment
     Income) Included in Net Assets at End of Period                      $     23         $    17         $    (22)       $    32
------------------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations November 14, 2003.
(2) For more information see footnote 7 in the notes to the financial statements.
(3) For Capital Share Transactions see footnote 4 in the notes to the financial statements.
Amount designated as "--" are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005
50 & 51

================================================================================


Financial Highlights


For the periods ended March 31,
For a Share Outstanding Throughout each Period

----------------------------------------------------------------------------------------------------------------------


                                Net Realized
                                         and                       Distributions
            Net Asset             Unrealized             Dividends          from         Total
               Value,        Net       Gains              from Net      Realized     Dividends    Net Asset
            Beginning Investment (Losses) on Total from Investment       Capital           and   Value, End     Total
            of Period     Income  Securities Operations     Income         Gains Distributions    of Period   Return+
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2005        $11.22     $0.27*     $ 0.02*    $ 0.29      $(0.32)       $(0.12)       $(0.44)       $11.07     2.62%
   2004         10.28      0.24*       1.01*      1.25       (0.24)        (0.07)        (0.31)        11.22    12.34
   2003         10.75      0.29       (0.41)     (0.12)      (0.31)        (0.04)        (0.35)        10.28    (1.16)
   2002         10.96      0.36       (0.03)      0.33       (0.40)        (0.14)        (0.54)        10.75     3.13
   2001         11.74      0.52       (0.41)      0.11       (0.54)        (0.35)        (0.89)        10.96     0.92
   CLASS D
   2005        $11.13     $0.15*     $ 0.03*    $ 0.18      $(0.18)       $(0.12)       $(0.30)       $11.01     1.63%
   2004         10.20      0.14*       1.00*      1.14       (0.14)        (0.07)        (0.21)        11.13    11.25
   2003         10.67      0.18       (0.41)     (0.23)      (0.20)        (0.04)        (0.24)        10.20    (2.17)
   2002         10.88      0.26       (0.04)      0.22       (0.29)        (0.14)        (0.43)        10.67     2.11
   2001         11.66      0.42       (0.42)        --       (0.43)        (0.35)        (0.78)        10.88    (0.05)
   CLASS I
   2005        $11.20     $0.24*     $ 0.03*    $ 0.27      $(0.29)       $(0.12)       $(0.41)       $11.06     2.41%
   2004         10.27      0.22*       1.00*      1.22       (0.22)        (0.07)        (0.29)        11.20    12.00
   2003 (1)     10.54      0.24       (0.25)     (0.01)      (0.22)        (0.04)        (0.26)        10.27    (0.12)

DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2005        $10.50     $0.27*     $ 0.14*    $ 0.41      $(0.31)       $(0.12)       $(0.43)       $10.48     3.93%
   2004          9.10      0.24*       1.46*      1.70       (0.23)        (0.07)        (0.30)        10.50    18.98
   2003          9.71      0.22       (0.58)     (0.36)      (0.22)        (0.03)        (0.25)         9.10    (3.65)
   2002         10.16      0.24       (0.13)      0.11       (0.26)        (0.30)        (0.56)         9.71     1.11
   2001         11.75      0.33       (1.10)     (0.77)      (0.34)        (0.48)        (0.82)        10.16    (6.95)
   CLASS D
   2005        $10.46     $0.16*     $ 0.15*    $ 0.31      $(0.18)       $(0.12)       $(0.30)       $10.47     2.96%
   2004          9.06      0.14*       1.46*      1.60       (0.13)        (0.07)        (0.20)        10.46    17.85
   2003          9.66      0.14       (0.59)     (0.45)      (0.12)        (0.03)        (0.15)         9.06    (4.61)
   2002         10.11      0.15       (0.14)      0.01       (0.16)        (0.30)        (0.46)         9.66     0.06
   2001         11.70      0.21       (1.10)     (0.89)      (0.22)        (0.48)        (0.70)        10.11    (7.91)
   CLASS I
   2005        $10.49     $0.24*     $ 0.14*    $ 0.38      $(0.28)       $(0.12)       $(0.40)       $10.47     3.62%
   2004          9.09      0.21*       1.47*      1.68       (0.21)        (0.07)        (0.28)        10.49    18.72
   2003 (1)      9.56      0.18       (0.46)     (0.28)      (0.16)        (0.03)        (0.19)         9.09    (2.93)


---------------------------------------------------------------------------
                                                       Ratio of
                                                       Expenses
                                                     to Average
                                       Ratio of Net  Net Assets
                          Ratio of Net   Investment  (Excluding
               Net Assets     Expenses       Income     Waivers  Portfolio
            End of Period   to Average   to Average   and Reim-   Turnover
            ($ Thousands) Net Assets**   Net Assets bursement)**      Rate
---------------------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2005         $ 57,892        0.12%         2.40%        0.41%        27%
   2004           56,376        0.12          2.26         0.36         23
   2003           50,717        0.12          2.79         0.36         24
   2002           47,222        0.12          3.43         0.38         40
   2001           35,729        0.12          4.68         0.40         26
   CLASS D
   2005         $ 12,177        1.12%         1.39%        1.41%        27%
   2004           13,747        1.12          1.26         1.36         23
   2003           12,847        1.12          1.78         1.36         24
   2002           12,094        1.12          2.45         1.38         40
   2001           12,104        1.12          3.68         1.40         26
   CLASS I
   2005         $  3,660        0.37%         2.16%        0.66%        27%
   2004            3,434        0.37          1.99         0.61         23
   2003 (1)        1,710        0.37          2.19         0.61         24

DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2005         $ 92,261        0.12%         2.55%        0.41%        18%
   2004           73,941        0.12          2.41         0.36         15
   2003           55,939        0.12          2.41         0.37         40
   2002           47,630        0.12          2.43         0.35         31
   2001           45,372        0.12          2.97         0.41         21
   CLASS D
   2005         $  9,062        1.12%         1.53%        1.41%        18%
   2004            9,124        1.12          1.41         1.36         15
   2003            8,053        1.12          1.39         1.37         40
   2002           11,182        1.12          1.45         1.35         31
   2001           17,386        1.12          1.97         1.41         21
   CLASS I
   2005         $  7,571        0.37%         2.31%        0.66%        18%
   2004            6,045        0.37          2.15         0.61         15
   2003 (1)        3,583        0.37          2.10         0.62         40




---------------------------------------------------------------------------
52                   SEI Asset Allocation Trust / Annual Report / March 31,

================================================================================


----------------------------------------------------------------------------------------------------------------------


                                Net Realized
                                         and                       Distributions
            Net Asset             Unrealized             Dividends          from         Total
               Value,        Net       Gains              from Net      Realized     Dividends    Net Asset
            Beginning Investment (Losses) on Total from Investment       Capital           and   Value, End     Total
            of Period     Income  Securities Operations     Income         Gains Distributions    of Period   Return+
----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2005        $11.12    $ 0.25*     $ 0.41*    $0.66       $(0.30)       $(0.56)       $(0.86)     $10.92     5.99%
   2004          8.94      0.22*       2.23*     2.45        (0.21)        (0.06)        (0.27)      11.12    27.72
   2003         10.39      0.20       (1.42)    (1.22)       (0.21)        (0.02)        (0.23)       8.94   (11.83)
   2002         10.57      0.23       (0.02)     0.21        (0.24)        (0.15)        (0.39)      10.39     2.06
   2001         13.61      0.32       (2.30)    (1.98)       (0.32)        (0.74)        (1.06)      10.57   (15.19)
   CLASS D
   2005        $11.00    $ 0.14*     $ 0.40*    $0.54       $(0.16)       $(0.56)       $(0.72)     $10.82     4.96%
   2004          8.85      0.12*       2.20*     2.32        (0.11)        (0.06)        (0.17)      11.00    26.46
   2003         10.27      0.13       (1.43)    (1.30)       (0.10)        (0.02)        (0.12)       8.85   (12.69)
   2002         10.44      0.16       (0.05)     0.11        (0.13)        (0.15)        (0.28)      10.27     1.06
   2001         13.47      0.19       (2.28)    (2.09)       (0.20)        (0.74)        (0.94)      10.44   (16.11)
   CLASS I
   2005        $11.08    $ 0.23*     $ 0.41*    $0.64       $(0.27)       $(0.56)       $(0.83)     $10.89     5.80%
   2004          8.92      0.20*       2.21*     2.41        (0.19)        (0.06)        (0.25)      11.08    27.28
   2003 (1)      9.83      0.17       (0.90)    (0.73)       (0.16)        (0.02)        (0.18)       8.92    (7.51)

DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2005        $11.91    $ 0.25*     $ 0.35*    $0.60       $(0.27)       $(0.04)       $(0.31)     $12.20     5.09%
   2004          9.68      0.20*       2.28*     2.48        (0.19)        (0.06)        (0.25)      11.91    25.88
   2003         11.21      0.18       (1.50)    (1.32)       (0.18)        (0.03)        (0.21)       9.68   (11.86)
   2002         11.75      0.20       (0.15)     0.05        (0.22)        (0.37)        (0.59)      11.21     0.43
   2001         14.47      0.28       (2.23)    (1.95)       (0.29)        (0.48)        (0.77)      11.75   (13.95)
   CLASS D
   2005        $11.84    $ 0.12*     $ 0.36*    $0.48       $(0.12)       $(0.04)       $(0.16)     $12.16     4.08%
   2004          9.63      0.10*       2.26*     2.36        (0.09)        (0.06)        (0.15)      11.84    24.57
   2003         11.14      0.09       (1.49)    (1.40)       (0.08)        (0.03)        (0.11)       9.63   (12.69)
   2002         11.68      0.10       (0.17)    (0.07)       (0.10)        (0.37)        (0.47)      11.14    (0.64)
   2001         14.38      0.15       (2.21)    (2.06)       (0.16)        (0.48)        (0.64)      11.68   (14.75)
   CLASS I
   2005        $11.90    $ 0.22*     $ 0.35*    $0.57       $(0.23)       $(0.04)       $(0.27)     $12.20     4.87%
   2004          9.67      0.18*       2.28*     2.46        (0.17)        (0.06)        (0.23)      11.90    25.61
   2003 (1)     10.70      0.15       (1.02)    (0.87)       (0.13)        (0.03)        (0.16)       9.67    (8.22)



---------------------------------------------------------------------------
                                                       Ratio of
                                                       Expenses
                                                     to Average
                                       Ratio of Net  Net Assets
                          Ratio of Net   Investment  (Excluding
               Net Assets     Expenses       Income     Waivers  Portfolio
            End of Period   to Average   to Average   and Reim-   Turnover
            ($ Thousands) Net Assets**   Net Assets bursement)**      Rate
---------------------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2005          $158,229        0.12%       2.24%       0.41%         24%
   2004           176,704        0.12        2.12        0.36          36
   2003           125,946        0.12        2.17        0.37         123
   2002           142,483        0.12        2.35        0.37          29
   2001            94,040        0.12        2.61        0.36          41
   CLASS D
   2005          $  8,347        1.12%       1.29%       1.41%         24%
   2004             8,829        1.12        1.18        1.36          36
   2003             4,969        1.12        1.16        1.37         123
   2002             6,975        1.12        1.35        1.37          29
   2001             9,213        1.12        1.64        1.36          41
   CLASS I
   2005          $ 13,973        0.37%       2.10%       0.67%         24%
   2004             8,408        0.37        1.96        0.62          36
   2003 (1)         2,222        0.37        1.74        0.62         123

DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2005          $337,643        0.12%       2.08%       0.40%         18%
   2004           200,772        0.12        1.85        0.36          17
   2003           157,985        0.12        1.79        0.38          30
   2002           165,522        0.12        1.78        0.38          22
   2001           226,820        0.12        2.15        0.38          19
   CLASS D
   2005          $ 18,569        1.12%       1.03%       1.40%         18%
   2004            20,780        1.12        0.87        1.36          17
   2003            21,649        1.12        0.78        1.38          30
   2002            29,961        1.12        0.77        1.38          22
   2001            36,637        1.12        1.17        1.38          19
   CLASS I
   2005          $ 19,137        0.37%       1.81%       0.65%         18%
   2004            10,887        0.37        1.59        0.62          17
   2003 (1)         4,858        0.37        1.42        0.63          30




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   53

================================================================================


Financial Highlights


For the periods ended March 31,
For a Share Outstanding Throughout each Period
--------------------------------------------------------------------------------


                                Net Realized
                                         and                       Distributions
            Net Asset        Net  Unrealized             Dividends          from         Total
               Value, Investment       Gains              from Net      Realized     Dividends    Net Asset
            Beginning     Income (Losses) on Total from Investment       Capital           and   Value, End     Total
            of Period     (Loss)  Securities Operations     Income         Gains Distributions    of Period   Return+
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2005        $11.63    $ 0.20*     $ 0.60*    $ 0.80     $(0.22)       $(0.20)       $(0.42)       $12.01     6.89%
   2004          8.79      0.15*       2.87*      3.02      (0.14)        (0.04)        (0.18)        11.63    34.53
   2003         11.05      0.12       (2.24)     (2.12)     (0.13)        (0.01)        (0.14)         8.79   (19.30)
   2002         11.49      0.15       (0.02)      0.13      (0.16)        (0.41)        (0.57)        11.05     1.17
   2001         15.42      0.22       (3.43)     (3.21)     (0.22)        (0.50)        (0.72)        11.49   (21.41)
   CLASS D
   2005        $11.54    $ 0.07*     $ 0.60*    $ 0.67     $(0.08)       $(0.20)       $(0.28)       $11.93     5.76%
   2004          8.73      0.05*       2.84*      2.89      (0.04)        (0.04)        (0.08)        11.54    33.18
   2003         10.97      0.03       (2.23)     (2.20)     (0.03)        (0.01)        (0.04)         8.73   (20.10)
   2002         11.41      0.03       (0.02)      0.01      (0.04)        (0.41)        (0.45)        10.97     0.09
   2001         15.31      0.08       (3.40)     (3.32)     (0.08)        (0.50)        (0.58)        11.41   (22.14)
   CLASS I
   2005        $11.62    $ 0.17*     $ 0.60*    $ 0.77     $(0.19)       $(0.20)       $(0.39)       $12.00     6.59%
   2004          8.79      0.13*       2.86*      2.99      (0.12)        (0.04)        (0.16)        11.62    34.13
   2003 (2)      9.38      0.07       (0.58)     (0.51)     (0.07)        (0.01)        (0.08)         8.79    (5.52)

DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2005        $10.52    $ 0.11*     $ 0.69*    $ 0.80     $(0.12)       $(0.04)       $(0.16)       $11.16     7.62%
   2004          7.50      0.07*       3.02*      3.09      (0.06)        (0.01)        (0.07)        10.52    41.32
   2003         10.20      0.04       (2.70)     (2.66)     (0.04)++         --         (0.04)++       7.50   (26.11)
   2002         10.58      0.04       (0.04)        --      (0.03)        (0.35)        (0.38)        10.20     0.05
   2001         16.00      0.06       (4.23)     (4.17)     (0.06)        (1.19)        (1.25)        10.58   (27.19)
   CLASS D
   2005        $10.01    $   --*     $ 0.66*    $ 0.66     $(0.06)       $(0.04)       $(0.10)       $10.57     6.57%
   2004          7.17     (0.02)*      2.88*      2.86      (0.01)        (0.01)        (0.02)        10.01    39.94
   2003          9.80        --       (2.63)     (2.63)        --            --            --          7.17   (26.84)
   2002         10.25     (0.06)      (0.04)     (0.10)        --         (0.35)        (0.35)         9.80    (1.06)
   2001         15.64     (0.04)      (4.16)     (4.20)        --         (1.19)        (1.19)        10.25   (27.91)
   CLASS I
   2005        $10.50    $ 0.10*     $ 0.67*    $ 0.77     $(0.09)       $(0.04)       $(0.13)       $11.14     7.35%
   2004          7.50      0.06*       2.99*      3.05      (0.04)        (0.01)        (0.05)        10.50    40.77
   2003 (2)      8.30        --       (0.78)     (0.78)     (0.02)           --         (0.02)         7.50    (9.41)




-----------------------------------------------------------------------------
                                                          Ratio of
                                                          Expenses
                                                        to Average
                                         Ratio of Net   Net Assets
                           Ratio of Net    Investment   (Excluding
                Net Assets     Expenses Income (Loss)      Waivers  Portfolio
             End of Period   to Average    to Average    and Reim-   Turnover
             ($ Thousands) Net Assets**    Net Assets bursement)**      Rate
-----------------------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2005          $206,579        0.12%          1.69%       0.40%         16%
   2004           171,034        0.12           1.45        0.36          32
   2003           122,522        0.12           1.31        0.38          68
   2002           148,169        0.12           1.32        0.36          31
   2001           145,719        0.12           1.53        0.38          14
   CLASS D
   2005          $ 13,309        1.12%          0.63%       1.40%         16%
   2004            17,583        1.12           0.46        1.36          32
   2003            16,932        1.12           0.30        1.38          68
   2002            21,670        1.12           0.34        1.36          31
   2001            27,351        1.12           0.55        1.38          14
   CLASS I
   2005          $ 22,177        0.37%          1.47%       0.66%         16%
   2004            14,686        0.37           1.25        0.62          32
   2003 (2)         3,859        0.37           1.04        0.63          68

DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2005          $123,048        0.12%          1.07%       0.41%         19%
   2004           123,657        0.12           0.78        0.36          58
   2003            87,359        0.12           0.48        0.38         149
   2002           115,692        0.12           0.36        0.39          36
   2001           104,455        0.12           0.46        0.36          46
   CLASS D
   2005          $  6,920        1.12%          0.05%       1.41%         19%
   2004             7,969        1.12          (0.21)       1.36          58
   2003             5,767        1.12          (0.53)       1.38         149
   2002             7,985        1.12          (0.60)       1.39          36
   2001            11,119        1.12          (0.52)       1.36          46
   CLASS I
   2005          $  8,445        0.37%          0.96%       0.66%         19%
   2004             3,177        0.37           0.58        0.61          58
   2003 (2)           978        0.37           0.01        0.63         149


--------------------------------------------------------------------------------
54                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


-----------------------------------------------------------------------------------------------------------------------------


                                 Net Realized
                                          and                       Distributions
             Net Asset        Net  Unrealized             Dividends          from                        Total
                Value, Investment       Gains              from Net      Realized        Return      Dividends    Net Asset
             Beginning     Income (Losses) on Total from Investment       Capital            of            and   Value, End
             of Period     (Loss)  Securities Operations     Income         Gains    Capital(5)  Distributions    of Period
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2005        $12.91     $ 0.10*     $0.62*     $ 0.72     $(0.11)      $(0.06)       $   --         $(0.17)        $13.46
   2004          9.48       0.09*      3.42*       3.51      (0.07)       (0.01)           --          (0.08)         12.91
   2003         12.84       0.06      (3.36)      (3.30)     (0.06)+++       --            --          (0.06)+++       9.48
   2002         13.23       0.07       0.09        0.16      (0.04)       (0.51)           --          (0.55)         12.84
   2001         18.58       0.09      (4.55)      (4.46)     (0.08)       (0.81)           --          (0.89)         13.23
   CLASS D
   2005        $12.25     $(0.03)*    $0.59*     $ 0.56     $(0.02)      $(0.06)       $   --         $(0.08)        $12.73
   2004          9.04      (0.01)*     3.23*       3.22         --        (0.01)           --          (0.01)         12.25
   2003         12.30      (0.07)     (3.19)      (3.26)        --           --            --             --           9.04
   2002         12.80      (0.08)      0.09        0.01         --        (0.51)           --          (0.51)         12.30
   2001         18.09      (0.05)     (4.43)      (4.48)        --        (0.81)           --          (0.81)         12.80
   CLASS I
   2005        $12.89     $ 0.08*     $0.61*     $ 0.69     $(0.08)      $(0.06)       $   --         $(0.14)        $13.44
   2004          9.48       0.06*      3.41*       3.47      (0.05)       (0.01)           --          (0.06)         12.89
   2003 (3)     10.03       0.02      (0.55)      (0.53)     (0.02)          --            --          (0.02)          9.48

DEFENSIVE STRATEGY FUND
   CLASS A
   2005        $10.29     $ 0.29*     $0.06*     $ 0.35     $(0.25)      $(0.05)       $   --         $(0.30)        $10.34
   2004 (4)     10.00       0.14*      0.15*       0.29         --           --            --             --          10.29
   CLASS I
   2005        $10.30     $ 0.38*     $0.08*     $ 0.46     $(0.25)      $(0.05)       $   --         $(0.30)        $10.46
   2004 (4)     10.00       0.16*      0.14*       0.30         --           --            --             --          10.30

TM DEFENSIVE STRATEGY ALLOCATION FUND
   CLASS A
   2005        $10.21     $ 0.22*     $0.04*     $ 0.26     $(0.20)      $(0.04)       $(7.36)        $(7.60)        $ 2.87
   2004 (4)     10.00       0.20*      0.01*       0.21         --           --            --             --          10.21

CONSERVATIVE STRATEGY FUND
   CLASS A
   2005        $10.43     $ 0.31*     $0.22*     $ 0.53     $(0.28)      $(0.07)       $   --         $(0.35)        $10.61
   2004 (4)     10.00       0.13*      0.30*       0.43         --           --            --             --          10.43
   CLASS I
   2005        $10.46     $ 0.37*     $0.27*     $ 0.64     $(0.28)      $(0.07)       $   --         $(0.35)        $10.75
   2004 (4)     10.00       0.16*      0.30*       0.46         --           --            --             --          10.46

TM CONSERVATIVE STRATEGY ALLOCATION FUND
   CLASS A
   2005        $10.45     $ 0.26*     $0.24*     $ 0.50     $(0.25)      $(0.07)       $(5.54)        $(5.86)        $ 5.09
   2004 (4)     10.00       0.12*      0.33*       0.45         --           --            --             --          10.45




----------------------------------------------------------------------------------------
                                                                     Ratio of
                                                                     Expenses
                                                                   to Average
                                                    Ratio of Net   Net Assets
                                      Ratio of Net    Investment   (Excluding
                           Net Assets     Expenses Income (Loss)      Waivers  Portfolio
                 Total  End of Period   to Average    to Average    and Reim-   Turnover
               Return+  ($ Thousands) Net Assets**    Net Assets bursement)**       Rate
----------------------------------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2005           5.62%     $ 89,902        0.12%         0.79%        0.41%        11%
   2004          37.24       100,571        0.12          0.79         0.36         27
   2003         (25.78)       77,148        0.12          0.57         0.38         14
   2002           1.16       110,391        0.12          0.45         0.35         35
   2001         (24.74)      104,377        0.12          0.53         0.39         19
   CLASS D
   2005           4.57%     $ 12,676        1.12%        (0.21)%       1.41%        11%
   2004          35.68        15,562        1.12         (0.11)        1.36         27
   2003         (26.50)       20,137        1.12         (0.43)        1.38         14
   2002           0.03        30,684        1.12         (0.54)        1.35         35
   2001         (25.45)       35,737        1.12         (0.43)        1.39         19
   CLASS I
   2005           5.35%     $  4,323        0.37%         0.58%        0.66%        11%
   2004          36.76         2,251        0.37          0.51         0.61         27
   2003 (3)      (5.25)          698        0.37          0.05         0.63         14

DEFENSIVE STRATEGY FUND
   CLASS A
   2005           3.44%     $ 26,587        0.10%         2.78%        0.49%        52%
   2004 (4)       2.90         2,500        0.10          3.78         4.04          1
   CLASS I
   2005           4.51%(6)  $     --        0.10%         2.78%        0.49%        52%
   2004 (4)       3.00            --        0.10          3.78         4.04          1

TM DEFENSIVE STRATEGY ALLOCATION FUND
   CLASS A
   2005           3.09%     $  4,608        0.10%         2.14%        0.59%       212%
   2004 (4)       2.10         1,249        0.10          5.38         8.27          5

CONSERVATIVE STRATEGY FUND
   CLASS A
   2005           5.12%     $ 47,268        0.10%         2.97%        0.46%        49%
   2004 (4)       4.30         3,092        0.10          3.44         2.69          4
   CLASS I
   2005           6.17%(6)  $     --        0.10%         2.97%        0.46%        49%
   2004 (4)       4.60            --        0.10          3.44         2.69          4

TM CONSERVATIVE STRATEGY ALLOCATION FUND
   CLASS A
   2005           5.18%     $ 25,443        0.10%         2.48%        0.45%       167%
   2004 (4)       4.50         3,090        0.10          3.03         2.27         --


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   55

================================================================================



Financial Highlights


For the periods ended March 31,
For a Share Outstanding Throughout each Period

------------------------------------------------------------------------------------------------------------------------------------


                                Net Realized
                                         and                       Distributions
            Net Asset             Unrealized             Dividends          from                     Total
               Value,        Net       Gains              from Net      Realized      Return     Dividends    Net Asset
            Beginning Investment (Losses) on Total from Investment       Capital          of           and   Value, End     Total
            of Period     Income  Securities Operations     Income         Gains Capital (5) Distributions    of Period   Return+
------------------------------------------------------------------------------------------------------------------------------------
MODERATE STRATEGY FUND
   CLASS A
   2005        $10.69     $0.34*      $0.33*      $0.67     $(0.28)     $(0.05)       $   --       $(0.33)      $11.03      6.32%
   2004 (4)     10.00      0.14*       0.55*       0.69         --          --            --          --         10.69      6.90
   CLASS I
   2005        $10.73     $0.42*      $0.36*      $0.78     $(0.28)     $(0.05)       $   --       $(0.33)      $11.18      7.34%(6)
   2004 (4)     10.00      0.15*       0.58*       0.73         --          --            --          --         10.73      7.30

TM MODERATE STRATEGY ALLOCATION FUND
   CLASS A
   2005        $10.58     $0.26*      $0.29*      $0.55     $(0.23)     $(0.07)       $(4.56)      $(4.86)      $ 6.27      5.61%
   2004 (4)     10.00      0.15*       0.43*       0.58         --          --            --          --         10.58      5.80

AGGRESSIVE STRATEGY FUND
   CLASS A
   2005        $10.89     $0.30*      $0.56*      $0.86     $(0.24)     $(0.06)       $   --       $(0.30)      $11.45      7.87%
   2004 (4)     10.00      0.09*       0.80*       0.89         --          --            --          --         10.89      8.90
   CLASS I
   2005        $10.87     $0.17*      $0.62*      $0.79     $(0.24)     $(0.06)       $   --       $(0.30)      $11.36      7.24%
   2004 (4)     10.00      0.18*       0.69*       0.87         --          --            --          --         10.87      8.70

TAX-MANAGED AGGRESSIVE STRATEGY FUND
   CLASS A
   2005        $10.89     $0.24*      $0.62*      $0.86     $(0.19)     $(0.02)       $   --       $(0.21)      $11.54      7.90%
   2004 (4)     10.00      0.06*       0.83*       0.89         --          --            --          --         10.89      8.90

CORE MARKET STRATEGY FUND
   CLASS A
   2005        $10.60     $0.33*      $0.16*      $0.49     $(0.28)     $(0.08)       $   --       $(0.36)      $10.73      4.66%
   2004 (4)     10.00      0.11*       0.49*       0.60         --          --            --          --         10.60      6.00
   CLASS I
   2005        $10.62     $0.43*      $0.19*      $0.62     $(0.28)     $(0.08)       $   --       $(0.36)      $10.88      5.89%(6)
   2004 (4)     10.00      0.16*       0.46*       0.62         --          --            --          --         10.62      6.20

TM CORE MARKET STRATEGY ALLOCATION FUND
   CLASS A
   2005        $10.54     $0.28*      $0.23*      $0.51     $(0.21)     $(0.05)       $(5.13)      $(5.39)      $ 5.66      5.53%
   2004 (4)     10.00      0.90*      (0.36)*      0.54         --          --            --          --         10.54      5.40




-----------------------------------------------------------------------------
                                                        Ratio of
                                                        Expenses
                                                      to Average
                                        Ratio of Net  Net Assets
                           Ratio of Net   Investment  (Excluding
                Net Assets     Expenses       Income     Waivers  Portfolio
             End of Period   to Average   to Average   and Reim-   Turnover
             ($ Thousands) Net Assets**   Net Assets bursement)**      Rate
-----------------------------------------------------------------------------
MODERATE STRATEGY FUND
   CLASS A
   2005          $163,817         0.10%        3.06%       0.41%        27%
   2004 (4)         9,400         0.10         3.54        1.64          4
   CLASS I
   2005          $     --         0.10%        3.06%       0.41%        27%
   2004 (4)            --         0.10         3.54        1.64          4

TM MODERATE STRATEGY ALLOCATION FUND
   CLASS A
   2005          $ 40,281         0.10%        2.39%       0.43%       137%
   2004 (4)         2,118         0.10         3.94        4.71          1

AGGRESSIVE STRATEGY FUND
   CLASS A
   2005          $ 73,500         0.10%        2.66%       0.43%        13%
   2004 (4)         6,721         0.10         2.18        2.24          2
   CLASS I
   2005          $     --         0.10%        2.66%       0.43%        13%
   2004 (4)            --         0.10         2.18        2.24          2

TAX-MANAGED AGGRESSIVE STRATEGY FUND
   CLASS A
   2005          $ 34,131         0.10%        2.11%       0.50%        18%
   2004 (4)         2,664         0.10         1.39        2.16         44

CORE MARKET STRATEGY FUND
   CLASS A
   2005          $ 40,602         0.10%        3.09%       0.46%        55%
   2004 (4)         5,867         0.10         2.87        2.54          6
   CLASS I
   2005          $     --         0.10%        3.09%       0.46%        55%
   2004 (4)            --         0.10         2.87        2.54          6

TM CORE MARKET STRATEGY ALLOCATION FUND
   CLASS A
   2005          $ 13,474         0.10%        2.61%       0.57%       159%
   2004 (4)           382         0.10        23.19       64.00         --



--------------------------------------------------------------------------------
56                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================



----------------------------------------------------------------------------------------------------------------------------------



                                Net Realized                       Distributions
            Net Asset                    and             Dividends          from                     Total
               Value,        Net  Unrealized              from Net      Realized      Return     Dividends    Net Asset
            Beginning Investment    Gains on Total from Investment       Capital          of           and   Value, End     Total
            of Period     Income  Securities Operations     Income         Gains Capital (5) Distributions    of Period   Return+
----------------------------------------------------------------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
   CLASS A
   2005        $10.63     $0.33*      $0.36*      $0.69    $(0.25)       $(0.05)     $   --        $(0.30)       $11.02      6.50%
   2004 (4)     10.00      0.08*       0.55*       0.63        --            --          --           --          10.63      6.30
   CLASS I
   2005        $10.58     $0.15*      $0.41*      $0.56    $(0.25)       $(0.05)     $   --        $(0.30)       $10.84      5.29%
   2004 (4)     10.00      0.17*       0.41*       0.58        --            --          --           --          10.58      5.80

TM MARKET GROWTH STRATEGY ALLOCATION FUND
   CLASS A
   2005        $10.66     $0.24*      $0.41*      $0.65    $(0.23)       $(0.11)     $(2.38)       $(2.72)       $ 8.59      6.42%
   2004 (4)     10.00      0.06*       0.60*       0.66        --            --          --           --          10.66      6.60



-----------------------------------------------------------------------------
                                                         Ratio of
                                                         Expenses
                                                       to Average
                                         Ratio of Net  Net Assets
                            Ratio of Net   Investment  (Excluding
                 Net Assets     Expenses       Income     Waivers  Portfolio
              End of Period   to Average   to Average   and Reim-   Turnover
              ($ Thousands) Net Assets**   Net Assets bursement)**      Rate
-----------------------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
   CLASS A
   2005           $208,538         0.10%        2.98%      0.40%         8%
   2004 (4)         11,707         0.10         2.02       1.55         13
   CLASS I
   2005           $     --         0.10%        2.98%      0.40%         8%
   2004 (4)             --         0.10         2.02       1.55         13

TM MARKET GROWTH STRATEGY ALLOCATION FUND
   CLASS A
   2005           $ 55,765         0.10%        2.25%      0.43%        71%
   2004 (4)         11,608         0.10         1.48       0.87          1

(1) Commenced operations June 28, 2002. All ratios have been annualized. Total return has not been annualized.
(2) Commenced operations July 31, 2002. All ratios have been annualized. Total return has not been annualized.
(3) Commenced operations September 4, 2002. All ratios have been annualized. Total return has not been annualized.
(4) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.
(5)  For more information see footnote 7 in the notes to financial statements.
(6) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.
+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
++   Includes a tax return of capital of $(0.003).
+++  Includes a tax return of capital of $(0.007).
*    Per share calculations were performed using average shares.
** The expense ratios do not include expenses of the underlying affiliated investment companies.

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   57

================================================================================


Notes to Financial Statements

March 31, 2005

1. ORGANIZATION
SEI Asset Allocation Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as an open-end investment company with nineteen diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, TM Defensive Strategy Allocation Fund (formerly Tax-Managed Defensive Strategy Fund), Conservative Strategy Fund, TM Conservative Strategy Allocation Fund (formerly Tax-Managed Conservative Strategy Fund), Moderate Strategy Fund, TM Moderate Strategy Allocation Fund (formerly Tax-Managed Moderate Strategy Fund), Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, TM Core Market Strategy Allocation Fund (formerly Tax-Managed Core Market Strategy Fund), Market Growth Strategy Fund and TM Market Growth Strategy Allocation Fund (formerly Tax-Managed Market Growth Strategy Fund), (each a "Fund", collectively the "Funds"). Each Fund offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately-managed series of the following investment companies: SEI Institutional Managed Trust, SEI Daily Income Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares. Defensive Strategy Fund, TM Defensive Strategy Allocation Fund, Conservative Strategy Fund, TM Conservative Strategy Allocation Fund, Moderate Strategy Fund, TM Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Allocation Fund, Core Market Strategy Fund, TM Core Market Strategy Allocation Fund, Market Growth Strategy Fund and TM Market Growth Strategy Allocation Fund offer Class A Shares and Class I Shares (formerly Class D Shares). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets. Expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

OFFERING COSTS -- The Trust has borne all costs in connection with the initial organization of new funds, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. Offering costs, which include the costs of printing initial prospectuses and registration fees, of the Defensive Strategy Fund, TM Defensive Strategy Allocation Fund, Conservative Strategy Fund, TM Conservative Strategy Allocation Fund, Moderate Strategy Fund, TM Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, TM Core Market Strategy Allocation Fund, Market Growth Strategy Fund and TM Market Growth Strategy Allocation Fund which commenced operations on November 14, 2003, are being amortized to expense over twelve months. The costs have been fully amortized as of November 14, 2004.


3. TRANSACTIONS WITH AFFILIATES
SEI Investments Fund Management (the "Administrator") provides the Trust with administrative services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of






--------------------------------------------------------------------------------
58                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the Administrator at any time at its sole discretion. Extraordinary expenses are not included within this expense cap. Therefore, during the year expenses related to a proxy conducted by the Trust were charged to the Funds above the cap. The following are the voluntary expense limitations:

---------------------------------------------------------------------
                                 Class A    Class D    Class I
---------------------------------------------------------------------
Diversified Conservative
  Income Fund                       0.12%      1.12%      0.37%

Diversified Conservative Fund       0.12%      1.12%      0.37%

Diversified Global Moderate
  Growth Fund                       0.12%      1.12%      0.37%

Diversified Moderate Growth Fund    0.12%      1.12%      0.37%

Diversified Global Growth Fund      0.12%      1.12%      0.37%

Diversified Global Stock Fund       0.12%      1.12%      0.37%

Diversified U.S. Stock Fund         0.12%      1.12%      0.37%

Defensive Strategy Fund             0.10%        --       0.35%

TM Defensive Strategy
  Allocation Fund                   0.10%        --         --

Conservative Strategy Fund          0.10%        --       0.35%

TM Conservative Strategy
  Allocation Fund                   0.10%        --         --

Moderate Strategy Fund              0.10%        --       0.35%

TM Moderate Strategy
  Allocation Fund                   0.10%        --         --

Aggressive Strategy Fund            0.10%        --       0.35%

Tax-Managed Aggressive
  Strategy Fund                     0.10%        --         --

Core Market Strategy Fund           0.10%        --       0.35%

TM Core Market Strategy
  Allocation Fund                   0.10%        --         --

Market Growth Strategy Fund         0.10%        --       0.35%

TM Market Growth Strategy
  Allocation Fund                   0.10%        --         --

SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

-------------------------------------------------------------------------
                              Shareholder Administrative
                                Servicing      Servicing   Distribution
                                     Fees           Fees          Fees*
-------------------------------------------------------------------------
Diversified Conservative Income Fund
   Class D                          0.25%           --          0.75%
   Class I                            --          0.25%           --
Diversified Conservative Fund
   Class D                          0.25%           --          0.75%
   Class I                           --           0.25%           --
Diversified Global Moderate Growth Fund
   Class D                          0.25%           --          0.75%
   Class I                            --          0.25%           --
Diversified Moderate Growth Fund
   Class D                          0.25%           --          0.75%
   Class I                            --          0.25%           --
Diversified Global Growth Fund
   Class D                          0.25%           --          0.75%
   Class I                            --          0.25%           --
Diversified Global Stock Fund
   Class D                          0.25%           --          0.75%
   Class I                            --          0.25%           --
Diversified U.S. Stock Fund
   Class D                          0.25%           --          0.75%
   Class I                            --          0.25%           --
Defensive Strategy Fund
   Class I                            --          0.25%           --
Conservative Strategy Fund
   Class I                            --          0.25%           --
Moderate Strategy Fund
   Class I                            --          0.25%           --
Aggressive Strategy Fund
   Class I                            --          0.25%           --
Core Market Strategy Fund
   Class I                            --          0.25%           --
Market Growth Strategy Fund
   Class I                            --          0.25%           --

   * These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.


The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for Class D of each fund since inception of the plan. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the year ended March 31, 2005.

Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

SEI Investments Management Corporation ("SIMC") serves as investment advisor (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund's average daily net assets.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   59

================================================================================

March 31, 2005



4. CAPITAL SHARE TRANSACTIONS
Capital Share Transactions for the funds were as follows (Thousands):

For the years ended March 31,

-----------------------------------------------------------------------------------------------------------------------------
                                    DIVERSIFIED             DIVERSIFIED         DIVERSIFIED GLOBAL           DIVERSIFIED
                                CONSERVATIVE INCOME         CONSERVATIVE          MODERATE GROWTH          MODERATE GROWTH
                                        FUND                    FUND                   FUND                     FUND
-----------------------------------------------------------------------------------------------------------------------------
                                 2005        2004         2005        2004        2005       2004         2005         2004
-----------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued              2,149        1,655       4,059        2,367       4,313     10,031       17,603       4,607
     Shares Issued in Lieu
       of Cash Distributions      207          143         341          192       1,071        427          683         358
     Shares Redeemed           (2,153)      (1,706)     (2,640)      (1,667)     (6,787)    (8,647)      (7,471)     (4,421)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions     203           92       1,760          892      (1,403)     1,811       10,815         544
-----------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                119          290         168          275         135        332          247         426
     Shares Issued in Lieu
       of Cash Distributions       28           22          24           16          45         10           20          23
     Shares Redeemed             (277)        (336)       (198)        (308)       (211)      (100)        (495)       (942)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions    (130)         (24)         (6)         (17)        (31)       242         (228)       (493)
-----------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                110          203         387          334         828        547          990         485
     Shares Issued in Lieu
       of Cash Distributions       11            5          26           12          79         10           30          13
     Shares Redeemed              (97)         (68)       (267)        (163)       (383)       (47)        (366)        (85)
-----------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions      24          140         146          183         524        510          654         413
-----------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
       Capital Shares              97          208       1,900        1,058        (910)     2,563       11,241         464
-----------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
60                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================

Capital Share Transactions for the funds were as follows (Thousands):

For the years or periods ended March 31,

---------------------------------------------------------------------------------------------------------------------------
                                                 DIVERSIFIED                  DIVERSIFIED                DIVERSIFIED
                                                GLOBAL GROWTH                GLOBAL STOCK                U.S. STOCK
                                                    FUND                         FUND                       FUND
---------------------------------------------------------------------------------------------------------------------------
                                             2005          2004          2005          2004          2005           2004
---------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                          6,207         8,155          3,193        11,108         1,548         3,501
     Shares Issued in Lieu
       of Cash Distributions                  560           234            158            86            90            62
     Shares Redeemed                       (4,263)       (7,630)        (4,079)      (11,085)       (2,752)       (3,905)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions               2,504           759           (728)          109        (1,114)         (342)
---------------------------------------------------------------------------------------------------------------------------
   CLASS D:
     Shares Issued                            208           653            138           261           173           356
     Shares Issued in Lieu
       of Cash Distributions                   24            14              6             2             6             2
     Shares Redeemed                         (640)       (1,083)          (285)         (271)         (455)       (1,315)
---------------------------------------------------------------------------------------------------------------------------
   Total Class D Transactions                (408)         (416)          (141)           (8)         (276)         (957)
---------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued                            832           876            544           198           200           119
     Shares Issued in Lieu
       of Cash Distributions                   49            13              7             2             2             1
     Shares Redeemed                         (297)          (64)           (96)          (27)          (55)          (19)
---------------------------------------------------------------------------------------------------------------------------
   Total Class I Transactions                 584           825            455           173           147           101
---------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
     Capital Shares                         2,680         1,168           (414)          274        (1,243)       (1,198)
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                             TM DEFENSIVE
                                              DEFENSIVE STRATEGY          STRATEGY ALLOCATION        CONSERVATIVE STRATEGY
                                                    FUND(1)                     FUND(1)                     FUND(1)
---------------------------------------------------------------------------------------------------------------------------
                                             2005          2004          2005          2004          2005           2004
---------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                          3,257           245          1,990           125        5,084            306
     Shares Issued in Lieu
       of Cash Distributions                   53            --             14            --           74             --
     Shares Redeemed                         (983)           (2)          (519)           (3)      (1,001)           (10)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions               2,327           243          1,485           122        4,157            296
---------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued in Lieu of Cash
       Distributions                           --            --             --            --           --             --
---------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares               2,327           243          1,485           122        4,157            296
---------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations November 14, 2003.

Amounts designated as "--" are zero or have been rounded to zero.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   61

================================================================================

March 31, 2005



4. CAPITAL SHARE TRANSACTIONS (CONCLUDED)
Capital Share Transactions for the funds were as follows (Thousands):

For the periods ended March 31,

---------------------------------------------------------------------------------------------------------------------------
                                               TM CONSERVATIVE                                            TM MODERATE
                                              STRATEGY ALLOCATION          MODERATE STRATEGY           STRATEGY ALLOCATION
                                                    FUND(1)                     FUND(1)                      FUND(1)
---------------------------------------------------------------------------------------------------------------------------
                                             2005          2004          2005          2004          2005           2004
---------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                          5,078            296        15,349           896        6,580            201
     Shares Issued in Lieu
       of Cash Distributions                   62             --           251            --           69             --
     Shares Redeemed                         (439)            --        (1,624)          (16)        (429)            (1)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions               4,701            296        13,976           880        6,220            200
---------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued in Lieu of Cash
       Distributions                           --             --            --            --           --             --
---------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares               4,701            296        13,976           880        6,220            200
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                                              TAX-MANAGED
                                              AGGRESSIVE STRATEGY         AGGRESSIVE STRATEGY         CORE MARKET STRATEGY
                                                    FUND(1)                     FUND(1)                      FUND(1)
---------------------------------------------------------------------------------------------------------------------------
                                             2005          2004          2005          2004          2005           2004
---------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                          6,729            629         3,051           293        4,565            565
     Shares Issued in Lieu
       of Cash Distributions                  107             --            32            --           86             --
     Shares Redeemed                       (1,033)           (12)         (369)          (48)      (1,419)           (12)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions               5,803            617         2,714           245        3,232            553
---------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued in Lieu of Cash
       Distributions                           --             --            --            --           --             --
---------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares               5,803            617         2,714           245        3,232            553
---------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
                                                TM CORE MARKET                                          TM MARKET GROWTH
                                              STRATEGY ALLOCATION            MARKET GROWTH            STRATEGY ALLOCATION
                                                    FUND(1)                STRATEGY FUND(1)                  FUND(1)
---------------------------------------------------------------------------------------------------------------------------
                                             2005          2004          2005          2004          2005           2004
---------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   CLASS A:
     Shares Issued                          2,772             36        20,191         1,141        6,890          1,094
     Shares Issued in Lieu
       of Cash Distributions                   14             --           332            --           75             --
     Shares Redeemed                         (439)            --        (2,695)          (40)      (1,561)            (6)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions               2,347             36        17,828         1,101        5,404          1,088
---------------------------------------------------------------------------------------------------------------------------
   CLASS I:
     Shares Issued in Lieu of Cash
       Distributions                           --             --            --            --           --             --
---------------------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares               2,347             36        17,828         1,101        5,404          1,088
---------------------------------------------------------------------------------------------------------------------------

(1) Commenced operations November 14, 2003.
Amounts designated as "--" are zero or have been rounded to zero.



--------------------------------------------------------------------------------
62                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities during the year ended March 31, 2005, were as follows ($ Thousands):

--------------------------------------------------------------
                                                       Total
--------------------------------------------------------------
Diversified Conservative Income Fund
PURCHASES                                            $16,503
SALES                                                 15,953
Diversified Conservative Fund
PURCHASES                                             36,414
SALES                                                 18,251
Diversified Global Moderate Growth Fund
PURCHASES                                             43,233
SALES                                                 62,185
Diversified Moderate Growth Fund
PURCHASES                                            191,875
SALES                                                 59,805
Diversified Global Growth Fund
PURCHASES                                             61,641
SALES                                                 34,539
Diversified Global Stock Fund
PURCHASES                                             24,932
SALES                                                 29,163
Diversified U.S. Stock Fund
PURCHASES                                             12,289
SALES                                                 28,150
Defensive Strategy Fund
PURCHASES                                             32,407
SALES                                                  8,211
TM Defensive Strategy Allocation Fund
PURCHASES                                             20,476
SALES                                                 17,603
Conservative Strategy Fund
PURCHASES                                             55,029
SALES                                                 11,326
TM Conservative Strategy Allocation Fund
PURCHASES                                             64,528
SALES                                                 44,305
Moderate Strategy Fund
PURCHASES                                            171,777
SALES                                                 20,031
TM Moderate Strategy Allocation Fund
PURCHASES                                             77,158
SALES                                                 42,028
Aggressive Strategy Fund
PURCHASES                                             69,056
SALES                                                  4,821
Tax-Managed Aggressive Strategy Fund
PURCHASES                                             33,189
SALES                                                  2,898
Core Market Strategy Fund
PURCHASES                                             46,679
SALES                                                 12,227
TM Core Market Strategy Allocation Fund
PURCHASES                                             26,716
SALES                                                 14,071
Market Growth Strategy Fund
PURCHASES                                            203,560
SALES                                                  8,149
TM Market Growth Strategy Allocation Fund
PURCHASES                                             69,124
SALES                                                 28,724

6. FEDERAL TAX INFORMATION
It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute substantially all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets - The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences, primarily attributable to the classification of short-term capital gains as ordinary income for tax purposes and return of capital, have been reclassified to/from the following accounts as of March 31, 2005 ($ Thousands):


---------------------------------------------------------------
                         Undistributed  Accumulated
                        Net Investment     Realized   Paid-in-
                         Income (Loss)  Gain (Loss)    Capital
                                 (000)        (000)      (000)
---------------------------------------------------------------
Diversified Conservative
   Income Fund                   $  (1)     $   1    $    --
Diversified Conservative Fund       10        (10)        --
Diversified Moderate Growth Fund    (1)         1         --
Diversified Global Growth Fund       5         (5)        --
Defensive Strategy Fund              4         (4)        --
TM Defensive Strategy
   Allocation Fund              11,847         83    (11,930)
Conservative Strategy Fund           2         (2)        --
TM Conservative Strategy
   Allocation Fund              27,664        199    (27,863)
Moderate Strategy Fund               2         (2)        --
TM Moderate Strategy
   Allocation Fund              28,181        312    (28,493)
Aggressive Strategy Fund             1         (1)        --
TM Core Market Strategy
   Allocation Fund              12,227        249    (12,476)
Market Growth Strategy Fund         (1)         1         --
TM Market Growth Strategy
   Allocation Fund              15,411        325    (15,736)




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   63

================================================================================

March 31, 2005


The tax character of dividends and distributions paid during the years ended March 31, 2005 and March 31, 2004 were as follows
($ Thousands):

---------------------------------------------------------------------------------------------------------------------------------
                                              Ordinary               Long-term               Return
                                               Income              Capital Gain            of Capital                Totals
                                           2005       2004        2005        2004       2005        2004        2005       2004
---------------------------------------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund      $2,421    $1,916      $  374         $--    $    --         $--     $ 2,795     $1,916
Diversified Conservative Fund              3,301     2,285         831          --         --          --       4,132      2,285
Diversified Global Moderate Growth Fund    8,132     4,619       5,098          --         --          --      13,230      4,619
Diversified Moderate Growth Fund           8,959     4,548          --          --         --          --       8,959      4,548
Diversified Global Growth Fund             5,758     2,824       1,935          --         --          --       7,693      2,824
Diversified Global Stock Fund              1,917       857          --          --         --          --       1,917        857
Diversified U.S. Stock Fund                1,361       757          --          --         --          --       1,361        757
Defensive Strategy Fund                      549        --          --          --         --          --         549         --
TM Defensive Strategy Allocation Fund        269        --           2          --     11,847          --      12,118         --
Conservative Strategy Fund                   845        --          --          --         --          --         845         --
TM Conservative Strategy Allocation Fund   1,003        --          12          --     27,664          --      28,679         --
Moderate Strategy Fund                     2,806        --          --          --         --          --       2,806         --
TM Moderate Strategy Allocation Fund       1,113        --          23          --     28,181          --      29,317         --
Aggressive Strategy Fund                   1,248        --          --          --         --          --       1,248         --
Tax-Managed Aggressive Strategy Fund         377        --          --          --         --          --         377         --
Core Market Strategy Fund                    916        --          --          --         --          --         916         --
TM Core Market Strategy Allocation Fund      304        --          78          --     12,227          --      12,609         --
Market Growth Strategy Fund                3,719        --          --          --         --          --       3,719         --
TM Market Growth Strategy Allocation Fund  1,304        --         369          --     15,411          --      17,084         --

As of March 31, 2005, the components of Distributable Earnings/ (Accumulated Losses) on a tax basis were as follows ($ Thousands):


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               Total
                                                                                                                       Distributable
                                   Undistributed Undistributed                                   Other     Unrealized      Earnings/
                                        Ordinary     Long-Term  Capital Loss  Post-October   Temporary   Appreciation   (Accumulated
                                          Income  Capital Gain Carryforwards       Losses  Differences (Depreciation)        Losses)
------------------------------------------------------------------------------------------------------------------------------------
Diversified Conservative Income Fund        $ 13        $   --       $   --         $(29)         $ --      $   (230)      $   (246)
Diversified Conservative Fund                 28           487           --           --            --          (284)           231
Diversified Global Moderate Growth Fund       53           648           --           --            --        (3,941)        (3,240)
Diversified Moderate Growth Fund              41            --       (3,402)          --            --       (11,037)       (14,398)
Diversified Global Growth Fund                16         1,094           --           --            --       (12,947)       (11,837)
Diversified Global Stock Fund                 --            --         (545)          --            --       (24,550)       (25,095)
Diversified U.S. Stock Fund                   --            --       (2,040)          --            --       (25,426)       (27,466)
Defensive Strategy Fund                       32            13           --           --           (20)          191            216
TM Defensive Strategy Allocation Fund         --            --           --           --           (23)          125            102
Conservative Strategy Fund                    33            16           --           --           (21)          450            478
TM Conservative Strategy Allocation Fund      --            --           --           --           (22)          846            824
Moderate Strategy Fund                        53           140           --           --           (21)        2,445          2,617
TM Moderate Strategy Allocation Fund          --            --           --           --           (21)        1,370          1,349
Aggressive Strategy Fund                      26           359           --           --           (21)        2,312          2,676
Tax-Managed Aggressive Strategy Fund          26           187           --           --           (21)        1,090          1,282
Core Market Strategy Fund                    138           184           --           --           (21)           79            380
TM Core Market Strategy Allocation Fund       --            --           --           --           (22)          339            317
Market Growth Strategy Fund                   44           966           --           --           (21)        4,201          5,190
TM Market Growth Strategy Allocation Fund     --            --           --           --           (21)        2,175          2,154


--------------------------------------------------------------------------------
64                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================



Post-October losses represent losses realized on investment transactions from November 1, 2004 through March 31, 2005 that, in accordance with Federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.


The Funds had capital loss carryforwards at March 31, 2005 as follows ($ Thousands):

-------------------------------------------------------------
                                           Years
                                        Expiring     Amounts
-------------------------------------------------------------
Diversified Moderate Growth Fund           2011      $3,402

Diversified Global Stock Fund              2011         545

Diversified U.S. Stock Fund                2012       1,630
                                           2010         410
                                                      -----
                                                      2,040

For Federal income tax purposes, the capital loss carryforwards may be carried forward for a maximum of eight years to offset any net realized capital gains.

During the year ended March 31, 2005, the Diversified Moderate Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund utilized capital loss carryforwards of $6,349,333, $3,156,712 and $1,177,519, respectively.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2005, were as follows ($Thousands):

------------------------------------------------------------------------------
                                                                         Net
                                                                  Unrealized
                              Federal Appreciated Depreciated   Appreciation
                             Tax Cost  Securities  Securities (Depreciation)
------------------------------------------------------------------------------
Diversified Conservative
   Income Fund               $ 73,989    $ 1,428    $ (1,658)     $   (230)
Diversified Conservative
   Fund                       109,227      4,207      (4,491)         (284)
 Diversified Global Moderate
   Growth Fund                185,010      8,646     (12,587)       (3,941)
Diversified Moderate
   Growth Fund                386,733     10,344     (21,381)      (11,037)
Diversified Global
   Growth Fund                255,778     11,954     (24,901)      (12,947)
Diversified Global
   Stock Fund                 163,522      6,062     (30,612)      (24,550)
Diversified U.S.
   Stock Fund                 132,535      4,512     (29,938)      (25,426)
Defensive Strategy Fund        26,273        325        (134)          191


---------------------------------------------------------------------------
                                                                       Net
                                                                Unrealized
                           Federal  Appreciated Depreciated   Appreciation
                          Tax Cost   Securities  Securities (Depreciation)
---------------------------------------------------------------------------
TM Defensive Strategy
   Allocation Fund         $ 4,485       $  154     $  (29)         $  125
Conservative Strategy Fund  46,771          742       (292)            450
TM Conservative Strategy
   Allocation Fund          24,601          989       (143)            846
Moderate Strategy Fund     160,770        3,703     (1,258)          2,445
TM Moderate Strategy
   Allocation Fund          38,864        1,537       (167)          1,370
Aggressive Strategy Fund    70,916        3,000       (688)          2,312
Tax-Managed Aggressive
   Strategy Fund            33,044        1,297       (207)          1,090
Core Market Strategy Fund   40,524          659       (580)             79
TM Core Market Strategy
   Allocation Fund          13,135          422        (83)            339
Market Growth Strategy
   Fund                    204,146        6,305     (2,104)          4,201
TM Market Growth Strategy
   Allocation Fund          53,624        2,435       (260)          2,175


7. IN-KIND DISTRIBUTION

During a review of year-end tax information, it was determined that certain distributions of interest income derived from underlying municipal bond funds were classified as taxable interest income when distributed to shareholders of the TM Defensive Strategy Allocation, TM Conservative Strategy Allocation, TM Moderate Strategy Allocation, TM Core Market Strategy Allocation and TM Market Growth Strategy Allocation Funds (the "TM Strategy Allocation Funds"). It was determined that under the current tax code, the fund-of-funds structure caused distributions of interest income from underlying municipal bond funds lose their tax-exempt character when the TM Strategy Allocation Funds distributed that income to their shareholders. The tax characteristics would be preserved, however, if the shareholders held the municipal bond funds directly rather than through a fund of funds. As a result, the Funds' Board of Trustees decided to distribute shares of the underlying municipal bond funds held in the TM Strategy Allocation Funds to shareholders in the form of an in-kind distribution. This option had the benefit of enabling shareholders to hold interests in the municipal bond funds directly, thereby being able to take advantage of the tax-exempt character of the interest distributed by those funds, while also preserving for such investors the original investment strategy they sought to achieve within the TM Strategy Allocation Funds.





--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   65

================================================================================


NOTES TO FINANCIAL STATEMENTS (Concluded)

March 31, 2005


On March 29, 2005 each TM Strategy Allocation Funds recorded an in-kind dividend equal to the fair market value of the municipal bond funds held by the Funds. The tax character of this in-kind distribution is presented below (000):

----------------------------------------------------------------------------------------------------------
                                                           Realized        Return of        Total
                                                Income        Gains          Capital        Value
----------------------------------------------------------------------------------------------------------
TM Defensive Strategy Allocation Fund            $104          $  1          $11,847      $11,952
TM Conservative Strategy Allocation Fund          319            12           27,664       27,995
TM Moderate Strategy Allocation Fund              330            23           28,181       28,534
TM Core Market Strategy Allocation                146            78           12,227       12,451
TM Market Growth Strategy Allocation Fund         481           369           15,411       16,261


SEI has made certain payments to shareholders of the Funds related to this matter. These payments were made from SEI's own assets and had no impact on the assets of the Funds.


8. GUARANTEES
In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty of the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.


9. CONCENTRATION/RISK
The Funds' Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.


10. OTHER
SIMC is the sole shareholder of Class I Shares of Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund, and Market Growth Strategy Fund.


11. SUBSEQUENT EVENT
On May 6, 2005, the TM Defensive Strategy Allocation Fund, TM Conservative Strategy Allocation Fund, TM Moderate Strategy Allocation Fund, TM Core Market Strategy Allocation Fund and TM Market Growth Strategy Allocation Fund declared a reverse share split in order to bring the NAV of each Fund above $10 per share. The details of the reverse share split are as follows:

---------------------------------------------------------
                                                 Split
                                                 Ratio
---------------------------------------------------------
TM Defensive Strategy Allocation Fund          1 for 4
TM Conservative Strategy Allocation Fund       1 for 2
TM Moderate Strategy Allocation Fund           1 for 2
TM Core Market Strategy Allocation Fund        1 for 2
TM Market Growth Strategy Allocation Fund      2 for 3




--------------------------------------------------------------------------------
66                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2005


Report of Independent Registered Public Accounting Firm


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF SEI ASSET ALLOCATION TRUST


In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, TM Defensive Strategy Allocation Fund, Conservative Strategy Fund, TM Conservative Strategy Allocation Fund, Moderate Strategy Fund, TM Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, TM Core Market Strategy Allocation Fund, Market Growth Strategy Fund, and TM Market Growth Strategy Allocation Fund (constituting SEI Asset Allocation Trust, hereafter referred to as the "Trust") at March 31, 2005, and the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
May 6, 2005



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   67

================================================================================

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)

The following chart lists Trustees and Officers as of May 26, 2005.

Set forth below are the names, ages, position with the Trust, length of term of office, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                       NUMBER OF
                                      OFFICE                                       PORTFOLIOS
                                        AND                 PRINCIPAL                IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)              COMPLEX        OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST              OVERSEEN              HELD BY
   AND AGE            TRUSTS          SERVED 1             FIVE YEARS              BY TRUSTEE 2           TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher     Chairman       since 1982       Currently performs various        70          Trustee of The Advisors' Inner
One Freedom           of the                         services on behalf of SEI                     Circle Fund, The Advisors'
Valley Drive,        Board of                        Investments for which Mr.                     Inner Circle Fund II, Bishop
Oaks, PA 19456       Trustees*                       Nesher is compensated.                        Street Funds, The MDL Funds;
58 yrs. old                                                                                        Director of SEI Global
                                                                                                   Master Fund, plc, SEI Global
                                                                                                   Assets Fund, plc, SEI Global
                                                                                                   Investments Fund, plc, SEI
                                                                                                   Investments Global, Limited,
                                                                                                   SEI Investments -- Global Fund
                                                                                                   Services, Limited, SEI
                                                                                                   Investments (Europe), Limited,
                                                                                                   SEI Investments -- Unit Trust
                                                                                                   Management (UK), Limited, SEI
                                                                                                   Global Nominee Ltd., SEI
                                                                                                   Absolute Return Master Fund,
                                                                                                   L.P., SEI Absolute Return
                                                                                                   Fund, L.P., SEI Opportunity
                                                                                                   Master Fund, L.P., and SEI
                                                                                                   Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran     Trustee*       since 1982       Self-employed consultant since    70          Trustee of The Advisors' Inner
1701 Market Street                                   2003. Partner, Morgan, Lewis &                Circle Fund, The Advisors'
Philadelphia, PA                                     Bockius LLP (law firm) from 1976              Inner Circle Fund II, The MDL
19103                                                to 2003, counsel to the Trust,                Funds, Director of SEI
65 yrs. old                                          SEI Investments, SIMC, the                    Investments since 1974.
                                                     Administrator and the Distributor.            Director of the Distributor
                                                     Secretary of SEI Investments                  since 2003. Director of SEI
                                                     since 1978.                                   Investments -- Global Fund
                                                                                                   Services, Limited, SEI
                                                                                                   Investments Global, Limited,
                                                                                                   SEI Investments (Europe),
                                                                                                   Limited, SEI Investments
                                                                                                   (Asia), Limited and SEI Asset
                                                                                                   Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES
--------
F. Wendell Gooch     Trustee        since 1982       Retired                           70          Trustee of STI Classic Funds
One Freedom                                                                                        and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
72 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey      Trustee        since 1994       Attorney, solo practitioner since 70          Trustee of The Advisors' Inner
One Freedom                                          1994. Partner, Dechert Price                  Circle Fund, The Advisors'
Valley Drive,                                        & Rhoads, September 1987-                     Inner Circle Fund II, The MDL
Oaks, PA 19456                                       December 1993.                                Funds, Massachusetts Health
74 yrs. old                                                                                        and Education Tax-Exempt Trust
                                                                                                   and U.S. Charitable
                                                                                                   Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED TO BE "INTERESTED"
 PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUSTS' DISTRIBUTOR.

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
  ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST,
  SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEIINSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.



--------------------------------------------------------------------------------
68                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                          NUMBER OF
                                        OFFICE                                          PORTFOLIOS
                                          AND                 PRINCIPAL                   IN FUND
     NAME             POSITION(S)      LENGTH OF            OCCUPATION(S)                 COMPLEX         OTHER DIRECTORSHIPS
   ADDRESS,            HELD WITH         TIME                DURING PAST                 OVERSEEN               HELD BY
   AND AGE              TRUSTS          SERVED 1             FIVE YEARS                 BY TRUSTEE 2            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------
George J. Sullivan, Jr. Trustee      since 1996       Self-Employed Consultant, Newfound    70         Trustee of The Advisors'
One Freedom                                           Consultants Inc. since April 1997.               Inner Circle Fund, The
Valley Drive                                                                                           Advisors' Inner Circle Fund
Oaks, PA 19456                                                                                         II, The MDL Funds, State
62 yrs. old                                                                                            Street Navigator Securities
                                                                                                       Lending Trust, SEI Absolute
                                                                                                       Return Master Fund, L.P., SEI
                                                                                                       Absolute Return Fund, L.P.,
                                                                                                       SEI Opportunity Master Fund,
                                                                                                       L.P., and SEI Opportunity
                                                                                                       Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco      Trustee      since 1999       Director, Governor's Office of        70         Director, Sonoco, Inc.;
One Freedom                                           Health Care Reform, Commonwealth of              Director, Exelon Corporation;
Valley Drive                                          Pennsylvania since 2003. Founder and             Trustee, Pennsylvania Real
Oaks, PA 19456                                        Principal, Grecoventures Ltd. from               Estate Investment Trust.
59 yrs. old                                           1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy            Trustee      since 2003       Managing Partner, Cue Capital since   70         SEI Absolute Return Master
One Freedom                                           March 2002, Managing Partner and                 Fund, L.P., SEI Absolute
Valley Drive,                                         Head of Sales, Investorforce, March              Return Fund, L.P., SEI
Oaks, PA 19456                                        2000-December 2001; Global Partner               Opportunity Master Fund,
47 yrs. old                                           working for the CEO, Invesco Capital,            L.P., and SEI Opportunity
                                                      January 1998-January 2000. Head of               Fund, L.P.
                                                      Sales and Client Services,
                                                      Chancellor Capital and later LGT
                                                      Asset Management, 1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams       Trustee      since 2004       Vice President and Chief Investment   70                 N/A
One Freedom                                           Officer, J. Paul Getty Trust, Non-
Valley Drive,                                         Profit Foundation for Visual Arts,
Oaks, PA 19456                                        since December 2002. President, Harbor
57 yrs. old                                           Capital Advisors and Harbor Mutual
                                                      Funds, 2000-2002. Manager, Pension
                                                      Asset Management, Ford Motor Company,
                                                      1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Edward D. Loughlin     President     since 1982       Executive Vice President, Enterprise  N/A                N/A
One Freedom              & CEO                        Division of SEI Investments since
Valley Drive,                                         1993. Director and President of SIMC
Oaks, PA 19456                                        since 2004. Chief Executive Officer
54 yrs. old                                           of the Administrator and Director of
                                                      the Distributor since 2003. Executive
                                                      Vice President of SIMC, 1999-2004.
                                                      Executive Vice President of the
                                                      Administrator, 1994-2003.
------------------------------------------------------------------------------------------------------------------------------------
Peter (Pedro) A.    Controller and   since 2003       Director, Fund Accounting and         N/A                N/A
Rodriguez                Chief                        Administration, SEI Investments
One Freedom            Financial                      Global Funds Services since September
Valley Drive,           Officer                       2002 (and 1997-2002); Vice President,
Oaks, PA 19456                                        Fund Administration, BlackRock
43 yrs. old                                           Financial Management, April 2002 to
                                                      September 2002.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto        Vice         since 2002       General Counsel and Secretary of SIMC N/A                N/A
One Freedom           President                       and the Administrator since 2004.
Valley Drive             and                          Vice President and Assistant Secretary
Oaks, PA 19456        Secretary                       of SEI Investments since 2001. Vice
37 yrs. old                                           President of SIMC and the Administrator
                                                      since 1999. Assistant Secretary of SIMC,
                                                      the Administrator and the Distributor and
                                                      Vice President of the Distributor, 1999-2003.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   69

================================================================================

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED) (CONCLUDED)

---------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                             NUMBER OF
                                      OFFICE                                             PORTFOLIOS
                                        AND                 PRINCIPAL                      IN FUND
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                    COMPLEX      OTHER DIRECTORSHIPS
   ADDRESS,          HELD WITH         TIME                DURING PAST                    OVERSEEN            HELD BY
   AND AGE            TRUSTS          SERVED 1             FIVE YEARS                    BY TRUSTEE 2         TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
-------------------
Sofia A. Rosala        Vice         since 2004       Compliance Officer of SEI Investments   N/A                N/A
One Freedom         President                        since September 2001. Account and
Valley Drive            and                          Product Consultant, SEI Private Trust
Oaks, PA 19456      Assistant                        Company, 1998-2001.
31 yrs. old          Secretary
---------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson    Vice         since 2004       Joined SEI Investments in August 2004.  N/A                N/A
One Freedom         President                        General Counsel, Citco Mutual Fund
Valley Drive            and                          Services, 2003-2004. Vice President
Oaks, PA 19456      Assistant                        and Associate Counsel, Oppenheimer
41 yrs. old          Secretary                       Funds, 2001-2003. Vice President and
                                                     Assistant Counsel, Oppenheimer Funds,
                                                     1997-2001.
---------------------------------------------------------------------------------------------------------------------------
John J. McCue          Vice         since 2004       Director of Portfolio Implementations   N/A                N/A
One Freedom         President                        for SIMC since 1995. Managing Director
Valley Drive                                         of Money Market Investments for
Oaks, PA 19456                                       SIMC since 2003.
42 yrs. old
---------------------------------------------------------------------------------------------------------------------------
Thomas D. Jones, III   Chief        since 2004       Chief Compliance Officer and Assistant  N/A                N/A
One Freedom         Compliance                       Secretary of SIMC since March
Valley Drive          Officer                        2004. First Vice President, Merrill
Oaks, PA 19456                                       Lynch Investment Managers
40 yrs. old                                          (Americas) from 2003-2004. Director,
                                                     Merrill Lynch Investment Managers
                                                     (Americas), 2001-2002. Vice President,
                                                     Merrill Lynch Investment Managers
                                                     (Americas), 1998-2000.
---------------------------------------------------------------------------------------------------------------------------
James Ndiaye           Vice         since 2005       Joined SEI Investments in October       N/A                N/A
One Freedom         President                        2004. Vice President, Deutsche
Valley Drive            and                          Asset Management (2003-2004).
Oaks, PA 19456      Assistant                        Associate, Morgan, Lewis & Bockius LLP
36 yrs. old          Secretary                       (2000-2003). Assistant Vice President,
                                                     ING Variable Annuities Group (1999-2000).
---------------------------------------------------------------------------------------------------------------------------
Michael T. Pang        Vice         since 2005       Joined SEI Investments in January 2005. N/A                N/A
One Freedom         President                        Counsel, Caledonian Bank & Trust's
Valley Drive            and                          Mutual Funds Group (2004). Counsel,
Oaks, PA 19456      Assistant                        Permal Asset Management (2001-2004).
32 yrs. old          Secretary                       Associate, Schulte, Roth & Zabel's
                                                     Investment Management Group
                                                     (2000-2001). Staff Attorney, U.S. SEC's
                                                     Division of Enforcement, Northeast
                                                     Regional Office (1997-2000).
---------------------------------------------------------------------------------------------------------------------------
Nicole Alexander    Anti-Money      since 2005       Joined SEI Investments in January 2005. N/A                N/A
One Freedom         Laundering                       Compliance Analyst, TD Waterhouse
Valley Drive        Compliance                       (2004). Senior Compliance Analyst,
Oaks, PA 19456        Officer                        UBS Financial Services (2002-2004).
27 yrs. old                                          Knowledge Management Analyst,
                                                     PriceWaterhouseCoopers Consulting
                                                     (2000-2002).
---------------------------------------------------------------------------------------------------------------------------

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
  ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST,
  SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEIINSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.



--------------------------------------------------------------------------------
70                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2005


Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include among others costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses that you paid over that period Simply divide your ending starting account value by $1,000 to arrive at the ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period".

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result of your Fund in the "Expenses Paid During Period" column with the those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                  BEGINNING     ENDING              EXPENSES
                    ACCOUNT     ACCOUNT  ANNUALIZED   PAID
                     VALUE       VALUE     EXPENSE   DURING
                    9/30/04     3/31/05    RATIOS    PERIOD*
-----------------------------------------------------------------
DIVERSIFIED CONSERVATIVE INCOME FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,020.60        0.13%    $0.65
Class D            1,000.00   1,016.90        1.12      5.63
Class I            1,000.00   1,019.70        0.38      1.91
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.28        0.13%    $0.66
Class D            1,000.00   1,019.35        1.12      5.64
Class I            1,000.00   1,023.04        0.38      1.92

-----------------------------------------------------------------
DIVERSIFIED CONSERVATIVE FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,035.70        0.13%    $0.66
Class D            1,000.00   1,031.20        1.12      5.67
Class I            1,000.00   1,034.90        0.38      1.93
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.28        0.13%    $0.66
Class D            1,000.00   1,019.35        1.12      5.64
Class I            1,000.00   1,023.04        0.38      1.92

-----------------------------------------------------------------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,059.10        0.13%    $0.67
Class D            1,000.00   1,053.20        1.12      5.73
Class I            1,000.00   1,057.40        0.38      1.95
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.28        0.13%    $0.66
Class D            1,000.00   1,019.35        1.12      5.64
Class I            1,000.00   1,023.04        0.38      1.92


                  BEGINNING     ENDING              EXPENSES
                    ACCOUNT     ACCOUNT  ANNUALIZED   PAID
                     VALUE       VALUE     EXPENSE   DURING
                    9/30/04     3/31/05    RATIOS    PERIOD*
-----------------------------------------------------------------
DIVERSIFIED MODERATE GROWTH FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,051.40        0.13%    $0.66
Class D            1,000.00   1,046.50        1.12      5.71
Class I            1,000.00   1,050.40        0.38      1.94
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.28        0.13%    $0.66
Class D            1,000.00   1,019.35        1.12      5.64
Class I            1,000.00   1,023.04        0.38      1.92

-----------------------------------------------------------------
DIVERSIFIED GLOBAL GROWTH FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,072.10        0.13%    $0.67
Class D            1,000.00   1,065.90        1.12      5.77
Class I            1,000.00   1,070.30        0.38      1.96
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.28        0.13%    $0.66
Class D            1,000.00   1,019.35        1.12      5.64
Class I            1,000.00   1,023.04        0.38      1.92

-----------------------------------------------------------------
DIVERSIFIED GLOBAL STOCK FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,085.60        0.13%    $0.68
Class D            1,000.00   1,080.80        1.12      5.81
Class I            1,000.00   1,084.00        0.38      1.97
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.28        0.13%    $0.66
Class D            1,000.00   1,019.35        1.12      5.64
Class I            1,000.00   1,023.04        0.38      1.92




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   71

================================================================================

SEI ASSET ALLOCATION TRUST -- MARCH 31, 2005

Disclosure of Fund Expenses (Unaudited) (Concluded)

                  BEGINNING     ENDING              EXPENSES
                    ACCOUNT     ACCOUNT  ANNUALIZED   PAID
                     VALUE       VALUE     EXPENSE   DURING
                    9/30/04     3/31/05    RATIOS    PERIOD*
-----------------------------------------------------------------
DIVERSIFIED U.S. STOCK FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,065.10        0.13%    $0.67
Class D            1,000.00   1,059.60        1.12      5.75
Class I            1,000.00   1,063.50        0.38      1.95
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.28        0.13%    $0.66
Class D            1,000.00   1,019.35        1.12      5.64
Class I            1,000.00   1,023.04        0.38      1.92

-----------------------------------------------------------------
DEFENSIVE STRATEGY FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,020.90        0.10%    $0.50
Class I            1,000.00   1,025.60        0.10      0.51
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.43        0.10%    $0.50
Class I            1,000.00   1,024.43        0.10      0.50

-----------------------------------------------------------------
TM DEFENSIVE STRATEGY ALLOCATION FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,021.10        0.10%    $0.50
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.43        0.10%    $0.50

-----------------------------------------------------------------
CONSERVATIVE STRATEGY FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,034.40        0.10%    $0.51
Class I            1,000.00   1,038.90        0.10      0.51
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.43        0.10%    $0.50
Class I            1,000.00   1,024.43        0.10      0.50

-----------------------------------------------------------------
TM CONSERVATIVE STRATEGY ALLOCATION FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,034.90        0.10%    $0.51
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.43        0.10%    $0.50

-----------------------------------------------------------------
MODERATE STRATEGY FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,047.60        0.10%    $0.51
Class I            1,000.00   1,051.80        0.10      0.51
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.43        0.10%    $0.50
Class I            1,000.00   1,024.43        0.10      0.50

-----------------------------------------------------------------
TM MODERATE STRATEGY ALLOCATION FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,045.00        0.10%    $0.51
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.43        0.10%    $0.50


                  BEGINNING     ENDING              EXPENSES
                    ACCOUNT     ACCOUNT  ANNUALIZED   PAID
                     VALUE       VALUE     EXPENSE   DURING
                    9/30/04     3/31/05    RATIOS    PERIOD*
-----------------------------------------------------------------
AGGRESSIVE STRATEGY FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,080.90        0.10%    $0.52
Class I            1,000.00   1,077.50        0.10      0.52
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.43        0.10%    $0.50
Class I            1,000.00   1,024.43        0.10      0.50

-----------------------------------------------------------------
TAX-MANAGED AGGRESSIVE STRATEGY FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,087.60        0.10%    $0.52
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.43        0.10%    $0.50

-----------------------------------------------------------------
CORE MARKET STRATEGY FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,043.30        0.10%    $0.51
Class I            1,000.00   1,048.70        0.10      0.51
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.43        0.10%    $0.50
Class I            1,000.00   1,024.43        0.10      0.50

-----------------------------------------------------------------
TM CORE MARKET STRATEGY ALLOCATION FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,046.00        0.10%    $0.51
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.43        0.10%    $0.50

-----------------------------------------------------------------
MARKET GROWTH STRATEGY FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,061.70        0.10%    $0.51
Class I            1,000.00   1,056.60        0.10      0.51
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.43        0.10%    $0.50
Class I            1,000.00   1,024.43        0.10      0.50

-----------------------------------------------------------------
TM MARKET GROWTH STRATEGY ALLOCATION FUND
-----------------------------------------------------------------
ACTUAL FUND RETURN
Class A           $1,000.00  $1,064.30        0.10%    $0.51
HYPOTHETICAL 5% RETURN
Class A           $1,000.00  $1,024.43        0.10%    $0.50





*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE
 AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).
--------------------------------------------------------------------------------
72                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


Board of Trustees Considerations in Approving the
Advisory Agreement (Unaudited)


The SEI Asset Allocation Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage a portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the sub-advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The sub-advisers also are responsible for managing their employees who provide services to these Funds. The sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the sub-advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Board of Trustees calls and holds a meeting each year that is dedicated to considering whether to renew the Advisory Agreement between the Trust and SIMC with respect to existing Funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by SIMC, including information about SIMC's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel regarding the responsibilities of Trustees for the approval of the investment advisory contract. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC.

Specifically, the Board requested and received written materials from SIMC about: (a) the quality of SIMC's investment management and other services; (b) SIMC's investment management personnel; (c) SIMC's operations and financial condition; (d) SIMC's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC charges a Fund compared with the fees SIMC charges to comparable mutual funds or accounts (if any); (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's profitability from its Fund related operations; (h) SIMC's compliance systems; (i) SIMC's policies on and compliance procedures for personal securities transactions; (j) SIMC's reputation, expertise and resources in domestic financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the March 9, 2005 meeting of the Board of Trustees, the Trustees, including a majority of Independent Trustees, approved the Advisory Agreement and approved the selection of SIMC as investment adviser to the Funds. This approval was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

         o the nature, extent and quality of the services provided to the Funds under the Advisory Agreement, including the resources of SIMC and its affiliates dedicated to the Funds;

         o each Fund's investment performance and how it compared to that of other comparable mutual funds;

         o each Fund's expenses under the Advisory Agreement, how those expenses compared to those of other comparable mutual funds;

         o the profitability of SIMC and its affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and its affiliates; and

         o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Advisory Agreement reflect those economies of scale for the benefit of Fund investors.



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   73

================================================================================

NOTES TO FINANCIAL STATEMENTS

Board of Trustees Considerations in Approving the
Advisory Agreement (Unaudited) (Concluded)

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC to the Funds and the resources of SIMC and its affiliates dedicated to the Funds supported renewal of the Advisory Agreement.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Advisory Agreement. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Advisory Agreement.

FUND EXPENSES. With respect to the Funds' expenses under the Advisory Agreement, the Trustees considered the rate of compensation called for by the Advisory Agreement and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees to prevent total Fund expenses from exceeding a specified cap and that SIMC, through waivers, has maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Advisory Agreement.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and its affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Advisory Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of is full deliberations; the profitability of SIMC is reasonable and supported renewal of the Advisory Agreement.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds' shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

In the course of their deliberations, the Trustees did not identify any particular information that was all important or controlling. Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement and concluded that the compensation under the Advisory Agreement is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.



--------------------------------------------------------------------------------
74                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================

Notice to Shareholders (Unaudited)

For shareholders that do not have a March 31, 2005 taxable year end, this notice is for informational purposes only. For shareholders with a March 31, 2005 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended March 31, 2005 the Funds of the SEI Asset Allocation Trust are designating the following items with regard to distributions paid during the year.

                                           (A)           (B)                             (D)
                                        LONG TERM     ORDINARY         (C)      DIVIDENDS QUALIFYING     (E)        (F)
                                      CAPITAL GAINS    INCOME         TOTAL        FOR CORPORATE     QUALIFYING     U.S.
                                      DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DIVIDENDS RECEIVABLE  DIVIDEND   GOVERNMENT
FUND                                   (TAX BASIS)   (TAX BASIS)   (TAX BASIS)      DEDUCTION(1)      INCOME(2)  INTEREST(3)
Diversified Conservative Income Fund       13%           87%          100%               14%             10%         3%
Diversified Conservative Fund              20%           80%          100%               15%             15%         3%
Diversified Global Moderate Growth Fund    39%           61%          100%               20%             20%         1%
Diversified Moderate Growth Fund            0%          100%          100%               22%             29%         3%
Diversified Global Growth Fund             25%           75%          100%               26%             35%         1%
Diversified Global Stock Fund               0%          100%          100%               48%             71%         0%
Diversified U.S. Stock Fund                 0%          100%          100%               66%             79%         0%
Defensive Strategy Fund                     0%          100%          100%                4%              3%         2%
TM Defensive Strategy Allocation Fund       1%           99%          100%               11%              6%         0%
Conservative Strategy Fund                  0%          100%          100%                6%              5%         2%
TM Conservative Strategy Allocation Fund    1%           99%          100%               15%             10%         0%
Moderate Strategy Fund                      0%          100%          100%                8%             10%         1%
TM Moderate Strategy Allocation Fund        2%           98%          100%               11%             21%         0%
Aggressive Strategy Fund                    0%          100%          100%               17%             26%         0%
Tax-Managed Aggressive Strategy Fund        0%          100%          100%               53%             37%         0%
Core Market Strategy Fund                   0%          100%          100%                7%              9%         2%
TM Core Market Strategy Allocation Fund    22%           78%          100%               17%             19%         0%
Market Growth Strategy Fund                 0%          100%          100%               13%             19%         1%
TM Market Growth Strategy Allocation Fund  26%           74%          100%               29%             26%         0%

(1) Qualifying dividends represent dividends which qualify for the Corporate dividends received deduction.

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as required by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the Fund to designate the maximum amount permitted by the law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

Items (A), (B) and (C) are based on the percentage of the Fund's total distribution.

Item (D), (E) and (F) are based on a percentage of ordinary income distribution of each Fund.


--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   75

================================================================================

Shareholder Voting Results (Unaudited)

At a special meeting held on March 29, 2005, the shareholders of SEI Asset Allocation Trust's Tax-Managed Defensive Strategy Fund, Tax-Managed Conservative Strategy Fund, Tax-Managed Moderate Strategy Fund, Tax-Managed Core Market Strategy Fund and Tax-Managed Market Growth Strategy Fund voted on the proposals listed below. The results of the voting were as follows:

PROPOSAL 1: To approve a change in the investment objective of the Tax-Managed Defensive Strategy Fund.

TAX-MANAGED DEFENSIVE STRATEGY FUND
Affirmative                871,228.000                        52.598%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                      871,228.000                        52.598%                          100.000%

PROPOSAL 2: To approve a change in the investment objective of the Tax-Managed
Conservative Strategy Fund.

TAX-MANAGED CONSERVATIVE STRATEGY FUND

Affirmative              3,280,500.000                        65.625%                           99.558%
Against                     14,558.000                          .291%                             .442%
Abstain                           .000                          .000%                             .000%

TOTAL                    3,295,058.000                        65.916%                          100.000%

PROPOSAL 3: To approve a change in the investment objective of the Tax-Managed
Moderate Strategy Fund.

TAX-MANAGED MODERATE STRATEGY FUND

Affirmative              3,777,728.000                        61.352%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                    3,777,728.000                        61.352%                          100.000%

PROPOSAL 4: To approve a change in the investment objective of the Tax-Managed
Core Market Strategy Fund.

TAX-MANAGED CORE MARKET STRATEGY FUND


Affirmative             1,253,025.000                         53.092%                          100.000%
Against                          .000                           .000%                             .000%
Abstain                          .000                           .000%                             .000%

TOTAL                   1,253,025.000                         53.092%                          100.000%

PROPOSAL 5: To approve a change in the investment objective of the Tax-Managed
Market Growth Strategy Fund.

TAX-MANAGED MARKET GROWTH STRATEGY FUND

Affirmative              4,921,708.000                        75.705%                           99.818%
Against                      8,975.000                          .138%                             .182%
Abstain                           .000                          .000%                             .000%

TOTAL                    4,930,683.000                        75.843%                          100.000%




--------------------------------------------------------------------------------
76                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================

At a special meeting held on October 27, 2004, the shareholders of the SEI Asset Allocation Trust voted on the proposals listed below. The results of the voting were as follows:

PROPOSAL 1:       To elect Trustees of the Trust

                                                              % OF
                            NUMBER OF                     OUTSTANDING                     % OF SHARES
                             SHARES                          SHARES                          PRESENT
                         ---------------                 --------------                 ----------------
Rosemarie B. Greco

Affirmative             75,089,478.537                        55.429%                           98.987%
Withhold                   768,665.734                          .568%                            1.013%

TOTAL                   75,858,144.271                        55.997%                          100.000%

Nina Lesavoy

Affirmative             75,175,015.537                        55.493%                           99.099%
Withhold                   683,128.734                          .504%                             .901%

TOTAL                   75,858,144.271                        55.997%                          100.000%

James M. Williams

Affirmative             75,175,015.537                        55.493%                           99.099%
Withhold                   683,128.734                          .504%                             .901%

TOTAL                   75,858,144.271                        55.997%                          100.000%

With respect to the next proposal, quorum had been reached for all Funds except the Diversified Conservative and Diversified Moderate Growth Funds. The meeting was adjourned for those funds.

PROPOSAL 2: To approve eliminating or reclassifying certain fundamental policies and restrictions for all Funds.

DIVERSIFIED CONSERVATIVE INCOME FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities
Affirmative              3,820,589.148                        56.978%                           93.549%
Against                     16,740.000                          .250%                             .410%
Abstain                     97,676.575                         1.457%                            2.392%
Broker Non-votes           149,044.000                         2.223%                            3.649%

TOTAL                    4,084,049.723                        60.907%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              3,820,589.148                        56.978%                           93.549%
Against                     16,740.000                          .250%                             .410%
Abstain                     97,676.575                         1.457%                            2.392%
Broker Non-votes           149,044.000                         2.223%                            3.649%

TOTAL                    4,084,049.723                        60.907%                          100.000%



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   77

================================================================================

                                                              % OF
                            NUMBER OF                     OUTSTANDING                     % OF SHARES
                             SHARES                          SHARES                          PRESENT
                         ---------------                 --------------                 ----------------
4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              3,820,139.604                        56.971%                           93.538%
Against                     17,189.544                          .257%                             .421%
Abstain                     97,676.575                         1.457%                            2.392%
Broker Non-votes           149,044.000                         2.223%                            3.649%

TOTAL                    4,084,049.723                        60.907%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              3,820,589.148                        56.978%                           93.549%
Against                     16,740.000                          .250%                             .410%
Abstain                     97,676.575                         1.457%                            2.392%
Broker Non-votes           149,044.000                         2.223%                            3.649%

TOTAL                    4,084,049.723                        60.907%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              3,820,139.604                        56.971%                           93.538%
Against                     17,189.544                          .257%                             .421%
Abstain                     97,676.575                         1.457%                            2.392%
Broker Non-votes           149,044.000                         2.223%                            3.649%

TOTAL                    4,084,049.723                        60.907%                          100.000%



DIVERSIFIED GLOBAL MODERATE GROWTH FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              9,282,858.460                        52.509%                           98.887%
Against                     17,996.000                          .102%                             .192%
Abstain                     65,607.294                          .371%                             .699%
Broker Non-votes            20,851.000                          .118%                             .222%

TOTAL                    9,387,312.754                        53.100%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              9,282,858.460                        52.509%                           98.887%
Against                     17,996.000                          .102%                             .192%
Abstain                     65,607.294                          .371%                             .699%
Broker Non-votes            20,851.000                          .118%                             .222%

TOTAL                    9,387,312.754                        53.100%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              9,278,535.610                        52.484%                           98.841%
Against                     22,318.850                          .127%                             .238%
Abstain                     65,607.294                          .371%                             .699%
Broker Non-votes            20,851.000                          .118%                             .222%

TOTAL                    9,387,312.754                        53.100%                          100.000%



--------------------------------------------------------------------------------
78                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================

                                                              % OF
                            NUMBER OF                     OUTSTANDING                     % OF SHARES
                             SHARES                          SHARES                          PRESENT
                         ---------------                 --------------                 ----------------
4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              9,282,858.460                        52.509%                           98.887%
Against                     82,038.000                          .464%                             .874%
Abstain                      1,565.294                          .009%                             .017%
Broker Non-votes            20,851.000                          .118%                             .222%

TOTAL                    9,387,312.754                        53.100%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              9,278,535.610                        52.484%                           98.841%
Against                     86,360.850                          .489%                             .920%
Abstain                      1,565.294                          .009%                             .017%
Broker Non-votes            20,851.000                          .118%                             .222%

TOTAL                    9,387,312.754                        53.100%                          100.000%

DIVERSIFIED GLOBAL GROWTH FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative             10,147,937.606                        53.881%                           97.014%
Against                     81,664.000                          .434%                             .780%
Abstain                    111,865.510                          .594%                            1.070%
Broker Non-votes           118,847.000                          .631%                            1.136%

TOTAL                   10,460,314.116                        55.540%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             10,144,203.606                        53.861%                           96.978%
Against                     85,398.000                          .454%                             .816%
Abstain                    111,865.510                          .594%                            1.070%
Broker Non-votes           118,847.000                          .631%                            1.136%

TOTAL                   10,460,314.116                        55.540%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             10,158,553.652                        53.938%                           97.115%
Against                     71,047.954                          .377%                             .679%
Abstain                    111,865.510                          .594%                            1.070%
Broker Non-votes           118,847.000                          .631%                            1.136%

TOTAL                   10,460,314.116                        55.540%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative             10,147,937.606                        53.881%                           97.014%
Against                     81,664.000                          .434%                             .780%
Abstain                    111,865.510                          .594%                            1.070%
Broker Non-votes           118,847.000                          .631%                            1.136%

TOTAL                   10,460,314.116                        55.540%                          100.000%



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   79

================================================================================

                                                              % OF
                            NUMBER OF                     OUTSTANDING                     % OF SHARES
                             SHARES                          SHARES                          PRESENT
                         ---------------                 --------------                 ----------------
4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             10,154,819.652                        53.918%                           97.079%
Against                     74,781.954                          .397%                             .715%
Abstain                    111,865.510                          .594%                            1.069%
Broker Non-votes           118,847.000                          .631%                            1.136%

TOTAL                   10,460,314.116                        55.540%                          100.000%

DIVERSIFIED GLOBAL STOCK FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              8,289,215.074                        65.384%                           98.132%
Against                     23,445.000                          .185%                             .278%
Abstain                     52,814.734                          .416%                             .625%
Broker Non-votes            81,507.000                          .643%                             .965%

TOTAL                    8,446,981.808                        66.628%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              8,289,215.074                        65.384%                           98.132%
Against                     23,445.000                          .185%                             .278%
Abstain                     52,814.734                          .416%                             .625%
Broker Non-votes            81,507.000                          .643%                             .965%

TOTAL                    8,446,981.808                        66.628%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              8,302,979.074                        65.492%                           98.295%
Against                      9,681.000                          .077%                             .115%
Abstain                     52,814.734                          .416%                             .625%
Broker Non-votes            81,507.000                          .643%                             .965%

TOTAL                    8,446,981.808                        66.628%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              8,302,876.074                        65.491%                           98.294%
Against                      9,681.000                          .077%                             .115%
Abstain                     52,917.734                          .417%                             .626%
Broker Non-votes            81,507.000                          .643%                             .965%

TOTAL                    8,446,981.808                        66.628%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              8,302,876.074                        65.491%                           98.294%
Against                      9,784.000                          .078%                             .116%
Abstain                     52,814.734                          .416%                             .625%
Broker Non-votes            81,507.000                          .643%                             .965%

TOTAL                    8,446,981.808                        66.628%                          100.000%




--------------------------------------------------------------------------------
80                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================

                                                              % OF
                            NUMBER OF                     OUTSTANDING                     % OF SHARES
                             SHARES                          SHARES                          PRESENT
                         ---------------                 --------------                 ----------------
DIVERSIFIED U.S. STOCK FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              5,172,620.581                        60.272%                           96.390%
Against                      7,059.000                          .082%                             .132%
Abstain                     47,038.807                          .548%                             .876%
Broker Non-votes           139,616.000                         1.627%                            2.602%

TOTAL                    5,366,334.388                        62.529%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              5,172,620.581                        60.272%                           96.390%
Against                      7,059.000                          .082%                             .132%
Abstain                     47,038.807                          .548%                             .876%
Broker Non-votes           139,616.000                         1.627%                            2.602%

TOTAL                    5,366,334.388                        62.529%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              5,171,506.393                        60.259%                           96.369%
Against                      8,173.188                          .095%                             .153%
Abstain                     47,038.807                          .548%                             .876%
Broker Non-votes           139,616.000                         1.627%                            2.602%

TOTAL                    5,366,334.388                        62.529%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              5,172,620.581                        60.272%                           96.390%
Against                      7,059.000                          .082%                             .132%
Abstain                     47,038.807                          .548%                             .876%
Broker Non-votes           139,616.000                         1.627%                            2.602%

TOTAL                    5,366,334.388                        62.529%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              5,171,506.393                        60.259%                           96.369%
Against                      8,173.188                          .095%                             .153%
Abstain                     47,038.807                          .548%                             .876%
Broker Non-votes           139,616.000                         1.627%                            2.602%

TOTAL                    5,366,334.388                        62.529%                          100.000%

DEFENSIVE STRATEGY FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              1,146,495.000                        80.075%                           97.436%
Against                           .000                          .000%                             .000%
Abstain                     30,167.000                         2.107%                            2.564%


TOTAL                    1,176,662.000                        82.182%                          100.000%



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   81

================================================================================

                                                              % OF
                            NUMBER OF                     OUTSTANDING                     % OF SHARES
                             SHARES                          SHARES                          PRESENT
                         ---------------                 --------------                 ----------------
4(d) Fundamental Policy Regarding Lending

Affirmative              1,146,495.000                        80.075%                           97.436%
Against                           .000                          .000%                             .000%
Abstain                     30,167.000                         2.107%                            2.564%

TOTAL                    1,176,662.000                        82.182%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              1,146,495.000                        80.075%                           97.436%
Against                           .000                          .000%                             .000%
Abstain                     30,167.000                         2.107%                            2.564%

TOTAL                    1,176,662.000                        82.182%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              1,146,495.000                        80.075%                           97.436%
Against                           .000                          .000%                             .000%
Abstain                     30,167.000                         2.107%                            2.564%

TOTAL                    1,176,662.000                        82.182%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              1,146,495.000                        80.075%                           97.436%
Against                            000                          .000%                             .000%
Abstain                     30,167.000                         2.107%                            2.564%

TOTAL                    1,176,662.000                        82.182%                          100.000%

TAX-MANAGED DEFENSIVE STRATEGY FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                485,867.000                        64.982%                           94.296%
Against                            000                          .000%                             .000%
Abstain                     29,389.000                         3.931%                            5.704%

TOTAL                      515,256.000                        68.913%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                485,867.000                        64.982%                           94.296%
Against                            000                          .000%                             .000%
Abstain                     29,389.000                         3.931%                            5.704%
TOTAL                      515,256.000                        68.913%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                485,867.000                        64.982%                           94.296%
Against                           .000                          .000%                             .000%
Abstain                     29,389.000                         3.931%                            5.704%

TOTAL                      515,256.000                        68.913%                          100.000%



--------------------------------------------------------------------------------
82                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


                                                              % OF
                            NUMBER OF                     OUTSTANDING                     % OF SHARES
                             SHARES                          SHARES                          PRESENT
                         ---------------                 --------------                 ----------------
4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative                485,867.000                        64.982%                           94.296%
Against                            000                          .000%                             .000%
Abstain                     29,389.000                         3.931%                            5.704%

TOTAL                      515,256.000                        68.913%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                485,867.000                        64.982%                           94.296%
Against                            000                          .000%                             .000%
Abstain                     29,389.000                         3.931%                            5.704%

TOTAL                      515,256.000                        68.913%                          100.000%

CONSERVATIVE STRATEGY FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              1,064,899.000                        61.711%                           96.415%
Against                           .000                          .000%                             .000%
Abstain                     39,592.000                         2.295%                            3.585%

TOTAL                    1,104,491.000                        64.006%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              1,090,775.000                        63.211%                           98.758%
Against                            000                          .000%                             .000%
Abstain                     13,716.000                          .795%                            1.242%

TOTAL                    1,104,491.000                        64.006%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              1,090,775.000                        63.211%                           98.758%
Against                           .000                          .000%                             .000%
Abstain                     13,716.000                          .795%                            1.242%

TOTAL                    1,104,491.000                        64.006%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              1,064,900.000                        61.711%                           96.415%
Against                     25,875.000                         1.500%                            2.343%
Abstain                     13,716.000                          .795%                            1.242%

TOTAL                    1,104,491.000                        64.006%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              1,064,899.000                        61.711%                           96.415%
Against                           .000                          .000%                             .000%
Abstain                     39,592.000                         2.295%                            3.585%

TOTAL                    1,104,491.000                        64.006%                          100.000%




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   83

================================================================================

                                                              % OF
                            NUMBER OF                     OUTSTANDING                     % OF SHARES
                             SHARES                          SHARES                          PRESENT
                         ---------------                 --------------                 ----------------
TAX-MANAGED CONSERVATIVE STRATEGY FUND

4 (c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              1,468,317.000                        66.915%                           98.763%
Against                      8,121.000                          .370%                             .546%
Abstain                     10,269.000                          .468%                             .691%

TOTAL                    1,486,707.000                        67.753%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              1,468,317.000                        66.915%                           98.763%
Against                      8,121.000                          .370%                             .546%
Abstain                     10,269.000                          .468%                             .691%

TOTAL                    1,486,707.000                        67.753%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              1,468,317.000                        66.915%                           98.763%
Against                      8,121.000                          .370%                             .546%
Abstain                     10,269.000                          .468%                             .691%

TOTAL                    1,486,707.000                        67.753%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              1,468,317.000                        66.915%                           98.763%
Against                      8,121.000                          .370%                             .546%
Abstain                     10,269.000                          .468%                             .691%

TOTAL                    1,486,707.000                        67.753%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              1,468,317.000                        66.915%                           98.763%
Against                      8,121.000                          .370%                             .546%
Abstain                     10,269.000                          .468%                             .691%

TOTAL                    1,486,707.000                        67.753%                          100.000%

MODERATE STRATEGY FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              3,081,201.000                        70.826%                           98.590%
Against                     44,052.000                         1.012%                            1.410%
Abstain                           .000                          .000%                             .000%

TOTAL                    3,125,253.000                        71.838%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              3,081,201.000                        70.826%                           98.590%
Against                     44,052.000                         1.012%                            1.410%
Abstain                           .000                          .000%                             .000%

TOTAL                    3,125,253.000                        71.838%                          100.000%




--------------------------------------------------------------------------------
84                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


                                                              % OF
                            NUMBER OF                     OUTSTANDING                     % OF SHARES
                             SHARES                          SHARES                          PRESENT
                         ---------------                 --------------                 ----------------
4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              3,081,201.000                        70.826%                           98.590%
Against                     44,052.000                         1.012%                            1.410%
Abstain                           .000                          .000%                             .000%

TOTAL                    3,125,253.000                        71.838%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              3,081,201.000                        70.826%                           98.590%
Against                     44,052.000                         1.012%                            1.410%
Abstain                           .000                          .000%                             .000%

TOTAL                    3,125,253.000                        71.838%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              3,118,104.000                        71.674%                           99.771%
Against                           .000                          .000%                             .000%
Abstain                      7,149.000                          .164%                             .229%

TOTAL                    3,125,253.000                        71.838%                          100.000%

TAX-MANAGED MODERATE STRATEGY FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              1,499,723.000                        66.621%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                            000                          .000%                             .000%

TOTAL                    1,499,723.000                        66.621%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              1,499,723.000                        66.621%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                    1,499,723.000                        66.621%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              1,499,723.000                        66.621%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                    1,499,723.000                        66.621%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              1,499,723.000                        66.621%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                    1,499,723.000                        66.621%                          100.000%

--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   85

================================================================================

                                                              % OF
                            NUMBER OF                     OUTSTANDING                     % OF SHARES
                             SHARES                          SHARES                          PRESENT
                         ---------------                 --------------                 ----------------
4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              1,499,723.000                        66.621%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                            000                          .000%                             .000%

TOTAL                    1,499,723.000                        66.621%                          100.000%

AGGRESSIVE STRATEGY FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              1,806,973.000                        65.146%                           94.809%
Against                            000                          .000%                             .000%
Abstain                     98,933.000                         3.567%                            5.191%

TOTAL                    1,905,906.000                        68.713%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              1,806,973.000                        65.146%                           94.809%
Against                           .000                          .000%                             .000%
Abstain                     98,933.000                         3.567%                            5.191%

TOTAL                    1,905,906.000                        68.713%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              1,806,973.000                        65.146%                           94.809%
Against                           .000                          .000%                             .000%
Abstain                     98,933.000                         3.567%                            5.191%

TOTAL                    1,905,906.000                        68.713%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              1,797,621.000                        64.809%                           94.318%
Against                     22,282.000                          .803%                            1.170%
Abstain                     86,003.000                         3.101%                            4.512%

TOTAL                    1,905,906.000                        68.713%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              1,806,973.000                        65.146%                           94.809%
Against                           .000                          .000%                             .000%
Abstain                     98,933.000                         3.567%                            5.191%

TOTAL                    1,905,906.000                        68.713%                          100.000%

TAX-MANAGED AGGRESSIVE STRATEGY FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                741,571.000                        66.908%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                      741,571.000                        66.908%                          100.000%



--------------------------------------------------------------------------------
86                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


                                                              % OF
                            NUMBER OF                     OUTSTANDING                     % OF SHARES
                             SHARES                          SHARES                          PRESENT
                         ---------------                 --------------                 ----------------
4(d) Fundamental Policy Regarding Lending

Affirmative                741,571.000                        66.908%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                      741,571.000                        66.908%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                741,571.000                        66.908%                          100.000%
Against                            000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                      741,571.000                        66.908%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative                741,571.000                        66.908%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                      741,571.000                        66.908%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                741,571.000                        66.908%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%
TOTAL                      741,571.000                        66.908%                          100.000%

CORE MARKET STRATEGY FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                718,452.000                        50.903%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                      718,452.000                        50.903%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                718,452.000                        50.903%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                      718,452.000                        50.903%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                718,452.000                        50.903%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                      718,452.000                        50.903%                          100.000%




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   87

================================================================================

                                                              % OF
                            NUMBER OF                     OUTSTANDING                     % OF SHARES
                             SHARES                          SHARES                          PRESENT
                         ---------------                 --------------                 ----------------
4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative                718,452.000                        50.903%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                      718,452.000                        50.903%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                718,452.000                        50.903%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                      718,452.000                        50.903%                          100.000%

TAX-MANAGED CORE MARKET STRATEGY FUND

4 (c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                387,371.000                        75.429%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                            000                          .000%                             .000%

TOTAL                      387,371.000                        75.429%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative                387,371.000                        75.429%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%
TOTAL                      387,371.000                        75.429%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                387,371.000                        75.429%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                      387,371.000                        75.429%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative                387,371.000                        75.429%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%

TOTAL                      387,371.000                        75.429%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative                387,371.000                        75.429%                          100.000%
Against                           .000                          .000%                             .000%
Abstain                           .000                          .000%                             .000%
Total                      387,371.000                        75.429%                          100.000%


--------------------------------------------------------------------------------
88                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


                                                              % OF
                            NUMBER OF                     OUTSTANDING                     % OF SHARES
                             SHARES                          SHARES                          PRESENT
                         ---------------                 --------------                 ----------------
MARKET GROWTH STRATEGY FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              5,184,605.000                        68.841%                           98.978%
Against                           .000                          .000%                             .000%
Abstain                     53,557.000                          .711%                            1.022%

TOTAL                    5,238,162.000                        69.552%                          100.000%

4(d) Fundamental Policy Regarding Lending
Affirmative              5,184,605.000                        68.841%                           98.978%
Against                           .000                          .000%                             .000%
Abstain                     53,557.000                          .711%                            1.022%

TOTAL                    5,238,162.000                        69.552%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              5,184,605.000                        68.841%                           98.978%
Against                           .000                          .000%                             .000%
Abstain                     53,557.000                          .711%                            1.022%

TOTAL                    5,238,162.000                        69.552%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              5,184,605.000                        68.841%                           98.978%
Against                           .000                          .000%                             .000%
Abstain                     53,557.000                          .711%                            1.022%

TOTAL                    5,238,162.000                        69.552%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              5,184,605.000                        68.841%                           98.978%
Against                           .000                          .000%                             .000%
Abstain                     53,557.000                          .711%                            1.022%

TOTAL                    5,238,162.000                        69.552%                          100.000%

TAX-MANAGED MARKET GROWTH STRATEGY FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative              1,830,699.000                        55.852%                           97.966%
Against                     25,401.000                          .775%                            1.359%
Abstain                     12,611.000                          .385%                             .675%

TOTAL                    1,868,711.000                        57.012%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              1,830,699.000                        55.852%                           97.966%
Against                     25,401.000                          .775%                            1.359%
Abstain                     12,611.000                          .385%                             .675%

TOTAL                    1,868,711.000                        57.012%                          100.000%



--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   89

================================================================================

                                                              % OF
                            NUMBER OF                     OUTSTANDING                     % OF SHARES
                             SHARES                          SHARES                          PRESENT
                         ---------------                 --------------                 ----------------
4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              1,830,699.000                        55.852%                           97.966%
Against                     25,401.000                          .775%                            1.359%
Abstain                     12,611.000                          .385%                             .675%

TOTAL                    1,868,711.000                        57.012%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              1,830,699.000                        55.852%                           97.966%
Against                     25,401.000                          .775%                            1.359%
Abstain                     12,611.000                          .385%                             .675%

TOTAL                    1,868,711.000                        57.012%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              1,830,699.000                        55.852%                           97.966%
Against                     25,401.000                          .775%                            1.359%
Abstain                     12,611.000                          .385%                             .675%

TOTAL                    1,868,711.000                        57.012%                          100.000%




--------------------------------------------------------------------------------
90                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


The shareholder meeting held on October 27, 2004 was adjourned for the SEI Asset Allocation Trust's Diversified Conservative and Diversified Moderate Growth Funds. The meeting reconvened on November 5, 2004 and the shareholders of those funds voted on the proposals listed below. The results of the voting were as follows:

PROPOSAL 2: To approve eliminating or reclassifying certain fundamental policies and restrictions for the Funds.

DIVERSIFIED CONSERVATIVE FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities
Affirmative              5,918,149.979                        61.219%                           98.030%
Against                      6,856.000                          .071%                             .114%
Abstain                     61,692.730                          .638%                            1.021%
Broker Non-votes            50,365.000                          .521%                             .834%

TOTAL                    6,037,063.709                        62.449%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative              5,918,149.979                        61.219%                           98.030%
Against                      6,856.000                          .071%                             .114%
Abstain                     61,692.730                          .638%                            1.021%
Broker Non-votes            50,365.000                          .521%                             .834%

TOTAL                    6,037,063.709                        62.449%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative              5,916,862.186                        61.205%                           98.009%
Against                      8,143.793                          .085%                             .135%
Abstain                     61,692.730                          .638%                            1.022%
Broker Non-votes            50,365.000                          .521%                             .834%

TOTAL                    6,037,063.709                        62.449%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative              5,918,149.979                        61.219%                           98.030%
Against                      6,856.000                          .071%                             .114%
Abstain                     61,692.730                          .638%                            1.021%
Broker Non-votes            50,365.000                          .521%                             .834%

TOTAL                    6,037,063.709                        62.449%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative              5,916,862.186                        61.205%                           98.009%
Against                      8,143.793                          .085%                             .135%
Abstain                     61,692.730                          .638%                            1.022%
Broker Non-votes            50,365.000                          .521%                             .834%

TOTAL                    6,037,063.709                        62.449%                          100.000%




--------------------------------------------------------------------------------
SEI Asset Allocation Trust / Annual Report / March 31, 2005                   91

================================================================================


Shareholder Voting Results (Unaudited) (Concluded)


DIVERSIFIED MODERATE GROWTH FUND

4(c) Fundamental Policies Regarding Borrowing and Senior Securities
Affirmative             15,203,957.293                        47.503%                           94.166%
Against                     41,165.000                          .128%                             .255%
Abstain                    602,017.697                         1.881%                            3.729%
Broker Non-votes           298,706.000                          .933%                            1.850%

TOTAL                   16,145,845.990                        50.445%                          100.000%

4(d) Fundamental Policy Regarding Lending

Affirmative             15,206,662.293                        47.511%                           94.183%
Against                     41,165.000                          .129%                             .255%
Abstain                    599,312.697                         1.872%                            3.712%
Broker Non-votes           298,706.000                          .933%                            1.850%

TOTAL                   16,145,845.990                        50.445%                          100.000%

4(g) Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative             15,205,655.151                        47.508%                           94.177%
Against                     42,172.142                          .132%                             .261%
Abstain                    599,312.697                         1.872%                            3.712%
Broker Non-votes           298,706.000                          .933%                            1.850%

TOTAL                   16,145,845.990                        50.445%                          100.000%

4(i) Fundamental Policy Regarding Underwriting of Securities

Affirmative             15,206,662.293                        47.511%                           94.183%
Against                     41,165.000                          .129%                             .255%
Abstain                    599,312.697                         1.872%                            3.712%
Broker Non-votes           298,706.000                          .933%                            1.850%

TOTAL                   16,145,845.990                        50.445%                          100.000%

4(n) Fundamental Policy Regarding Investment in Oil and Gas

Affirmative             15,205,655.151                        47.508%                           94.177%
Against                     42,172.142                          .132%                             .261%
Abstain                    599,312.697                         1.872%                            3.712%
Broker Non-votes           298,706.000                          .933%                            1.850%

TOTAL                   16,145,845.990                        50.445%                          100.000%




--------------------------------------------------------------------------------
92                   SEI Asset Allocation Trust / Annual Report / March 31, 2005

================================================================================


SEI ASSET ALLOCATION TRUST ANNUAL REPORT MARCH 31, 2005

Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Nicole Alexander
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER


INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)>

SEI INVESTMENTS






SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1-800-342-5734)







SEI-F-121 (3/05)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For each of the last two fiscal years, the aggregate fees for which PricewaterhouseCoopers LLP (PwC) billed the Trust for services as follows:


-----------------------------------------------------------------------------------------------------------------------------
                                           2005                                                   2004
-----------------------------------------------------------------------------------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
-----------------------------------------------------------------------------------------------------------------------------
(a)     Audit          $133,550            N/A               N/A              $100,220           N/A               N/A
        Fees(1)

-----------------------------------------------------------------------------------------------------------------------------
(b)     Audit-           N/A             $195,295            N/A               N/A             $108,007            N/A
        Related
        Fees (2)
-----------------------------------------------------------------------------------------------------------------------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees

-----------------------------------------------------------------------------------------------------------------------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
-----------------------------------------------------------------------------------------------------------------------------

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by PwC in connection with statutory and regulatory filings.
   (2) Includes fees for the examination of the design of SEI's Anti Money Laundering Program Framework; 404 Readiness Assistance for SEI; and agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI Funds I.

(e)(1)     Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------------------------------------------
                                                   2005             2004
                ---------------------------------------------------------------
                Audit-Related Fees                  0%               0%

                ---------------------------------------------------------------
                Tax Fees                            0%               0%

                ---------------------------------------------------------------
                All Other Fees                      0%               0%

                ---------------------------------------------------------------


(f)        Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(h)        Not applicable.


ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                      SEI Asset Allocation Trust


By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin
                                                  Chief Executive Officer

Date 05/26/05





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin
                                                  Chief Executive Officer

Date 05/26/05


By (Signature and Title)*                         /s/ Peter (Pedro) A. Rodriguez
                                                  ------------------------------
                                                  Peter (Pedro) A. Rodriguez
                                                  Chief Financial Officer

Date 05/26/05

* Print the name and title of each signing officer under his or her signature.